UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2841

Fidelity Capital Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2008

Item 1. Reports to Stockholders

Fidelity®
Capital Appreciation
Fund

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Actual	$ 1,000.00	$ 831.90	$ 3.87
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.64	$ 4.27

* Expenses are equal to the Fund's annualized expense ratio of .85%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
The Walt Disney Co.	6.9	5.0
Biogen Idec, Inc.	5.5	5.3
Monsanto Co.	4.8	5.2
Alstom SA	3.8	4.9
Elan Corp. PLC sponsored ADR	3.1	2.2
Union Pacific Corp.	2.5	1.3
Norfolk Southern Corp.	2.4	0.9
Genentech, Inc.	2.2	0.0
Qwest Communications International, Inc.	2.2	2.4
Petroleo Brasileiro SA - Petrobras sponsored ADR	2.0	0.0
	35.4
Top Five Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	21.1	16.9
Industrials	20.2	26.9
Health Care	15.0	8.5
Materials	11.8	10.6
Information Technology	8.0	6.8
Asset Allocation (% of fund's net assets)
As of April 30, 2008 *		As of October 31, 2007 **
	Stocks 95.6%		Stocks 93.1%
	Bonds 0.0%		Bonds 0.1%
	Short-Term Investments and Net Other Assets 4.4%		Short-Term Investments and Net Other Assets 6.8%
* Foreign investments	21.5%	** Foreign investments	23.9%

Semiannual Report

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 21.1%
Auto Components - 1.2%
The Goodyear Tire & Rubber Co. (a)	3,606,300	$ 96,577
Automobiles - 2.2%
Fiat SpA	3,598,485	80,877
Harley-Davidson, Inc.	527,800	20,188
Renault SA	725,842	74,842
		175,907
Diversified Consumer Services - 2.5%
Apollo Group, Inc. Class A (non-vtg.) (a)	1,275,367	64,916
Corinthian Colleges, Inc. (a)	439,333	4,986
ITT Educational Services, Inc. (a)(d)	1,630,410	124,987
		194,889
Hotels, Restaurants & Leisure - 1.9%
Accor SA	1,204,144	100,193
Paddy Power PLC (Ireland)	1,357,600	47,473
		147,666
Internet & Catalog Retail - 0.8%
B2W Companhia Global Do Varejo	369,100	12,235
Priceline.com, Inc. (a)	432,256	55,173
		67,408
Media - 7.5%
Mediacom Communications Corp. Class A (a)(d)	2,909,723	12,483
The Walt Disney Co.	16,896,793	547,967
Wolters Kluwer NV (Certificaten Van Aandelen) (d)	1,501,700	40,463
		600,913
Multiline Retail - 0.6%
Saks, Inc. (a)(d)	3,666,200	47,697
Specialty Retail - 2.7%
Abercrombie & Fitch Co. Class A	1,730,000	128,556
bebe Stores, Inc. (d)	1,541,500	15,400
Guess?, Inc.	1,877,906	71,886
		215,842
Textiles, Apparel & Luxury Goods - 1.7%
Deckers Outdoor Corp. (a)(d)(e)	791,600	109,296
Warnaco Group, Inc. (a)	483,000	22,286
		131,582
TOTAL CONSUMER DISCRETIONARY		1,678,481
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 1.8%
Food & Staples Retailing - 0.8%
Wal-Mart Stores, Inc.	1,099,500	$ 63,749
Personal Products - 0.2%
Bare Escentuals, Inc. (a)(d)	741,400	16,911
Tobacco - 0.8%
Reynolds American, Inc. (d)	1,147,900	61,814
TOTAL CONSUMER STAPLES		142,474
ENERGY - 7.2%
Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	219,900	17,786
BJ Services Co.	439,800	12,433
Cameron International Corp. (a)	219,900	10,826
Halliburton Co.	219,900	10,096
Smith International, Inc.	219,900	16,825
Weatherford International Ltd. (a)	219,900	17,739
		85,705
Oil, Gas & Consumable Fuels - 6.1%
Apache Corp.	263,600	35,502
Chesapeake Energy Corp.	836,100	43,226
EOG Resources, Inc.	263,600	34,395
Hess Corp.	614,700	65,281
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,326,100	161,015
XTO Energy, Inc.	2,417,531	149,548
		488,967
TOTAL ENERGY		574,672
FINANCIALS - 5.7%
Capital Markets - 2.8%
Janus Capital Group, Inc.	2,749,624	77,154
Lazard Ltd. Class A	263,900	10,329
T. Rowe Price Group, Inc.	2,391,805	140,064
		227,547
Diversified Financial Services - 0.5%
Bolsa de Mercadorias & Futuros - BM&F SA	1,842,100	18,729
Bovespa Holding SA	1,254,000	19,049
		37,778
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 2.4%
CB Richard Ellis Group, Inc. Class A (a)(d)	6,864,500	$ 158,707
Jones Lang LaSalle, Inc. (d)	439,100	34,079
		192,786
TOTAL FINANCIALS		458,111
HEALTH CARE - 15.0%
Biotechnology - 7.7%
Biogen Idec, Inc. (a)	7,167,659	435,005
Genentech, Inc. (a)	2,607,804	177,852
		612,857
Health Care Providers & Services - 1.8%
Express Scripts, Inc. (a)	1,103,200	77,246
VCA Antech, Inc. (a)	2,146,038	69,467
		146,713
Life Sciences Tools & Services - 0.6%
Techne Corp. (a)	488,793	35,447
Varian, Inc. (a)	183,300	9,335
		44,782
Pharmaceuticals - 4.9%
Allergan, Inc.	2,560,863	144,356
Elan Corp. PLC sponsored ADR (a)	9,291,455	244,272
Questcor Pharmaceuticals, Inc. (a)	983,839	4,171
		392,799
TOTAL HEALTH CARE		1,197,151
INDUSTRIALS - 20.2%
Aerospace & Defense - 0.5%
Raytheon Co.	569,971	36,461
Airlines - 5.2%
AMR Corp. (a)(d)(e)	15,414,200	135,183
Continental Airlines, Inc. Class B (a)(e)	6,016,000	108,168
Ryanair Holdings PLC sponsored ADR (a)(d)	2,960,602	80,262
UAL Corp.	3,792,012	56,501
US Airways Group, Inc. (a)	3,811,500	32,741
		412,855
Commercial Services & Supplies - 0.2%
Monster Worldwide, Inc. (a)	791,600	19,260
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 4.8%
ABB Ltd. sponsored ADR	2,660,900	$ 81,610
Alstom SA	1,308,064	304,261
		385,871
Machinery - 3.7%
Caterpillar, Inc.	746,794	61,147
Cummins, Inc.	1,909,900	119,655
Deere & Co.	1,389,600	116,824
		297,626
Road & Rail - 5.8%
All America Latina Logistica SA unit	2,299,900	30,025
Hertz Global Holdings, Inc. (a)	3,138,493	40,361
Norfolk Southern Corp.	3,230,208	192,456
Union Pacific Corp.	1,359,600	197,400
		460,242
TOTAL INDUSTRIALS		1,612,315
INFORMATION TECHNOLOGY - 8.0%
Electronic Equipment & Instruments - 0.5%
Ingram Micro, Inc. Class A (a)	2,174,500	36,988
Internet Software & Services - 0.8%
Akamai Technologies, Inc. (a)	527,200	18,858
DealerTrack Holdings, Inc. (a)(d)(e)	2,282,292	43,911
		62,769
IT Services - 0.9%
Paychex, Inc.	879,600	31,991
Redecard SA	1,510,100	28,163
Visa, Inc.	175,900	14,679
		74,833
Semiconductors & Semiconductor Equipment - 5.5%
Altera Corp.	1,845,320	39,268
Applied Materials, Inc.	7,752,100	144,654
ASML Holding NV (NY Shares)	439,800	12,473
Infineon Technologies AG sponsored ADR (a)	175,900	1,625
KLA-Tencor Corp. (d)	1,845,200	80,598
Kulicke & Soffa Industries, Inc. (a)	2,484,576	16,373
Lam Research Corp. (a)	1,407,320	57,475
Micron Technology, Inc. (a)	2,638,400	20,368
Novellus Systems, Inc. (a)	483,300	10,565
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Skyworks Solutions, Inc. (a)	2,979,700	$ 25,894
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,285,300	25,687
		434,980
Software - 0.3%
Adobe Systems, Inc. (a)	527,700	19,678
Autodesk, Inc. (a)	175,900	6,684
		26,362
TOTAL INFORMATION TECHNOLOGY		635,932
MATERIALS - 11.8%
Chemicals - 9.5%
FMC Corp.	1,423,163	89,346
International Flavors & Fragrances, Inc.	928,434	42,346
Monsanto Co.	3,385,692	386,037
Potash Corp. of Saskatchewan, Inc.	395,800	72,807
Syngenta AG sponsored ADR (d)	1,571,100	92,978
The Mosaic Co. (a)	615,717	75,431
		758,945
Containers & Packaging - 0.5%
Owens-Illinois, Inc. (a)	710,940	39,208
Metals & Mining - 1.8%
Anglo Platinum Ltd.	87,700	14,065
Barrick Gold Corp.	615,700	23,666
Freeport-McMoRan Copper & Gold, Inc. Class B	88,000	10,010
Goldcorp, Inc.	1,231,400	43,786
Impala Platinum Holdings Ltd.	263,200	10,722
Kinross Gold Corp.	1,935,100	36,565
		138,814
TOTAL MATERIALS		936,967
TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 2.7%
Cbeyond, Inc. (a)(e)	2,256,857	44,550
Qwest Communications International, Inc. (d)	33,368,800	172,183
		216,733
Wireless Telecommunication Services - 2.1%
America Movil SAB de CV Series L sponsored ADR	781,600	45,302
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
American Tower Corp. Class A (a)	2,210,300	$ 95,971
Centennial Communications Corp. Class A (a)	3,527,506	21,377
		162,650
TOTAL TELECOMMUNICATION SERVICES		379,383
TOTAL COMMON STOCKS (Cost $7,001,637)		7,615,486
Nonconvertible Bonds - 0.0%
	Principal Amount (000s)
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc.:
7.7% 12/15/05 (a)	$ 15,269	229
7.9% 12/15/09 (a)	3,920	157
8.3% 12/15/29 (a)	42,340	1,694
9% 5/15/16 (a)	4,930	74
9.75% 5/15/21 (a)	2,556	38
10% 8/15/08 (a)	8,047	322
10.375% 2/1/11 (a)	3,920	59
TOTAL NONCONVERTIBLE BONDS (Cost $2,368)		2,573
Money Market Funds - 10.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 2.51% (b)	411,037,837	$ 411,038
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	381,753,300	381,753
TOTAL MONEY MARKET FUNDS (Cost $792,791)		792,791
TOTAL INVESTMENT PORTFOLIO - 105.6% (Cost $7,796,796)		8,410,850
NET OTHER ASSETS - (5.6)%		(445,879)
NET ASSETS - 100%		$ 7,964,971
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 13,540
Fidelity Securities Lending Cash Central Fund	909
Total	$ 14,449
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amount in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AMR Corp.	$ 375,235	$ -	$ 1,661	$ -	$ 135,183
Cbeyond, Inc.	41,213	33,305	-	-	44,550
Continental Airlines, Inc. Class B	212,462	-	2,876	-	108,168
DealerTrack Holdings, Inc.	105,317	5,625	-	-	43,911
Deckers Outdoor Corp.	110,658	-	-	-	109,296
Total	$ 844,885	$ 38,930	$ 4,537	$ -	$ 441,108
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	78.5%
France	6.0%
Ireland	4.7%
Brazil	3.3%
Canada	2.3%
Switzerland	2.2%
Italy	1.0%
Others (individually less than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $364,374) - See accompanying schedule: Unaffiliated issuers (cost $6,238,100)	$ 7,176,951
Fidelity Central Funds (cost $792,791)	792,791
Other affiliated issuers (cost $765,905)	441,108
Total Investments (cost $7,796,796)		$ 8,410,850
Cash		500
Foreign currency held at value (cost $504)		514
Receivable for investments sold		117,234
Receivable for fund shares sold		4,696
Dividends receivable		5,844
Distributions receivable from Fidelity Central Funds		1,708
Prepaid expenses		20
Other receivables		599
Total assets		8,541,965

Liabilities
Payable for investments purchased	$ 179,600
Payable for fund shares redeemed	9,875
Accrued management fee	4,016
Other affiliated payables	1,555
Other payables and accrued expenses	195
Collateral on securities loaned, at value	381,753
Total liabilities		576,994

Net Assets		$ 7,964,971
Net Assets consist of:
Paid in capital		$ 7,533,910
Undistributed net investment income		14,389
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(197,412)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		614,084
Net Assets, for 322,542 shares outstanding		$ 7,964,971
Net Asset Value, offering price and redemption price per share ($7,964,971 ÷ 322,542 shares)		$ 24.69

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 51,232
Interest		79
Income from Fidelity Central Funds		14,449
Total income		65,760

Expenses
Management fee Basic fee	$ 23,581
Performance adjustment	2,022
Transfer agent fees	9,122
Accounting and security lending fees	646
Custodian fees and expenses	88
Independent trustees' compensation	18
Depreciation in deferred trustee compensation account	(2)
Registration fees	74
Audit	42
Legal	18
Miscellaneous	292
Total expenses before reductions	35,901
Expense reductions	(346)	35,555
Net investment income (loss)		30,205
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(180,208)
Other affiliated issuers	(8,264)
Foreign currency transactions	(1,113)
Total net realized gain (loss)		(189,585)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,535,061)
Assets and liabilities in foreign currencies	16
Total change in net unrealized appreciation (depreciation)		(1,535,045)
Net gain (loss)		(1,724,630)
Net increase (decrease) in net assets resulting from operations		$ (1,694,425)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,205	$ 33,781
Net realized gain (loss)	(189,585)	785,092
Change in net unrealized appreciation (depreciation)	(1,535,045)	1,140,693
Net increase (decrease) in net assets resulting from operations	(1,694,425)	1,959,566
Distributions to shareholders from net investment income	(37,706)	(33,610)
Distributions to shareholders from net realized gain	(697,557)	(409,425)
Total distributions	(735,263)	(443,035)
Share transactions Proceeds from sales of shares	751,721	2,055,907
Reinvestment of distributions	706,511	426,687
Cost of shares redeemed	(1,202,881)	(2,212,582)
Net increase (decrease) in net assets resulting from share transactions	255,351	270,012
Total increase (decrease) in net assets	(2,174,337)	1,786,543

Net Assets
Beginning of period	10,139,308	8,352,765
End of period (including undistributed net investment income of $14,389 and undistributed net investment income of $24,482, respectively)	$ 7,964,971	$ 10,139,308
Other Information Shares
Sold	29,654	71,797
Issued in reinvestment of distributions	24,939	15,786
Redeemed	(47,643)	(76,738)
Net increase (decrease)	6,950	10,845

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Financial Highlights

	Six months ended April 30, 2008	Years ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 32.13	$ 27.41	$ 26.22	$ 25.05	$ 23.53	$ 16.28
Income from Investment Operations
Net investment income (loss) E	.09	.11	.10	(.01)H	(.03)	(.06)
Net realized and unrealized gain (loss)	(5.19)	6.06	3.55	2.40	1.58	7.31
Total from investment operations	(5.10)	6.17	3.65	2.39	1.55	7.25
Distributions from net investment income	(.12)	(.11)	-	(.01)	(.01)	-
Distributions from net realized gain	(2.22)	(1.34)	(2.46)	(1.21)	(.02)	-
Total distributions	(2.34)	(1.45)	(2.46)	(1.22)	(.03)	-
Net asset value, end of period	$ 24.69	$ 32.13	$ 27.41	$ 26.22	$ 25.05	$ 23.53
Total Return B, C, D	(16.81)%	23.51%	14.70%	9.66%	6.60%	44.53%
Ratios to Average Net Assets F, I
Expenses before reductions	.85% A	.83%	.91%	.94%	.94%	.91%
Expenses net of fee waivers, if any	.85% A	.83%	.91%	.94%	.94%	.91%
Expenses net of all reductions	.84% A	.82%	.87%	.90%	.91%	.88%
Net investment income (loss)	.71% A	.36%	.36%	(.05)%H	(.12)%	(.31)%
Supplemental Data
Net assets, end of period (in millions)	$ 7,965	$ 10,139	$ 8,353	$ 6,970	$ 5,861	$ 3,943
Portfolio turnover rate G	150% A	135%	198%	109%	72%	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity Capital Appreciation Fund (the Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. On January 17, 2008, the Board of Trustees approved the creation of an additional class of shares. The Fund commenced sale of Class K shares and the existing class was designated Capital Appreciation on May 9, 2008.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,480,242
Unrealized depreciation	(876,201)
Net unrealized appreciation (depreciation)	$ 604,041
Cost for federal income tax purposes	$ 7,806,809

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,067,924 and $6,166,054, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease.

In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .60% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc, (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the Fund's transfer agent. For the period the transfer agent fees were equivalent to an annualized rate of .22% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $65 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $909.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $194 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $1 and $151, respectively.

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $469, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	23,119,124,829.71	94.630
Withheld	1,311,945,572.61	5.370
TOTAL	24,431,070,402.32	100.000
Dennis J. Dirks
Affirmative	23,264,895,678.33	95.227
Withheld	1,166,174,723.99	4.773
TOTAL	24,431,070,402.32	100.000
Edward C. Johnson 3d
Affirmative	23,048,702,160.33	94.342
Withheld	1,382,368,241.99	5.658
TOTAL	24,431,070,402.32	100.000
Alan J. Lacy
Affirmative	23,227,703,560.69	95.074
Withheld	1,203,366,841.63	4.926
TOTAL	24,431,070,402.32	100.000
Ned C. Lautenbach
Affirmative	23,204,734,087.83	94.980
Withheld	1,226,336,314.49	5.020
TOTAL	24,431,070,402.32	100.000
Joseph Mauriello
Affirmative	23,241,851,999.48	95.132
Withheld	1,189,218,402.84	4.868
TOTAL	24,431,070,402.32	100.000
Cornelia M. Small
Affirmative	23,238,535,444.69	95.119
Withheld	1,192,534,957.63	4.881
TOTAL	24,431,070,402.32	100.000
William S. Stavropoulos
Affirmative	23,115,529,078.86	94.615
Withheld	1,315,541,323.46	5.385
TOTAL	24,431,070,402.32	100.000
David M. Thomas
Affirmative	23,252,717,495.51	95.177
Withheld	1,178,352,906.81	4.823
TOTAL	24,431,070,402.32	100.000
Michael E. Wiley
Affirmative	23,205,390,737.79	94.983
Withheld	1,225,679,664.53	5.017
TOTAL	24,431,070,402.32	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	18,156,725,598.66	74.318
Against	4,525,430,963.48	18.523
Abstain	1,194,721,132.34	4.890
Broker Non-Votes	554,192,707.84	2.269
TOTAL	24,431,070,402.32	100.000
PROPOSAL 3

A shareholder proposal concerning "procedures to prevent holding investments in companies that, in the judgment of the Board, substantially contribute to genocide or crimes against humanity, the most egregious violations of human rights."

The fund did not achieve quorum with respect to this proposal, and therefore no action was taken at the meeting and subsequent adjournments. Because sufficient votes in favor of the proposal were not received, on June 18, 2008, the proxies in their discretion determined not to adjourn the meeting further on this item.

A Denotes trust-wide proposal and voting results.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

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For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

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Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

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Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

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Fidelity Investments
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Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

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Fidelity Management & Research Company

Boston, MA

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Boston, MA

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www.fidelity.com

Fidelity®
Disciplined Equity
Fund

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Actual	$ 1,000.00	$ 888.80	$ 4.18
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.44	$ 4.47

* Expenses are equal to the Fund's annualized expense ratio of .89%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.4	4.1
ConocoPhillips	4.2	3.8
Hewlett-Packard Co.	3.9	3.6
Johnson & Johnson	3.3	1.4
International Business Machines Corp.	3.3	3.7
McDonald's Corp.	2.8	3.2
Philip Morris International, Inc.	2.7	0.0
Goldman Sachs Group, Inc.	2.6	3.4
Freeport-McMoRan Copper & Gold, Inc. Class B	2.5	0.8
Hess Corp.	2.5	0.0
	32.2
Top Five Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.1	19.4
Information Technology	15.8	16.8
Energy	13.5	12.0
Industrials	11.6	10.1
Health Care	11.0	12.1
Asset Allocation (% of fund's net assets)
As of April 30, 2008*		As of October 31, 2007**
	Stocks 99.9%		Stocks and Equity Futures 99.6%
	Short-Term Investments and Net Other Assets 0.1%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	7.5%	** Foreign investments	4.7%

Semiannual Report

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.6%
Diversified Consumer Services - 0.4%
DeVry, Inc.	890,137	$ 50,738
Hotels, Restaurants & Leisure - 3.5%
Bally Technologies, Inc. (a)	1,300,000	43,797
McDonald's Corp.	6,100,000	363,438
Vail Resorts, Inc. (a)(d)	100,000	4,883
Yum! Brands, Inc.	1,000,000	40,680
		452,798
Household Durables - 0.3%
NVR, Inc. (a)	50,000	30,675
Whirlpool Corp.	65,471	4,765
		35,440
Internet & Catalog Retail - 0.5%
Priceline.com, Inc. (a)	550,000	70,202
Media - 1.5%
DreamWorks Animation SKG, Inc. Class A (a)	1,200,000	33,552
The Walt Disney Co.	5,000,000	162,150
		195,702
Textiles, Apparel & Luxury Goods - 2.4%
NIKE, Inc. Class B	3,800,000	253,840
VF Corp.	800,000	59,504
		313,344
TOTAL CONSUMER DISCRETIONARY		1,118,224
CONSUMER STAPLES - 10.6%
Beverages - 2.4%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,000,000	18,360
Molson Coors Brewing Co. Class B	5,041,400	276,470
PepsiAmericas, Inc.	700,000	17,990
		312,820
Food & Staples Retailing - 3.3%
Kroger Co.	8,300,000	226,175
SUPERVALU, Inc.	2,100,000	69,510
Wal-Mart Stores, Inc.	2,300,000	133,354
		429,039
Food Products - 1.0%
Chiquita Brands International, Inc. (a)(d)	1,400,000	31,850
Del Monte Foods Co.	3,300,000	29,766
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Fresh Del Monte Produce, Inc. (a)	300,000	$ 9,507
Tyson Foods, Inc. Class A	3,500,000	62,300
		133,423
Tobacco - 3.9%
Altria Group, Inc.	7,750,000	155,000
Philip Morris International, Inc. (a)	6,750,000	344,453
		499,453
TOTAL CONSUMER STAPLES		1,374,735
ENERGY - 13.5%
Energy Equipment & Services - 2.6%
ENSCO International, Inc.	1,002,500	63,889
Helmerich & Payne, Inc.	1,000,000	53,750
National Oilwell Varco, Inc. (a)	1,437,800	98,417
Noble Corp.	1,000,000	56,280
Rowan Companies, Inc.	1,600,000	62,384
		334,720
Oil, Gas & Consumable Fuels - 10.9%
Apache Corp.	300,000	40,404
Chevron Corp.	1,400,000	134,610
ConocoPhillips	6,347,268	546,817
El Paso Corp.	297,860	5,105
Hess Corp.	3,000,000	318,600
Marathon Oil Corp.	2,426,600	110,580
Sunoco, Inc.	700,000	32,487
Tesoro Corp.	2,600,000	65,364
Valero Energy Corp.	1,900,000	92,815
Williams Companies, Inc.	2,000,000	71,000
		1,417,782
TOTAL ENERGY		1,752,502
FINANCIALS - 17.1%
Capital Markets - 2.9%
GLG Partners, Inc.	506,581	4,179
Goldman Sachs Group, Inc.	1,750,000	334,898
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Investment Technology Group, Inc. (a)	250,000	$ 12,065
Knight Capital Group, Inc. Class A (a)	1,700,000	31,807
		382,949
Consumer Finance - 0.6%
Capital One Financial Corp.	1,400,000	74,200
Diversified Financial Services - 5.3%
Bank of America Corp.	2,300,000	86,342
Interactive Brokers Group, Inc.	400,000	12,628
IntercontinentalExchange, Inc. (a)	100,000	15,515
JPMorgan Chase & Co.	12,000,000	571,798
		686,283
Insurance - 7.7%
ACE Ltd.	1,100,000	66,319
AFLAC, Inc.	500,000	33,335
Allied World Assurance Co. Holdings Ltd.	800,000	32,984
American International Group, Inc.	4,500,000	207,900
Assurant, Inc.	500,000	32,500
Axis Capital Holdings Ltd.	1,300,000	44,083
Berkshire Hathaway, Inc. Class B (a)	37,000	164,909
Everest Re Group Ltd.	400,000	36,140
Genworth Financial, Inc. Class A (non-vtg.)	1,500,000	34,590
Hartford Financial Services Group, Inc.	1,600,000	114,032
Loews Corp.	2,500,000	105,275
MetLife, Inc.	1,700,000	103,445
PartnerRe Ltd.	400,000	29,592
		1,005,104
Real Estate Investment Trusts - 0.6%
Annaly Capital Management, Inc.	4,600,000	77,096
TOTAL FINANCIALS		2,225,632
HEALTH CARE - 11.0%
Biotechnology - 0.5%
Biogen Idec, Inc. (a)	1,000,000	60,690
Health Care Equipment & Supplies - 1.4%
Baxter International, Inc.	1,500,000	93,480
Boston Scientific Corp. (a)	2,500,000	33,325
Kinetic Concepts, Inc. (a)	1,400,000	55,524
		182,329
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 2.1%
Humana, Inc. (a)	2,656,113	$ 126,936
Medco Health Solutions, Inc. (a)	1,500,000	74,310
Universal Health Services, Inc. Class B	1,100,000	68,904
		270,150
Life Sciences Tools & Services - 2.1%
Invitrogen Corp. (a)	800,000	74,856
Thermo Fisher Scientific, Inc. (a)	3,500,000	202,545
		277,401
Pharmaceuticals - 4.9%
Abbott Laboratories	1,900,000	100,225
Endo Pharmaceuticals Holdings, Inc. (a)	1,800,000	44,694
Johnson & Johnson	6,400,000	429,376
Perrigo Co.	1,600,000	65,584
		639,879
TOTAL HEALTH CARE		1,430,449
INDUSTRIALS - 11.6%
Aerospace & Defense - 5.3%
L-3 Communications Holdings, Inc.	1,100,000	122,595
Northrop Grumman Corp.	2,750,000	202,318
Raytheon Co.	2,786,700	178,265
The Boeing Co.	2,244,700	190,485
		693,663
Building Products - 0.1%
Armstrong World Industries, Inc.	300,000	10,677
Commercial Services & Supplies - 1.1%
Allied Waste Industries, Inc. (a)	4,800,000	59,328
Manpower, Inc.	500,000	33,565
R.R. Donnelley & Sons Co.	1,400,000	42,896
		135,789
Industrial Conglomerates - 2.6%
McDermott International, Inc. (a)	900,000	48,222
Tyco International Ltd.	6,200,000	290,098
		338,320
Machinery - 1.3%
Flowserve Corp.	600,000	74,454
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Ingersoll-Rand Co. Ltd. Class A	1,100,000	$ 48,818
SPX Corp.	400,000	49,200
		172,472
Marine - 0.6%
Alexander & Baldwin, Inc.	388,469	19,513
Genco Shipping & Trading Ltd. (d)	950,000	64,268
		83,781
Road & Rail - 0.6%
Ryder System, Inc.	1,050,000	71,894
TOTAL INDUSTRIALS		1,506,596
INFORMATION TECHNOLOGY - 15.8%
Communications Equipment - 1.0%
Nokia Corp. sponsored ADR	4,400,000	132,308
Computers & Peripherals - 9.7%
Apple, Inc. (a)	200,000	34,790
Hewlett-Packard Co.	10,800,000	500,580
International Business Machines Corp.	3,505,700	423,138
NCR Corp. (a)	1,182,610	29,128
Western Digital Corp. (a)	9,200,000	266,708
		1,254,344
Electronic Equipment & Instruments - 1.0%
Tyco Electronics Ltd.	3,600,000	134,676
IT Services - 0.1%
Accenture Ltd. Class A	153,626	5,769
MasterCard, Inc. Class A	32,528	9,048
		14,817
Semiconductors & Semiconductor Equipment - 0.3%
Skyworks Solutions, Inc. (a)	3,800,000	33,022
Software - 3.7%
Microsoft Corp.	8,300,000	236,716
Oracle Corp. (a)	5,000,000	104,250
Sybase, Inc. (a)	1,400,000	41,188
Symantec Corp. (a)	4,400,000	75,768
Synopsys, Inc. (a)	800,000	18,488
		476,410
TOTAL INFORMATION TECHNOLOGY		2,045,577
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 4.7%
Chemicals - 1.5%
CF Industries Holdings, Inc.	550,000	$ 73,535
The Mosaic Co. (a)	1,000,000	122,510
		196,045
Containers & Packaging - 0.2%
Rock-Tenn Co. Class A	500,000	16,965
Metals & Mining - 3.0%
Freeport-McMoRan Copper & Gold, Inc. Class B	2,900,000	329,875
United States Steel Corp.	400,000	61,580
		391,455
TOTAL MATERIALS		604,465
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	6,294,750	243,670
Verizon Communications, Inc.	4,700,000	180,856
		424,526
UTILITIES - 3.7%
Electric Utilities - 0.9%
Edison International	246,369	12,853
Entergy Corp.	172,000	19,756
FirstEnergy Corp.	1,200,000	90,768
		123,377
Gas Utilities - 0.7%
Energen Corp.	800,000	54,592
Questar Corp.	500,000	31,015
		85,607
Independent Power Producers & Energy Traders - 1.1%
Constellation Energy Group, Inc.	600,000	50,790
Mirant Corp. (a)	2,130,600	87,589
		138,379
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 1.0%
OGE Energy Corp.	400,000	$ 13,076
Public Service Enterprise Group, Inc.	2,700,000	118,557
		131,633
TOTAL UTILITIES		478,996
TOTAL COMMON STOCKS (Cost $12,083,317)		12,961,702
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 1.32% to 1.35% 6/5/08 (Cost $5,892)	$ 5,900	5,893
Money Market Funds - 1.4%
	Shares
Fidelity Cash Central Fund, 2.51% (b)	163,764,896	163,765
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	23,109,950	23,110
TOTAL MONEY MARKET FUNDS (Cost $186,875)		186,875
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 1.97%, dated 4/30/08 due 5/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $5,362)	$ 5,362	5,362
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $12,281,446)		13,159,832
NET OTHER ASSETS - (1.4)%		(184,118)
NET ASSETS - 100%		$ 12,975,714
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$5,362,000 due 5/01/08 at 1.97%
BNP Paribas Securities Corp.	$ 2,038
Banc of America Securities LLC	656
Dresdner Kleinwort Securities LLC	1,112
J.P. Morgan Securities, Inc.	1,556
$ 5,362
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,421
Fidelity Securities Lending Cash Central Fund	418
Total	$ 3,839

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $22,451 and repurchase agreements of $5,362) - See accompanying schedule: Unaffiliated issuers (cost $12,094,571)	$ 12,972,957
Fidelity Central Funds (cost $186,875)	186,875
Total Investments (cost $12,281,446)		$ 13,159,832
Receivable for investments sold		601,562
Receivable for fund shares sold		12,741
Dividends receivable		8,967
Distributions receivable from Fidelity Central Funds		487
Prepaid expenses		22
Other receivables		145
Total assets		13,783,756

Liabilities
Payable for investments purchased	$ 768,829
Payable for fund shares redeemed	6,657
Accrued management fee	6,675
Payable for daily variation on futures contracts	115
Other affiliated payables	2,363
Other payables and accrued expenses	293
Collateral on securities loaned, at value	23,110
Total liabilities		808,042

Net Assets		$ 12,975,714
Net Assets consist of:
Paid in capital		$ 12,673,718
Undistributed net investment income		34,544
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(610,934)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		878,386
Net Assets, for 476,761 shares outstanding		$ 12,975,714
Net Asset Value, offering price and redemption price per share ($12,975,714 ÷ 476,761 shares)		$ 27.22

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 109,586
Interest		214
Income from Fidelity Central Funds		3,839
Total income		113,639

Expenses
Management fee Basic fee	$ 32,897
Performance adjustment	5,389
Transfer agent fees	13,013
Accounting and security lending fees	697
Custodian fees and expenses	86
Independent trustees' compensation	24
Registration fees	214
Audit	42
Legal	20
Interest	4
Miscellaneous	129
Total expenses before reductions	52,515
Expense reductions	(422)	52,093
Net investment income (loss)		61,546
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(579,007)
Foreign currency transactions	(35)
Futures contracts	(10,356)
Total net realized gain (loss)		(589,398)
Change in net unrealized appreciation (depreciation) on: Investment securities	(790,032)
Assets and liabilities in foreign currencies	68
Futures contracts	(5,524)
Total change in net unrealized appreciation (depreciation)		(795,488)
Net gain (loss)		(1,384,886)
Net increase (decrease) in net assets resulting from operations		$ (1,323,340)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 61,546	$ 83,076
Net realized gain (loss)	(589,398)	884,975
Change in net unrealized appreciation (depreciation)	(795,488)	635,830
Net increase (decrease) in net assets resulting from operations	(1,323,340)	1,603,881
Distributions to shareholders from net investment income	(93,304)	(47,969)
Distributions to shareholders from net realized gain	(872,035)	(628,643)
Total distributions	(965,339)	(676,612)
Share transactions Proceeds from sales of shares	3,290,324	2,746,628
Reinvestment of distributions	955,761	667,968
Cost of shares redeemed	(463,373)	(554,289)
Net increase (decrease) in net assets resulting from share transactions	3,782,712	2,860,307
Total increase (decrease) in net assets	1,494,033	3,787,576

Net Assets
Beginning of period	11,481,681	7,694,105
End of period (including undistributed net investment income of $34,544 and undistributed net investment income of $68,769, respectively)	$ 12,975,714	$ 11,481,681
Other Information Shares
Sold	117,580	88,984
Issued in reinvestment of distributions	31,848	23,454
Redeemed	(16,714)	(17,968)
Net increase (decrease)	132,714	94,470

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2008	Years ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 33.37	$ 30.83	$ 26.71	$ 23.41	$ 21.78	$ 18.41
Income from Investment Operations
Net investment income (loss) D	.15	.27	.22	.20 G	.12	.10
Net realized and unrealized gain (loss)	(3.61)	4.95	4.08	3.28	1.62	3.30
Total from investment operations	(3.46)	5.22	4.30	3.48	1.74	3.40
Distributions from net investment income	(.26)	(.19)	(.18)	(.18)	(.11)	(.03)
Distributions from net realized gain	(2.43)	(2.49)	-	-	-	-
Total distributions	(2.69)	(2.68)	(.18)	(.18)	(.11)	(.03)
Net asset value, end of period	$ 27.22	$ 33.37	$ 30.83	$ 26.71	$ 23.41	$ 21.78
Total Return B, C	(11.12)%	18.42%	16.16%	14.92%	8.03%	18.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.89% A	.91%	.92%	.89%	.89%	.92%
Expenses net of fee waivers, if any	.89% A	.91%	.92%	.89%	.89%	.92%
Expenses net of all reductions	.88% A	.90%	.91%	.87%	.88%	.90%
Net investment income (loss)	1.04% A	.88%	.76%	.79% G	.51%	.50%
Supplemental Data
Net assets, end of period (in millions)	$ 12,976	$ 11,482	$ 7,694	$ 5,845	$ 4,467	$ 3,720
Portfolio turnover rate F	166% A	152%	98%	80%	42%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .57%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Disciplined Equity Fund (the Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. On January 17, 2008, the Board of Trustees approved the creation of an additional class of shares. The Fund commenced sale of Class K shares and the existing class was designated Disciplined Equity on May 9, 2008.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,202,590
Unrealized depreciation	(363,364)
Net unrealized appreciation (depreciation)	$ 839,226
Cost for federal income tax purposes	$ 12,320,606

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $12,989,771 and $9,814,918, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .65% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc, (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the Fund's transfer agent. For the period the transfer agent fees were equivalent to an annualized rate of .22% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $123 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 17,546	3.11%	$ 2

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $418.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $5,495. The weighted average interest rate was 4.50%. The interest expense amounted to $2 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $54 for the period. In addition, through arrangements with the Fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's transfer agent expense by $368.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2020 and Fidelity Freedom 2030 were the owners of record of approximately 17% and 14%, respectively, of the total outstanding shares of the Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 68% of the total outstanding shares of the Fund.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $479, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	23,119,124,829.71	94.630
Withheld	1,311,945,572.61	5.370
TOTAL	24,431,070,402.32	100.000
Dennis J. Dirks
Affirmative	23,264,895,678.33	95.227
Withheld	1,166,174,723.99	4.773
TOTAL	24,431,070,402.32	100.000
Edward C. Johnson 3d
Affirmative	23,048,702,160.33	94.342
Withheld	1,382,368,241.99	5.658
TOTAL	24,431,070,402.32	100.000
Alan J. Lacy
Affirmative	23,227,703,560.69	95.074
Withheld	1,203,366,841.63	4.926
TOTAL	24,431,070,402.32	100.000
Ned C. Lautenbach
Affirmative	23,204,734,087.83	94.980
Withheld	1,226,336,314.49	5.020
TOTAL	24,431,070,402.32	100.000
Joseph Mauriello
Affirmative	23,241,851,999.48	95.132
Withheld	1,189,218,402.84	4.868
TOTAL	24,431,070,402.32	100.000
Cornelia M. Small
Affirmative	23,238,535,444.69	95.119
Withheld	1,192,534,957.63	4.881
TOTAL	24,431,070,402.32	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	23,115,529,078.86	94.615
Withheld	1,315,541,323.46	5.385
TOTAL	24,431,070,402.32	100.000
David M. Thomas
Affirmative	23,252,717,495.51	95.177
Withheld	1,178,352,906.81	4.823
TOTAL	24,431,070,402.32	100.000
Michael E. Wiley
Affirmative	23,205,390,737.79	94.983
Withheld	1,225,679,664.53	5.017
TOTAL	24,431,070,402.32	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	18,156,725,598.66	74.318
Against	4,525,430,963.48	18.523
Abstain	1,194,721,132.34	4.890
Broker Non-Votes	554,192,707.84	2.269
TOTAL	24,431,070,402.32	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc. (FIIOC)

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FDE-USAN-0608
1.784913.105

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®
Focused Stock
Fund

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period * November 1, 2007 to April 30, 2008
Actual	$ 1,000.00	$ 927.90	$ 4.79
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,019.89	$ 5.02

* Expenses are equal to the Fund's annualized expense ratio of 1.00%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Southwestern Energy Co.	5.6	0.0
Norfolk Southern Corp.	5.0	0.0
NRG Energy, Inc.	5.0	1.6
Range Resources Corp.	4.5	1.0
Apple, Inc.	4.0	2.2
T. Rowe Price Group, Inc.	4.0	3.1
Google, Inc. Class A (sub. vtg.)	3.6	3.9
Visa, Inc.	3.4	0.0
Cabot Oil & Gas Corp.	3.2	1.0
Eaton Corp.	3.1	3.2
	41.4
Top Five Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.4	16.2
Energy	17.7	12.0
Industrials	14.9	13.1
Information Technology	13.9	26.5
Health Care	7.9	7.1
Asset Allocation (% of fund's net assets)
As of April 30, 2008 *		As of October 31, 2007 **
	Stocks 98.8%		Stocks 99.0%
	Short-Term Investments and Net Other Assets 1.2%		Short-Term Investments and Net Other Assets 1.0%
* Foreign investments	5.3%	** Foreign investments	15.6%

Semiannual Report

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 7.6%
Auto Components - 2.4%
Johnson Controls, Inc.	53,500	$ 1,886,410
Automobiles - 1.6%
Harley-Davidson, Inc.	31,000	1,185,750
Winnebago Industries, Inc.	4,900	78,841
		1,264,591
Household Durables - 2.2%
D.R. Horton, Inc.	110,000	1,703,900
Textiles, Apparel & Luxury Goods - 1.4%
Polo Ralph Lauren Corp. Class A (d)	18,000	1,117,980
TOTAL CONSUMER DISCRETIONARY		5,972,881
CONSUMER STAPLES - 4.7%
Food & Staples Retailing - 1.4%
Wal-Mart Stores, Inc. (d)	19,000	1,101,620
Food Products - 0.5%
Unilever NV (NY Shares)	13,000	436,020
Personal Products - 0.9%
Chattem, Inc. (a)(d)	10,000	698,800
Tobacco - 1.9%
Philip Morris International, Inc. (a)	29,000	1,479,870
TOTAL CONSUMER STAPLES		3,716,310
ENERGY - 17.7%
Energy Equipment & Services - 1.2%
Schlumberger Ltd. (NY Shares)	7,000	703,850
Transocean, Inc. (a)	1,500	221,190
		925,040
Oil, Gas & Consumable Fuels - 16.5%
Cabot Oil & Gas Corp.	44,400	2,529,468
James River Coal Co. (a)(d)	84,000	1,867,320
Peabody Energy Corp.	10,000	611,300
Range Resources Corp.	54,000	3,584,520
Southwestern Energy Co. (a)	103,800	4,391,777
		12,984,385
TOTAL ENERGY		13,909,425
Common Stocks - continued
	Shares	Value
FINANCIALS - 20.4%
Capital Markets - 5.5%
Lehman Brothers Holdings, Inc.	9,000	$ 398,160
State Street Corp.	11,000	793,540
T. Rowe Price Group, Inc.	53,100	3,109,536
		4,301,236
Commercial Banks - 5.2%
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	32,000	351,680
Regions Financial Corp.	15,000	328,800
Wachovia Corp.	55,100	1,606,165
Zions Bancorp	38,000	1,761,300
		4,047,945
Consumer Finance - 2.1%
American Express Co.	26,000	1,248,520
Capital One Financial Corp.	7,000	371,000
		1,619,520
Diversified Financial Services - 4.7%
CIT Group, Inc.	4,000	43,560
Citigroup, Inc.	92,000	2,324,840
JPMorgan Chase & Co.	27,000	1,286,550
		3,654,950
Insurance - 1.9%
American International Group, Inc.	33,000	1,524,600
Real Estate Investment Trusts - 1.0%
General Growth Properties, Inc.	20,300	831,488
TOTAL FINANCIALS		15,979,739
HEALTH CARE - 7.9%
Biotechnology - 5.3%
CSL Ltd.	53,000	1,989,192
Gilead Sciences, Inc. (a)	40,000	2,070,400
Myriad Genetics, Inc. (a)	3,000	124,620
		4,184,212
Health Care Providers & Services - 2.6%
Medco Health Solutions, Inc. (a)	41,000	2,031,140
TOTAL HEALTH CARE		6,215,352
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 14.9%
Machinery - 5.5%
Cummins, Inc.	2,200	$ 137,830
Eaton Corp.	27,900	2,450,736
PACCAR, Inc.	37,000	1,750,840
		4,339,406
Road & Rail - 9.4%
Burlington Northern Santa Fe Corp.	17,000	1,743,350
Canadian Pacific Railway Ltd.	10,000	688,909
Norfolk Southern Corp.	66,000	3,932,280
Union Pacific Corp.	6,700	972,773
		7,337,312
TOTAL INDUSTRIALS		11,676,718
INFORMATION TECHNOLOGY - 13.9%
Communications Equipment - 1.3%
Cisco Systems, Inc. (a)	40,400	1,035,856
Computers & Peripherals - 4.0%
Apple, Inc. (a)	18,000	3,131,100
Internet Software & Services - 3.6%
Google, Inc. Class A (sub. vtg.) (a)	4,950	2,842,736
IT Services - 3.4%
Visa, Inc.	31,800	2,653,710
Software - 1.6%
Oracle Corp. (a)	32,500	677,625
VMware, Inc. Class A	8,500	566,440
		1,244,065
TOTAL INFORMATION TECHNOLOGY		10,907,467
MATERIALS - 6.7%
Chemicals - 4.8%
Albemarle Corp.	62,600	2,341,866
FMC Corp.	11,800	740,804
W.R. Grace & Co. (a)	26,000	659,360
		3,742,030
Metals & Mining - 1.9%
Freeport-McMoRan Copper & Gold, Inc. Class B	13,000	1,478,750
TOTAL MATERIALS		5,220,780
Common Stocks - continued
	Shares	Value
UTILITIES - 5.0%
Independent Power Producers & Energy Traders - 5.0%
NRG Energy, Inc. (a)	88,400	$ 3,885,180
TOTAL COMMON STOCKS (Cost $68,352,536)		77,483,852
Convertible Preferred Stocks - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	600	32,634
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $30,000)		32,634
Money Market Funds - 5.0%

Fidelity Cash Central Fund, 2.51% (b)	489,313	489,313
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	3,388,725	3,388,725
TOTAL MONEY MARKET FUNDS (Cost $3,878,038)		3,878,038
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $72,260,574)		81,394,524
NET OTHER ASSETS - (3.8)%		(2,977,581)
NET ASSETS - 100%		$ 78,416,943
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 55,989
Fidelity Securities Lending Cash Central Fund	13,963
Total	$ 69,952

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,289,097) - See accompanying schedule: Unaffiliated issuers (cost $68,382,536)	$ 77,516,486
Fidelity Central Funds (cost $3,878,038)	3,878,038
Total Investments (cost $72,260,574)		$ 81,394,524
Receivable for investments sold		4,376,800
Receivable for fund shares sold		296,533
Dividends receivable		28,252
Distributions receivable from Fidelity Central Funds		7,227
Prepaid expenses		183
Receivable from investment adviser for expense reductions		19,307
Other receivables		1,385
Total assets		86,124,211

Liabilities
Payable for investments purchased	$ 4,164,224
Payable for fund shares redeemed	60,661
Accrued management fee	50,316
Other affiliated payables	20,078
Other payables and accrued expenses	23,264
Collateral on securities loaned, at value	3,388,725
Total liabilities		7,707,268

Net Assets		$ 78,416,943
Net Assets consist of:
Paid in capital		$ 73,460,305
Undistributed net investment income		122,953
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,300,653)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,134,338
Net Assets, for 6,061,323 shares outstanding		$ 78,416,943
Net Asset Value, offering price and redemption price per share ($78,416,943 ÷ 6,061,323 shares)		$ 12.94

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 589,666
Interest		3,860
Income from Fidelity Central Funds		69,952
Total income		663,478

Expenses
Management fee Basic fee	$ 222,649
Performance adjustment	80,958
Transfer agent fees	116,482
Accounting and security lending fees	15,887
Custodian fees and expenses	12,866
Independent trustees' compensation	170
Registration fees	11,484
Audit	23,556
Legal	175
Miscellaneous	5,280
Total expenses before reductions	489,507
Expense reductions	(93,117)	396,390
Net investment income (loss)		267,088
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,902,702)
Foreign currency transactions	3,291
Total net realized gain (loss)		(3,899,411)
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,866,459)
Assets and liabilities in foreign currencies	(964)
Total change in net unrealized appreciation (depreciation)		(3,867,423)
Net gain (loss)		(7,766,834)
Net increase (decrease) in net assets resulting from operations		$ (7,499,746)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 267,088	$ 362,848
Net realized gain (loss)	(3,899,411)	12,038,840
Change in net unrealized appreciation (depreciation)	(3,867,423)	4,797,977
Net increase (decrease) in net assets resulting from operations	(7,499,746)	17,199,665
Distributions to shareholders from net investment income	(381,020)	(66,812)
Distributions to shareholders from net realized gain	(8,191,933)	-
Total distributions	(8,572,953)	(66,812)
Share transactions Proceeds from sales of shares	16,048,189	34,616,995
Reinvestment of distributions	8,220,938	64,368
Cost of shares redeemed	(27,167,671)	(43,333,949)
Net increase (decrease) in net assets resulting from share transactions	(2,898,544)	(8,652,586)
Total increase (decrease) in net assets	(18,971,243)	8,480,267

Net Assets
Beginning of period	97,388,186	88,907,919
End of period (including undistributed net investment income of $122,953 and undistributed net investment income of $278,739, respectively)	$ 78,416,943	$ 97,388,186
Other Information Shares
Sold	1,240,354	2,453,115
Issued in reinvestment of distributions	613,503	5,212
Redeemed	(2,136,636)	(3,328,993)
Net increase (decrease)	(282,779)	(870,666)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2008	Years ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 15.35	$ 12.32	$ 11.37	$ 9.14	$ 8.29	$ 7.26
Income from Investment Operations
Net investment income (loss) D	.04	.06	.01 G	.04 H	- J	.02
Net realized and unrealized gain (loss)	(1.10)	2.98	.98	2.22	.87	1.01
Total from investment operations	(1.06)	3.04	.99	2.26	.87	1.03
Distributions from net investment income	(.06)	(.01)	(.04)	(.03)	(.02)	-
Distributions from net realized gain	(1.29)	-	-	-	-	-
Total distributions	(1.35)	(.01)	(.04)	(.03)	(.02)	-
Redemption fees added to paid in capital K	-	-	- D, J	- D, J	- D, J	- D, J
Net asset value, end of period	$ 12.94	$ 15.35	$ 12.32	$ 11.37	$ 9.14	$ 8.29
Total Return B, C	(7.21)%	24.70%	8.72%	24.78%	10.51%	14.19%
Ratios to Average Net Assets E, I
Expenses before reductions	1.22% A	1.20%	1.08%	1.01%	1.07%	1.08%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.01%	1.07%	1.08%
Expenses net of all reductions	.99% A	.99%	.98%	.98%	1.02%	1.03%
Net investment income (loss)	.67% A	.47%	.12% G	.40% H	.01%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 78,417	$ 97,388	$ 88,908	$ 110,255	$ 38,873	$ 33,581
Portfolio turnover rate F	425% A	343%	202%	158%	201%	199%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .01%.

H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .24%.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Amount represents less than $.01 per share.

K The redemption fee was eliminated during the year ended October 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

1. Organization.

Fidelity Focused Stock Fund (the Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 9,682,802
Unrealized depreciation	(1,311,032)
Net unrealized appreciation (depreciation)	$ 8,371,770
Cost for federal income tax purposes	$ 73,022,754

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $170,368,895 and $181,536,789, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .76% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the Fund's transfer agent. For the period the transfer agent fees were equivalent to an annualized rate of .29% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,503 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $80 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $13,963.

9. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded 1.00% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $89,545.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,641 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's transfer agent expenses by $931.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other - continued

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $17,478, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	23,119,124,829.71	94.630
Withheld	1,311,945,572.61	5.370
TOTAL	24,431,070,402.32	100.000
Dennis J. Dirks
Affirmative	23,264,895,678.33	95.227
Withheld	1,166,174,723.99	4.773
TOTAL	24,431,070,402.32	100.000
Edward C. Johnson 3d
Affirmative	23,048,702,160.33	94.342
Withheld	1,382,368,241.99	5.658
TOTAL	24,431,070,402.32	100.000
Alan J. Lacy
Affirmative	23,227,703,560.69	95.074
Withheld	1,203,366,841.63	4.926
TOTAL	24,431,070,402.32	100.000
Ned C. Lautenbach
Affirmative	23,204,734,087.83	94.980
Withheld	1,226,336,314.49	5.020
TOTAL	24,431,070,402.32	100.000
Joseph Mauriello
Affirmative	23,241,851,999.48	95.132
Withheld	1,189,218,402.84	4.868
TOTAL	24,431,070,402.32	100.000
Cornelia M. Small
Affirmative	23,238,535,444.69	95.119
Withheld	1,192,534,957.63	4.881
TOTAL	24,431,070,402.32	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	23,115,529,078.86	94.615
Withheld	1,315,541,323.46	5.385
TOTAL	24,431,070,402.32	100.000
David M. Thomas
Affirmative	23,252,717,495.51	95.177
Withheld	1,178,352,906.81	4.823
TOTAL	24,431,070,402.32	100.000
Michael E. Wiley
Affirmative	23,205,390,737.79	94.983
Withheld	1,225,679,664.53	5.017
TOTAL	24,431,070,402.32	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	18,156,725,598.66	74.318
Against	4,525,430,963.48	18.523
Abstain	1,194,721,132.34	4.890
Broker Non-Votes	554,192,707.84	2.269
TOTAL	24,431,070,402.32	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc. (FIIOC)

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

TQG-USAN-0608
1.784914.105

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®
Small Cap Independence
Fund

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 801.10	$ 5.82
Hypothetical A	$ 1,000.00	$ 1,018.40	$ 6.52
Class T
Actual	$ 1,000.00	$ 799.50	$ 6.93
Hypothetical A	$ 1,000.00	$ 1,017.16	$ 7.77
Class B
Actual	$ 1,000.00	$ 797.80	$ 9.16
Hypothetical A	$ 1,000.00	$ 1,014.67	$ 10.27
Class C
Actual	$ 1,000.00	$ 797.90	$ 9.16
Hypothetical A	$ 1,000.00	$ 1,014.67	$ 10.27
Small Cap Independence
Actual	$ 1,000.00	$ 802.00	$ 4.66
Hypothetical A	$ 1,000.00	$ 1,019.69	$ 5.22
Institutional Class
Actual	$ 1,000.00	$ 801.80	$ 4.39
Hypothetical A	$ 1,000.00	$ 1,019.99	$ 4.92

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.30%
Class T	1.55%
Class B	2.05%
Class C	2.05%
Small Cap Independence	1.04%
Institutional Class	.98%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Fourlis Holdings SA	2.8	3.0
Superior Energy Services, Inc.	2.4	1.2
Corrections Corp. of America	1.9	1.6
ValueClick, Inc.	1.5	2.5
Cabot Oil & Gas Corp.	1.3	0.9
Corn Products International, Inc.	1.3	0.7
Rush Enterprises, Inc. Class A	1.3	0.8
Corin Group PLC	1.2	1.7
Green Mountain Coffee Roasters, Inc.	1.2	0.8
Q-Cells AG	1.2	1.3
	16.1
Top Five Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	18.7	18.7
Industrials	18.0	18.6
Energy	15.2	11.8
Information Technology	13.2	18.7
Financials	9.6	6.8
Asset Allocation (% of fund's net assets)
As of April 30, 2008 *		As of October 31, 2007 **
	Stocks and Investment Companies 92.3%		Stocks and Investment Companies 96.1%
	Short-Term Investments and Net Other Assets 7.7%		Short-Term Investments and Net Other Assets 3.9%
* Foreign investments	17.6%	** Foreign investments	24.8%

Semiannual Report

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.7%
Auto Components - 0.6%
Gentex Corp.	600,600	$ 11,219
Distributors - 0.2%
LKQ Corp. (a)	190,800	4,152
Diversified Consumer Services - 1.3%
Hillenbrand, Inc. (a)	336,000	6,397
Nord Anglia Education PLC (a)	819,300	4,537
Princeton Review, Inc. (a)	663,800	5,018
Stewart Enterprises, Inc. Class A	1,391,700	9,505
		25,457
Hotels, Restaurants & Leisure - 4.1%
Advani Hotels & Resorts (India) Ltd. (a)	710,710	1,625
BJ's Restaurants, Inc. (a)	283,800	3,956
Carluccio's PLC (e)	3,651,892	10,274
Denny's Corp. (a)	2,931,800	9,235
IHOP Corp. (d)	155,300	7,243
McCormick & Schmick's Seafood Restaurants (a)(e)	779,169	9,373
P.F. Chang's China Bistro, Inc. (a)(d)	325,800	10,110
Ruth's Chris Steak House, Inc. (a)	415,000	3,050
The Restaurant Group PLC	3,277,922	9,255
Vail Resorts, Inc. (a)(d)	416,600	20,343
		84,464
Household Durables - 3.6%
Fourlis Holdings SA	1,824,607	57,829
Pulte Homes, Inc. (d)	656,000	8,554
Ryland Group, Inc.	226,600	7,247
		73,630
Internet & Catalog Retail - 0.3%
ASOS PLC (a)	1,071,000	6,356
Leisure Equipment & Products - 0.2%
RC2 Corp. (a)	182,400	3,374
Media - 3.4%
Carmike Cinemas, Inc. (d)(e)	692,600	5,679
CTC Media, Inc. (a)	654,400	16,929
Focus Media Holding Ltd. ADR (a)	167,500	6,179
Lamar Advertising Co. Class A	135,200	5,346
National CineMedia, Inc.	736,435	14,110
Powerleague Group PLC	3,604,985	4,480
Regal Entertainment Group Class A	832,800	15,790
		68,513
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 3.9%
bebe Stores, Inc.	525,400	$ 5,249
Citi Trends, Inc. (a)(d)	499,400	10,557
Gamestop Corp. Class A (a)	139,000	7,651
Pier 1 Imports, Inc. (a)(d)	1,224,600	9,552
Shoe Carnival, Inc. (a)	509,200	7,114
The Game Group PLC	1,067,200	5,819
The Men's Wearhouse, Inc.	451,300	12,018
Tween Brands, Inc. (a)	209,400	3,979
Williams-Sonoma, Inc. (d)	700,700	18,498
		80,437
Textiles, Apparel & Luxury Goods - 1.1%
Odd Molly International AB (a)(e)	336,400	5,281
Timberland Co. Class A (a)	240,800	3,516
True Religion Apparel, Inc. (a)(d)	387,100	7,107
Volcom, Inc. (a)	327,871	6,226
Worldwide Brand Management AB	77,350	814
		22,944
TOTAL CONSUMER DISCRETIONARY		380,546
CONSUMER STAPLES - 3.2%
Food Products - 2.8%
Corn Products International, Inc.	575,000	26,669
Diamond Foods, Inc.	261,800	5,592
Green Mountain Coffee Roasters, Inc. (a)(d)	756,549	24,361
Vilmorin & Cie	9,100	1,702
		58,324
Personal Products - 0.4%
Chattem, Inc. (a)(d)	105,400	7,365
TOTAL CONSUMER STAPLES		65,689
ENERGY - 15.2%
Energy Equipment & Services - 6.2%
Atwood Oceanics, Inc. (a)	50,326	5,067
Core Laboratories NV (a)	97,900	12,265
Dril-Quip, Inc. (a)	145,100	8,294
ION Geophysical Corp. (a)	673,500	10,729
John Wood Group PLC	735,200	6,278
Nabors Industries Ltd. (a)	162,800	6,112
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Oil States International, Inc. (a)	278,800	$ 13,957
Subsea 7, Inc. (a)(d)	536,500	14,150
Superior Energy Services, Inc. (a)	1,101,700	48,893
		125,745
Oil, Gas & Consumable Fuels - 9.0%
Alpha Natural Resources, Inc. (a)	280,300	13,637
Cabot Oil & Gas Corp.	477,300	27,192
Encore Acquisition Co. (a)	331,850	15,142
EXCO Resources, Inc. (a)	552,400	12,330
Forest Oil Corp. (a)	76,800	4,526
Foundation Coal Holdings, Inc.	209,800	12,584
Goodrich Petroleum Corp. (a)(d)	473,300	15,988
Holly Corp.	118,700	4,924
International Coal Group, Inc. (a)(d)	1,904,300	15,158
Kodiak Oil & Gas Corp. (a)	2,343,800	7,547
Mariner Energy, Inc. (a)	685,614	18,896
OPTI Canada, Inc. (a)	604,800	12,803
Patriot Coal Corp. (a)	104,500	6,902
Plains Exploration & Production Co. (a)	253,400	15,782
		183,411
TOTAL ENERGY		309,156
FINANCIALS - 9.6%
Capital Markets - 1.3%
GLG Partners, Inc.	22,600	186
GLG Partners, Inc.:
unit	162,800	1,675
warrants 12/28/11 (a)	310,500	699
Greenhill & Co., Inc. (d)	83,800	5,451
Janus Capital Group, Inc.	631,300	17,714
		25,725
Commercial Banks - 1.3%
CVB Financial Corp.	383,400	4,401
Pacific Premier Bancorp, Inc. (a)	143,767	1,085
UCBH Holdings, Inc. (d)	879,000	6,399
UMB Financial Corp.	287,800	14,286
		26,171
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 1.0%
India Hospitality Corp. (a)	833,320	$ 5,250
JSE Ltd.	793,600	6,850
MSCI, Inc. Class A	301,800	9,362
		21,462
Insurance - 1.5%
Aspen Insurance Holdings Ltd.	592,800	15,407
LandAmerica Financial Group, Inc. (d)	111,600	3,203
Montpelier Re Holdings Ltd.	787,924	13,001
		31,611
Real Estate Investment Trusts - 1.3%
Corporate Office Properties Trust (SBI)	189,200	7,057
Home Properties, Inc.	160,985	8,463
SL Green Realty Corp.	115,200	10,691
		26,211
Real Estate Management & Development - 0.5%
Orchid Developments Group Ltd. (a)	2,219,000	5,758
Unite Group PLC	676,087	3,912
		9,670
Thrifts & Mortgage Finance - 2.7%
Astoria Financial Corp.	269,600	6,390
Imperial Capital Bancorp, Inc. (e)	300,000	4,521
New York Community Bancorp, Inc. (d)	411,800	7,688
NewAlliance Bancshares, Inc.	587,400	7,906
People's United Financial, Inc.	648,400	11,003
Washington Federal, Inc.	769,300	18,317
		55,825
TOTAL FINANCIALS		196,675
HEALTH CARE - 8.5%
Biotechnology - 0.6%
Alnylam Pharmaceuticals, Inc. (a)	32,300	810
Cougar Biotechnology, Inc. (a)	44,000	888
Indevus Pharmaceuticals, Inc. (a)	2,064,500	9,930
		11,628
Health Care Equipment & Supplies - 3.7%
Conceptus, Inc. (a)(d)	1,159,783	20,899
Corin Group PLC (e)	2,578,639	24,661
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Quidel Corp. (a)	1,083,416	$ 17,345
Zoll Medical Corp. (a)	405,900	13,549
		76,454
Health Care Providers & Services - 2.5%
Capital Senior Living Corp. (a)	1,323,326	11,262
Emeritus Corp. (a)(d)	917,000	22,604
Genoptix, Inc.	154,100	4,227
Sun Healthcare Group, Inc. (a)	566,542	7,450
Virtual Radiologic Corp.	324,100	4,528
		50,071
Health Care Technology - 0.4%
Vital Images, Inc. (a)(d)	546,700	8,255
Life Sciences Tools & Services - 0.6%
Pharmaceutical Product Development, Inc.	127,400	5,277
QIAGEN NV (a)	320,000	7,107
		12,384
Pharmaceuticals - 0.7%
BioMimetic Therapeutics, Inc. (a)(d)	253,657	2,491
XenoPort, Inc. (a)	285,058	12,195
		14,686
TOTAL HEALTH CARE		173,478
INDUSTRIALS - 18.0%
Aerospace & Defense - 1.4%
Hexcel Corp. (a)	366,800	8,209
Orbital Sciences Corp. (a)	396,900	10,681
Spirit AeroSystems Holdings, Inc. Class A (a)	293,500	8,561
		27,451
Airlines - 0.2%
AirTran Holdings, Inc. (a)(d)	795,000	2,711
UAL Corp.	132,200	1,970
		4,681
Building Products - 0.1%
Groupe Vial (a)	63,741	1,164
PGT, Inc. (a)	492,802	1,572
		2,736
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 5.2%
Casella Waste Systems, Inc. Class A (a)	442,500	$ 4,717
Corrections Corp. of America (a)	1,492,956	38,070
First Advantage Corp. Class A (a)	338,800	6,949
GeoEye, Inc. (a)	175,000	4,030
Huron Consulting Group, Inc. (a)	150,430	6,297
InnerWorkings, Inc. (a)(d)	1,376,900	18,506
Navigant Consulting, Inc. (a)	589,100	11,853
The Geo Group, Inc. (a)	481,500	12,736
YouGov PLC (a)	886,932	2,583
		105,741
Construction & Engineering - 1.4%
I Kloukinas-I Lappas SA	493,600	4,993
Quanta Services, Inc. (a)	494,248	13,117
URS Corp. (a)	242,873	9,797
		27,907
Electrical Equipment - 3.5%
American Superconductor Corp. (a)(d)	385,000	9,733
Ceres Power Holdings PLC (a)	1,131,800	3,308
Q-Cells AG (a)(d)	205,200	24,029
SolarWorld AG (d)	324,200	17,496
Sunpower Corp. Class A (a)(d)	113,100	9,870
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	172,800	7,729
		72,165
Machinery - 1.4%
Donaldson Co., Inc.	107,300	4,672
Flow International Corp. (a)	1,207,000	12,106
Sulzer AG (Reg.)	96,170	12,620
		29,398
Road & Rail - 2.8%
Celadon Group, Inc. (a)	910,800	9,372
Con-way, Inc.	98,400	4,551
J.B. Hunt Transport Services, Inc.	418,000	14,199
Landstar System, Inc.	199,300	10,356
Marten Transport Ltd. (a)	804,700	13,117
Old Dominion Freight Lines, Inc. (a)	175,500	5,388
		56,983
Trading Companies & Distributors - 2.0%
Beacon Roofing Supply, Inc. (a)(d)	589,150	6,274
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Bergman & Beving AB (B Shares)	282,458	$ 8,727
Rush Enterprises, Inc. Class A (a)(e)	1,623,450	26,170
		41,171
TOTAL INDUSTRIALS		368,233
INFORMATION TECHNOLOGY - 13.2%
Communications Equipment - 0.8%
Infinera Corp.	151,081	1,913
Polycom, Inc. (a)	695,400	15,577
		17,490
Computers & Peripherals - 0.5%
NCR Corp. (a)	461,309	11,362
Electronic Equipment & Instruments - 1.6%
FLIR Systems, Inc. (a)	532,838	18,292
Ingram Micro, Inc. Class A (a)	807,800	13,741
		32,033
Internet Software & Services - 3.6%
Bankrate, Inc. (a)(d)	292,317	15,271
Blinkx PLC	6,882,800	2,258
Internet Brands, Inc. Class A	655,300	4,266
LoopNet, Inc. (a)(d)	1,292,841	14,596
Omniture, Inc. (a)	297,637	6,792
ValueClick, Inc. (a)(d)	1,490,500	29,735
		72,918
IT Services - 2.3%
Alliance Data Systems Corp. (a)	164,100	9,421
ExlService Holdings, Inc. (a)	700,999	17,609
Patni Computer Systems Ltd. sponsored ADR (d)	1,013,800	13,605
Syntel, Inc.	190,603	6,311
		46,946
Semiconductors & Semiconductor Equipment - 1.9%
Eagle Test Systems, Inc. (a)	583,300	7,040
Intersil Corp. Class A	357,800	9,560
MKS Instruments, Inc. (a)	368,800	8,427
Silicon Motion Technology Corp. sponsored ADR (a)(d)	146,280	2,550
Skyworks Solutions, Inc. (a)	1,240,900	10,783
		38,360
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 2.5%
Ansys, Inc. (a)	380,670	$ 15,314
Citrix Systems, Inc. (a)	146,300	4,791
Concur Technologies, Inc. (a)	358,300	11,874
FactSet Research Systems, Inc.	139,300	8,362
Quality Systems, Inc. (d)	67,600	2,171
Quest Software, Inc. (a)	627,900	8,364
		50,876
TOTAL INFORMATION TECHNOLOGY		269,985
MATERIALS - 3.9%
Chemicals - 2.0%
Calgon Carbon Corp. (a)(d)	1,326,588	18,904
FMC Corp.	99,800	6,265
Hercules, Inc.	435,800	8,193
Minerals Technologies, Inc.	115,700	7,838
		41,200
Containers & Packaging - 0.5%
Crown Holdings, Inc. (a)	195,100	5,236
Rock-Tenn Co. Class A	152,400	5,171
		10,407
Metals & Mining - 1.4%
Carpenter Technology Corp.	165,800	8,502
RTI International Metals, Inc. (a)	233,100	9,601
Shore Gold, Inc. (a)	1,550,000	5,602
Toledo Mining Corp. PLC (a)	1,191,300	3,316
		27,021
TOTAL MATERIALS		78,628
UTILITIES - 0.4%
Independent Power Producers & Energy Traders - 0.4%
Clipper Windpower PLC (a)	407,300	4,158
Vergnet SA	271,600	4,367
		8,525
TOTAL COMMON STOCKS (Cost $1,783,118)		1,850,915
Investment Companies - 1.6%
	Shares	Value (000s)
iShares Dow Jones U.S. Real Estate Index ETF (d)	313,200	$ 21,573
KBW Regional Banking ETF	314,000	10,930
TOTAL INVESTMENT COMPANIES (Cost $30,555)		32,503
Money Market Funds - 20.5%

Fidelity Cash Central Fund, 2.51% (b)	170,055,748	170,056
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	249,251,897	249,252
TOTAL MONEY MARKET FUNDS (Cost $419,308)		419,308
TOTAL INVESTMENT PORTFOLIO - 112.8% (Cost $2,232,981)		2,302,726
NET OTHER ASSETS - (12.8)%		(261,109)
NET ASSETS - 100%		$ 2,041,617
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,335
Fidelity Securities Lending Cash Central Fund	2,083
Total	$ 3,418
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Carluccio's PLC	$ 17,207	$ 2,381	$ 4,327	$ 145	$ 10,274
Carmike Cinemas, Inc.	14,968	-	2,977	-	5,679
Conceptus, Inc.	32,693	14,905	18,350	-	-
Corin Group PLC	43,449	1,871	8,153	-	24,661
Imperial Capital Bancorp, Inc.	-	6,922	-	48	4,521
McCormick & Schmick's Seafood Restaurants	13,230	-	-	-	9,373
Odd Molly International AB	2,834	13,472	3,895	-	5,281
Premier Exhibitions, Inc.	23,028	3,882	13,123	-	-
Rush Enterprises, Inc. Class A	20,785	6,116	-	-	26,170
Total	$ 168,194	$ 49,549	$ 50,825	$ 193	$ 85,959
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	82.4%
United Kingdom	4.3%
Greece	3.1%
Germany	2.0%
Cayman Islands	1.6%
Bermuda	1.3%
Canada	1.3%
Others (individually less than 1%)	4.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $240,479) - See accompanying schedule: Unaffiliated issuers (cost $1,692,666)	$ 1,797,459
Fidelity Central Funds (cost $419,308)	419,308
Other affiliated issuers (cost $121,007)	85,959
Total Investments (cost $2,232,981)		$ 2,302,726
Receivable for investments sold		12,587
Receivable for fund shares sold		1,692
Dividends receivable		544
Distributions receivable from Fidelity Central Funds		737
Prepaid expenses		5
Other receivables		38
Total assets		2,318,329

Liabilities
Payable for investments purchased	$ 23,809
Payable for fund shares redeemed	1,874
Accrued management fee	1,081
Distribution fees payable	1
Other affiliated payables	499
Other payables and accrued expenses	196
Collateral on securities loaned, at value	249,252
Total liabilities		276,712

Net Assets		$ 2,041,617
Net Assets consist of:
Paid in capital		$ 2,189,713
Accumulated net investment loss		(2,864)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(214,839)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		69,607
Net Assets		$ 2,041,617

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,055.763 ÷ 174.747 shares)	$ 17.49

Maximum offering price per share (100/94.25 of $17.49)	$ 18.56
Class T: Net Asset Value and redemption price per share ($463.583 ÷ 26.576 shares)	$ 17.44

Maximum offering price per share (100/96.50 of $17.44)	$ 18.07
Class B: Net Asset Value and offering price per share ($370.097 ÷ 21.241 shares) A	$ 17.42

Class C: Net Asset Value and offering price per share ($396.071 ÷ 22.791 shares) A	$ 17.38

Small Cap Independence: Net Asset Value, offering price and redemption price per share ($2,037,159.728 ÷ 116,166.133 shares)	$ 17.54

Institutional Class: Net Asset Value, offering price and redemption price per share ($171.641 ÷ 9.789 shares)	$ 17.53

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends (including $193 earned from other affiliated issuers)		$ 4,654
Interest		82
Income from Fidelity Central Funds (including $2,083 from security lending)		3,418
Total income		8,154

Expenses
Management fee Basic fee	$ 6,513
Performance adjustment	1,105
Transfer agent fees	2,796
Distribution fees	8
Accounting and security lending fees	352
Custodian fees and expenses	172
Independent trustees' compensation	4
Registration fees	73
Audit	27
Legal	6
Miscellaneous	111
Total expenses before reductions	11,167
Expense reductions	(150)	11,017
Net investment income (loss)		(2,863)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(181,068)
Other affiliated issuers	(26,978)
Total net realized gain (loss)		(208,046)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $74)	(303,570)
Assets and liabilities in foreign currencies	9
Total change in net unrealized appreciation (depreciation)		(303,561)
Net gain (loss)		(511,607)
Net increase (decrease) in net assets resulting from operations		$ (514,470)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,863)	$ (5,353)
Net realized gain (loss)	(208,046)	358,667
Change in net unrealized appreciation (depreciation)	(303,561)	248,674
Net increase (decrease) in net assets resulting from operations	(514,470)	601,988
Distributions to shareholders from net investment income	-	(5,903)
Distributions to shareholders from net realized gain	(284,425)	(276,274)
Total distributions	(284,425)	(282,177)
Share transactions - net increase (decrease)	236,091	(339,424)
Redemption fees	187	409
Total increase (decrease) in net assets	(562,617)	(19,204)

Net Assets
Beginning of period	2,604,234	2,623,438
End of period (including accumulated net investment loss of $2,864 and accumulated net investment loss of $1, respectively)	$ 2,041,617	$ 2,604,234

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2008	Year ended October 31,
	(Unaudited)	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 24.79	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.05)	(.07) H
Net realized and unrealized gain (loss)	(4.51)	1.66
Total from investment operations	(4.56)	1.59
Distributions from net realized gain	(2.74)	-
Redemption fees added to paid in capital E	- K	- K
Net asset value, end of period	$ 17.49	$ 24.79
Total Return B, C, D	(19.89)%	6.85%
Ratios to Average Net Assets F, J
Expenses before reductions	1.30% A	1.27% A
Expenses net of fee waivers, if any	1.30% A	1.27% A
Expenses net of all reductions	1.29% A	1.26% A
Net investment income (loss)	(.53)% A	(.57)% A, H
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 1
Portfolio turnover rate G	92% A	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.66)%.

I For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2008	Year ended October 31,
	(Unaudited)	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 24.74	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.07)	(.10) H
Net realized and unrealized gain (loss)	(4.52)	1.64
Total from investment operations	(4.59)	1.54
Distributions from net realized gain	(2.71)	-
Redemption fees added to paid in capital E	- K	- K
Net asset value, end of period	$ 17.44	$ 24.74
Total Return B, C, D	(20.05)%	6.64%
Ratios to Average Net Assets F, J
Expenses before reductions	1.58% A	1.53% A
Expenses net of fee waivers, if any	1.55% A	1.53% A
Expenses net of all reductions	1.54% A	1.52% A
Net investment income (loss)	(.78)% A	(.83) % A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 464	$ 420
Portfolio turnover rate G	92% A	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.92)%.

I For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2008	Year ended October 31,
	(Unaudited)	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 24.69	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.12)	(.15) H
Net realized and unrealized gain (loss)	(4.51)	1.64
Total from investment operations	(4.63)	1.49
Distributions from net realized gain	(2.64)	-
Redemption fees added to paid in capital E	- K	- K
Net asset value, end of period	$ 17.42	$ 24.69
Total Return B, C, D	(20.22)%	6.42%
Ratios to Average Net Assets F, J
Expenses before reductions	2.08% A	2.07% A
Expenses net of fee waivers, if any	2.05% A	2.05% A
Expenses net of all reductions	2.04% A	2.04% A
Net investment income (loss)	(1.28)% A	(1.32)% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 370	$ 419
Portfolio turnover rate G	92% A	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.41)%.

I For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2008	Year ended October 31,
	(Unaudited)	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 24.71	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.12)	(.15) H
Net realized and unrealized gain (loss)	(4.51)	1.66
Total from investment operations	(4.63)	1.51
Distributions from net realized gain	(2.70)	-
Redemption fees added to paid in capital E	- K	- K
Net asset value, end of period	$ 17.38	$ 24.71
Total Return B, C, D	(20.21)%	6.51%
Ratios to Average Net Assets F, J
Expenses before reductions	2.09% A	1.98% A
Expenses net of fee waivers, if any	2.05% A	1.98% A
Expenses net of all reductions	2.04% A	1.97% A
Net investment income (loss)	(1.28)% A	(1.27)% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 396	$ 294
Portfolio turnover rate G	92% A	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.36)%.

I For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Independence

	Six months ended April 30, 2008	Years ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 24.81	$ 22.23	$ 20.82	$ 18.30	$ 16.87	$ 13.56
Income from Investment Operations
Net investment income (loss) D	(.02)	(.04) G	.07 H	.10 I	(.09)	(.08)
Net realized and unrealized gain (loss)	(4.53)	5.01	2.75	3.31	1.52	3.38
Total from investment operations	(4.55)	4.97	2.82	3.41	1.43	3.30
Distributions from net investment income	-	(.05)	(.07)	-	-	-
Distributions from net realized gain	(2.72)	(2.34)	(1.34)	(.89)	-	-
Total distributions	(2.72)	(2.39)	(1.41)	(.89)	-	-
Redemption fees added to paid in capital D	- K	- K	- K	- K	- K	.01
Net asset value, end of period	$ 17.54	$ 24.81	$ 22.23	$ 20.82	$ 18.30	$ 16.87
Total Return B, C	(19.80)%	24.42%	14.08%	19.05%	8.48%	24.41%
Ratios to Average Net Assets E, J
Expenses before reductions	1.04% A	1.01%	.86%	.78%	.95%	1.06%
Expenses net of fee waivers, if any	1.04% A	1.00%	.86%	.78%	.95%	1.06%
Expenses net of all reductions	1.03% A	.99%	.81%	.75%	.91%	.93%
Net investment income (loss)	(.27)% A	(.20)% G	.32% H	.49% I	(.49)%	(.59)%
Supplemental Data
Net assets, end of period (in millions)	$ 2,037	$ 2,602	$ 2,623	$ 1,609	$ 945	$ 933
Portfolio turnover rate F	92% A	84%	126%	61%	95%	220%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.29)%.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

I Investment income per share reflects a special dividend which amounted to $.12 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.10)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2008	Year ended October 31,
	(Unaudited)	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 24.82	$ 23.20
Income from Investment Operations
Net investment income (loss) D	(.02)	(.03) G
Net realized and unrealized gain (loss)	(4.54)	1.65
Total from investment operations	(4.56)	1.62
Distributions from net realized gain	(2.73)	-
Redemption fees added to paid in capital D	- J	- J
Net asset value, end of period	$ 17.53	$ 24.82
Total Return B, C	(19.82)%	6.98%
Ratios to Average Net Assets E, I
Expenses before reductions	.98% A	.94% A
Expenses net of fee waivers, if any	.98% A	.94% A
Expenses net of all reductions	.98% A	.93% A
Net investment income (loss)	(.22)% A	(.24)% A, G
Supplemental Data
Net assets, end of period (000 omitted)	$ 172	$ 162
Portfolio turnover rate F	92% A	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.33)%.

H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Small Cap Independence Fund (the Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Small Cap Independence and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, deferred trustees compensation, passive foreign investment companies and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 318,732
Unrealized depreciation	(254,596)
Net unrealized appreciation (depreciation)	$ 64,136
Cost for federal income tax purposes	$ 2,238,590

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $976,880 and $1,083,344, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Small Cap Independence as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 3	$ 1
Class T	.25%	.25%	1	-
Class B	.75%	.25%	2	1
Class C	.75%	.25%	2	2
			$ 8	$ 4

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3
Class T	-
Class B*	-
Class C*	-
$ 3

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the transfer agent for Small Cap Independence shares. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 3.29
Class T	1.31
Class B	1.30
Class C	1.31
Small Cap Independence	2,790.26
Institutional Class	-	.21
	$ 2,796

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $34 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.30%	$ -
Class T	1.55%	-
Class B	2.05%	-
Class C	2.05%	-
		$ -

FMR voluntarily agreed to reimburse a portion of the Small Cap Independence's operating expenses. During the period, this reimbursement reduced the class' expenses by $41.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $69 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Small Cap Independence	$ 40

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment

Semiannual Report

10. Other - continued

of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $377, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net investment income
Small Cap Independence	$ -	$ 5,903
From net realized gain
Class A	$ 217	$ -
Class T	52	-
Class B	46	-
Class C	51	-
Small Cap Independence	284,040	276,274
Institutional Class	19	-
Total	$ 284,425	$ 276,274

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007 A	Six months ended April 30, 2008	Year ended October 31, 2007 A
Class A
Shares sold	142	40	$ 2,713	$ 939
Reinvestment of distributions	11	-	215	-
Shares redeemed	(18)	-	(311)	(2)
Net increase (decrease)	135	40	$ 2,617	$ 937

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007 A	Six months ended April 30, 2008	Year ended October 31, 2007 A
Class T
Shares sold	11	18	$ 215	$ 429
Reinvestment of distributions	3	-	52	-
Shares redeemed	(4)	(1)	(74)	(27)
Net increase (decrease)	10	17	$ 193	$ 402
Class B
Shares sold	3	18	$ 56	$ 417
Reinvestment of distributions	2	-	45	-
Shares redeemed	(1)	(1)	(18)	(12)
Net increase (decrease)	4	17	$ 83	$ 405
Class C
Shares sold	25	12	$ 480	$ 281
Reinvestment of distributions	2	-	48	-
Shares redeemed	(16)	-	(270)	-
Net increase (decrease)	11	12	$ 258	$ 281
Small Cap Independence
Shares sold	13,175	32,042	$ 245,025	$ 729,762
Reinvestment of distributions	13,819	13,404	279,429	278,946
Shares redeemed	(15,711)	(58,553)	(291,577)	(1,350,306)
Net increase (decrease)	11,283	(13,107)	$ 232,877	$ (341,598)
Institutional Class
Shares sold	2	7	$ 45	$ 152
Reinvestment of distributions	1	-	19	-
Shares redeemed	-	-	(1)	-
Net increase (decrease)	3	7	$ 63	$ 152

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	23,119,124,829.71	94.630
Withheld	1,311,945,572.61	5.370
TOTAL	24,431,070,402.32	100.000
Dennis J. Dirks
Affirmative	23,264,895,678.33	95.227
Withheld	1,166,174,723.99	4.773
TOTAL	24,431,070,402.32	100.000
Edward C. Johnson 3d
Affirmative	23,048,702,160.33	94.342
Withheld	1,382,368,241.99	5.658
TOTAL	24,431,070,402.32	100.000
Alan J. Lacy
Affirmative	23,227,703,560.69	95.074
Withheld	1,203,366,841.63	4.926
TOTAL	24,431,070,402.32	100.000
Ned C. Lautenbach
Affirmative	23,204,734,087.83	94.980
Withheld	1,226,336,314.49	5.020
TOTAL	24,431,070,402.32	100.000
Joseph Mauriello
Affirmative	23,241,851,999.48	95.132
Withheld	1,189,218,402.84	4.868
TOTAL	24,431,070,402.32	100.000
Cornelia M. Small
Affirmative	23,238,535,444.69	95.119
Withheld	1,192,534,957.63	4.881
TOTAL	24,431,070,402.32	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	23,115,529,078.86	94.615
Withheld	1,315,541,323.46	5.385
TOTAL	24,431,070,402.32	100.000
David M. Thomas
Affirmative	23,252,717,495.51	95.177
Withheld	1,178,352,906.81	4.823
TOTAL	24,431,070,402.32	100.000
Michael E. Wiley
Affirmative	23,205,390,737.79	94.983
Withheld	1,225,679,664.53	5.017
TOTAL	24,431,070,402.32	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	18,156,725,598.66	74.318
Against	4,525,430,963.48	18.523
Abstain	1,194,721,132.34	4.890
Broker Non-Votes	554,192,707.84	2.269
TOTAL	24,431,070,402.32	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

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Semiannual Report

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Semiannual Report

Investment Adviser

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Fidelity Advisor
Small Cap Independence
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2008

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Small Cap Independence Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 801.10	$ 5.82
Hypothetical A	$ 1,000.00	$ 1,018.40	$ 6.52
Class T
Actual	$ 1,000.00	$ 799.50	$ 6.93
Hypothetical A	$ 1,000.00	$ 1,017.16	$ 7.77
Class B
Actual	$ 1,000.00	$ 797.80	$ 9.16
Hypothetical A	$ 1,000.00	$ 1,014.67	$ 10.27
Class C
Actual	$ 1,000.00	$ 797.90	$ 9.16
Hypothetical A	$ 1,000.00	$ 1,014.67	$ 10.27
Small Cap Independence
Actual	$ 1,000.00	$ 802.00	$ 4.66
Hypothetical A	$ 1,000.00	$ 1,019.69	$ 5.22
Institutional Class
Actual	$ 1,000.00	$ 801.80	$ 4.39
Hypothetical A	$ 1,000.00	$ 1,019.99	$ 4.92

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.30%
Class T	1.55%
Class B	2.05%
Class C	2.05%
Small Cap Independence	1.04%
Institutional Class	.98%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Fourlis Holdings SA	2.8	3.0
Superior Energy Services, Inc.	2.4	1.2
Corrections Corp. of America	1.9	1.6
ValueClick, Inc.	1.5	2.5
Cabot Oil & Gas Corp.	1.3	0.9
Corn Products International, Inc.	1.3	0.7
Rush Enterprises, Inc. Class A	1.3	0.8
Corin Group PLC	1.2	1.7
Green Mountain Coffee Roasters, Inc.	1.2	0.8
Q-Cells AG	1.2	1.3
	16.1
Top Five Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	18.7	18.7
Industrials	18.0	18.6
Energy	15.2	11.8
Information Technology	13.2	18.7
Financials	9.6	6.8
Asset Allocation (% of fund's net assets)
As of April 30, 2008 *		As of October 31, 2007 **
	Stocks and Investment Companies 92.3%		Stocks and Investment Companies 96.1%
	Short-Term Investments and Net Other Assets 7.7%		Short-Term Investments and Net Other Assets 3.9%
* Foreign investments	17.6%	** Foreign investments	24.8%

Semiannual Report

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.7%
Auto Components - 0.6%
Gentex Corp.	600,600	$ 11,219
Distributors - 0.2%
LKQ Corp. (a)	190,800	4,152
Diversified Consumer Services - 1.3%
Hillenbrand, Inc. (a)	336,000	6,397
Nord Anglia Education PLC (a)	819,300	4,537
Princeton Review, Inc. (a)	663,800	5,018
Stewart Enterprises, Inc. Class A	1,391,700	9,505
		25,457
Hotels, Restaurants & Leisure - 4.1%
Advani Hotels & Resorts (India) Ltd. (a)	710,710	1,625
BJ's Restaurants, Inc. (a)	283,800	3,956
Carluccio's PLC (e)	3,651,892	10,274
Denny's Corp. (a)	2,931,800	9,235
IHOP Corp. (d)	155,300	7,243
McCormick & Schmick's Seafood Restaurants (a)(e)	779,169	9,373
P.F. Chang's China Bistro, Inc. (a)(d)	325,800	10,110
Ruth's Chris Steak House, Inc. (a)	415,000	3,050
The Restaurant Group PLC	3,277,922	9,255
Vail Resorts, Inc. (a)(d)	416,600	20,343
		84,464
Household Durables - 3.6%
Fourlis Holdings SA	1,824,607	57,829
Pulte Homes, Inc. (d)	656,000	8,554
Ryland Group, Inc.	226,600	7,247
		73,630
Internet & Catalog Retail - 0.3%
ASOS PLC (a)	1,071,000	6,356
Leisure Equipment & Products - 0.2%
RC2 Corp. (a)	182,400	3,374
Media - 3.4%
Carmike Cinemas, Inc. (d)(e)	692,600	5,679
CTC Media, Inc. (a)	654,400	16,929
Focus Media Holding Ltd. ADR (a)	167,500	6,179
Lamar Advertising Co. Class A	135,200	5,346
National CineMedia, Inc.	736,435	14,110
Powerleague Group PLC	3,604,985	4,480
Regal Entertainment Group Class A	832,800	15,790
		68,513
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 3.9%
bebe Stores, Inc.	525,400	$ 5,249
Citi Trends, Inc. (a)(d)	499,400	10,557
Gamestop Corp. Class A (a)	139,000	7,651
Pier 1 Imports, Inc. (a)(d)	1,224,600	9,552
Shoe Carnival, Inc. (a)	509,200	7,114
The Game Group PLC	1,067,200	5,819
The Men's Wearhouse, Inc.	451,300	12,018
Tween Brands, Inc. (a)	209,400	3,979
Williams-Sonoma, Inc. (d)	700,700	18,498
		80,437
Textiles, Apparel & Luxury Goods - 1.1%
Odd Molly International AB (a)(e)	336,400	5,281
Timberland Co. Class A (a)	240,800	3,516
True Religion Apparel, Inc. (a)(d)	387,100	7,107
Volcom, Inc. (a)	327,871	6,226
Worldwide Brand Management AB	77,350	814
		22,944
TOTAL CONSUMER DISCRETIONARY		380,546
CONSUMER STAPLES - 3.2%
Food Products - 2.8%
Corn Products International, Inc.	575,000	26,669
Diamond Foods, Inc.	261,800	5,592
Green Mountain Coffee Roasters, Inc. (a)(d)	756,549	24,361
Vilmorin & Cie	9,100	1,702
		58,324
Personal Products - 0.4%
Chattem, Inc. (a)(d)	105,400	7,365
TOTAL CONSUMER STAPLES		65,689
ENERGY - 15.2%
Energy Equipment & Services - 6.2%
Atwood Oceanics, Inc. (a)	50,326	5,067
Core Laboratories NV (a)	97,900	12,265
Dril-Quip, Inc. (a)	145,100	8,294
ION Geophysical Corp. (a)	673,500	10,729
John Wood Group PLC	735,200	6,278
Nabors Industries Ltd. (a)	162,800	6,112
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Oil States International, Inc. (a)	278,800	$ 13,957
Subsea 7, Inc. (a)(d)	536,500	14,150
Superior Energy Services, Inc. (a)	1,101,700	48,893
		125,745
Oil, Gas & Consumable Fuels - 9.0%
Alpha Natural Resources, Inc. (a)	280,300	13,637
Cabot Oil & Gas Corp.	477,300	27,192
Encore Acquisition Co. (a)	331,850	15,142
EXCO Resources, Inc. (a)	552,400	12,330
Forest Oil Corp. (a)	76,800	4,526
Foundation Coal Holdings, Inc.	209,800	12,584
Goodrich Petroleum Corp. (a)(d)	473,300	15,988
Holly Corp.	118,700	4,924
International Coal Group, Inc. (a)(d)	1,904,300	15,158
Kodiak Oil & Gas Corp. (a)	2,343,800	7,547
Mariner Energy, Inc. (a)	685,614	18,896
OPTI Canada, Inc. (a)	604,800	12,803
Patriot Coal Corp. (a)	104,500	6,902
Plains Exploration & Production Co. (a)	253,400	15,782
		183,411
TOTAL ENERGY		309,156
FINANCIALS - 9.6%
Capital Markets - 1.3%
GLG Partners, Inc.	22,600	186
GLG Partners, Inc.:
unit	162,800	1,675
warrants 12/28/11 (a)	310,500	699
Greenhill & Co., Inc. (d)	83,800	5,451
Janus Capital Group, Inc.	631,300	17,714
		25,725
Commercial Banks - 1.3%
CVB Financial Corp.	383,400	4,401
Pacific Premier Bancorp, Inc. (a)	143,767	1,085
UCBH Holdings, Inc. (d)	879,000	6,399
UMB Financial Corp.	287,800	14,286
		26,171
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 1.0%
India Hospitality Corp. (a)	833,320	$ 5,250
JSE Ltd.	793,600	6,850
MSCI, Inc. Class A	301,800	9,362
		21,462
Insurance - 1.5%
Aspen Insurance Holdings Ltd.	592,800	15,407
LandAmerica Financial Group, Inc. (d)	111,600	3,203
Montpelier Re Holdings Ltd.	787,924	13,001
		31,611
Real Estate Investment Trusts - 1.3%
Corporate Office Properties Trust (SBI)	189,200	7,057
Home Properties, Inc.	160,985	8,463
SL Green Realty Corp.	115,200	10,691
		26,211
Real Estate Management & Development - 0.5%
Orchid Developments Group Ltd. (a)	2,219,000	5,758
Unite Group PLC	676,087	3,912
		9,670
Thrifts & Mortgage Finance - 2.7%
Astoria Financial Corp.	269,600	6,390
Imperial Capital Bancorp, Inc. (e)	300,000	4,521
New York Community Bancorp, Inc. (d)	411,800	7,688
NewAlliance Bancshares, Inc.	587,400	7,906
People's United Financial, Inc.	648,400	11,003
Washington Federal, Inc.	769,300	18,317
		55,825
TOTAL FINANCIALS		196,675
HEALTH CARE - 8.5%
Biotechnology - 0.6%
Alnylam Pharmaceuticals, Inc. (a)	32,300	810
Cougar Biotechnology, Inc. (a)	44,000	888
Indevus Pharmaceuticals, Inc. (a)	2,064,500	9,930
		11,628
Health Care Equipment & Supplies - 3.7%
Conceptus, Inc. (a)(d)	1,159,783	20,899
Corin Group PLC (e)	2,578,639	24,661
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Quidel Corp. (a)	1,083,416	$ 17,345
Zoll Medical Corp. (a)	405,900	13,549
		76,454
Health Care Providers & Services - 2.5%
Capital Senior Living Corp. (a)	1,323,326	11,262
Emeritus Corp. (a)(d)	917,000	22,604
Genoptix, Inc.	154,100	4,227
Sun Healthcare Group, Inc. (a)	566,542	7,450
Virtual Radiologic Corp.	324,100	4,528
		50,071
Health Care Technology - 0.4%
Vital Images, Inc. (a)(d)	546,700	8,255
Life Sciences Tools & Services - 0.6%
Pharmaceutical Product Development, Inc.	127,400	5,277
QIAGEN NV (a)	320,000	7,107
		12,384
Pharmaceuticals - 0.7%
BioMimetic Therapeutics, Inc. (a)(d)	253,657	2,491
XenoPort, Inc. (a)	285,058	12,195
		14,686
TOTAL HEALTH CARE		173,478
INDUSTRIALS - 18.0%
Aerospace & Defense - 1.4%
Hexcel Corp. (a)	366,800	8,209
Orbital Sciences Corp. (a)	396,900	10,681
Spirit AeroSystems Holdings, Inc. Class A (a)	293,500	8,561
		27,451
Airlines - 0.2%
AirTran Holdings, Inc. (a)(d)	795,000	2,711
UAL Corp.	132,200	1,970
		4,681
Building Products - 0.1%
Groupe Vial (a)	63,741	1,164
PGT, Inc. (a)	492,802	1,572
		2,736
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 5.2%
Casella Waste Systems, Inc. Class A (a)	442,500	$ 4,717
Corrections Corp. of America (a)	1,492,956	38,070
First Advantage Corp. Class A (a)	338,800	6,949
GeoEye, Inc. (a)	175,000	4,030
Huron Consulting Group, Inc. (a)	150,430	6,297
InnerWorkings, Inc. (a)(d)	1,376,900	18,506
Navigant Consulting, Inc. (a)	589,100	11,853
The Geo Group, Inc. (a)	481,500	12,736
YouGov PLC (a)	886,932	2,583
		105,741
Construction & Engineering - 1.4%
I Kloukinas-I Lappas SA	493,600	4,993
Quanta Services, Inc. (a)	494,248	13,117
URS Corp. (a)	242,873	9,797
		27,907
Electrical Equipment - 3.5%
American Superconductor Corp. (a)(d)	385,000	9,733
Ceres Power Holdings PLC (a)	1,131,800	3,308
Q-Cells AG (a)(d)	205,200	24,029
SolarWorld AG (d)	324,200	17,496
Sunpower Corp. Class A (a)(d)	113,100	9,870
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	172,800	7,729
		72,165
Machinery - 1.4%
Donaldson Co., Inc.	107,300	4,672
Flow International Corp. (a)	1,207,000	12,106
Sulzer AG (Reg.)	96,170	12,620
		29,398
Road & Rail - 2.8%
Celadon Group, Inc. (a)	910,800	9,372
Con-way, Inc.	98,400	4,551
J.B. Hunt Transport Services, Inc.	418,000	14,199
Landstar System, Inc.	199,300	10,356
Marten Transport Ltd. (a)	804,700	13,117
Old Dominion Freight Lines, Inc. (a)	175,500	5,388
		56,983
Trading Companies & Distributors - 2.0%
Beacon Roofing Supply, Inc. (a)(d)	589,150	6,274
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Bergman & Beving AB (B Shares)	282,458	$ 8,727
Rush Enterprises, Inc. Class A (a)(e)	1,623,450	26,170
		41,171
TOTAL INDUSTRIALS		368,233
INFORMATION TECHNOLOGY - 13.2%
Communications Equipment - 0.8%
Infinera Corp.	151,081	1,913
Polycom, Inc. (a)	695,400	15,577
		17,490
Computers & Peripherals - 0.5%
NCR Corp. (a)	461,309	11,362
Electronic Equipment & Instruments - 1.6%
FLIR Systems, Inc. (a)	532,838	18,292
Ingram Micro, Inc. Class A (a)	807,800	13,741
		32,033
Internet Software & Services - 3.6%
Bankrate, Inc. (a)(d)	292,317	15,271
Blinkx PLC	6,882,800	2,258
Internet Brands, Inc. Class A	655,300	4,266
LoopNet, Inc. (a)(d)	1,292,841	14,596
Omniture, Inc. (a)	297,637	6,792
ValueClick, Inc. (a)(d)	1,490,500	29,735
		72,918
IT Services - 2.3%
Alliance Data Systems Corp. (a)	164,100	9,421
ExlService Holdings, Inc. (a)	700,999	17,609
Patni Computer Systems Ltd. sponsored ADR (d)	1,013,800	13,605
Syntel, Inc.	190,603	6,311
		46,946
Semiconductors & Semiconductor Equipment - 1.9%
Eagle Test Systems, Inc. (a)	583,300	7,040
Intersil Corp. Class A	357,800	9,560
MKS Instruments, Inc. (a)	368,800	8,427
Silicon Motion Technology Corp. sponsored ADR (a)(d)	146,280	2,550
Skyworks Solutions, Inc. (a)	1,240,900	10,783
		38,360
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 2.5%
Ansys, Inc. (a)	380,670	$ 15,314
Citrix Systems, Inc. (a)	146,300	4,791
Concur Technologies, Inc. (a)	358,300	11,874
FactSet Research Systems, Inc.	139,300	8,362
Quality Systems, Inc. (d)	67,600	2,171
Quest Software, Inc. (a)	627,900	8,364
		50,876
TOTAL INFORMATION TECHNOLOGY		269,985
MATERIALS - 3.9%
Chemicals - 2.0%
Calgon Carbon Corp. (a)(d)	1,326,588	18,904
FMC Corp.	99,800	6,265
Hercules, Inc.	435,800	8,193
Minerals Technologies, Inc.	115,700	7,838
		41,200
Containers & Packaging - 0.5%
Crown Holdings, Inc. (a)	195,100	5,236
Rock-Tenn Co. Class A	152,400	5,171
		10,407
Metals & Mining - 1.4%
Carpenter Technology Corp.	165,800	8,502
RTI International Metals, Inc. (a)	233,100	9,601
Shore Gold, Inc. (a)	1,550,000	5,602
Toledo Mining Corp. PLC (a)	1,191,300	3,316
		27,021
TOTAL MATERIALS		78,628
UTILITIES - 0.4%
Independent Power Producers & Energy Traders - 0.4%
Clipper Windpower PLC (a)	407,300	4,158
Vergnet SA	271,600	4,367
		8,525
TOTAL COMMON STOCKS (Cost $1,783,118)		1,850,915
Investment Companies - 1.6%
	Shares	Value (000s)
iShares Dow Jones U.S. Real Estate Index ETF (d)	313,200	$ 21,573
KBW Regional Banking ETF	314,000	10,930
TOTAL INVESTMENT COMPANIES (Cost $30,555)		32,503
Money Market Funds - 20.5%

Fidelity Cash Central Fund, 2.51% (b)	170,055,748	170,056
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	249,251,897	249,252
TOTAL MONEY MARKET FUNDS (Cost $419,308)		419,308
TOTAL INVESTMENT PORTFOLIO - 112.8% (Cost $2,232,981)		2,302,726
NET OTHER ASSETS - (12.8)%		(261,109)
NET ASSETS - 100%		$ 2,041,617
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,335
Fidelity Securities Lending Cash Central Fund	2,083
Total	$ 3,418
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Carluccio's PLC	$ 17,207	$ 2,381	$ 4,327	$ 145	$ 10,274
Carmike Cinemas, Inc.	14,968	-	2,977	-	5,679
Conceptus, Inc.	32,693	14,905	18,350	-	-
Corin Group PLC	43,449	1,871	8,153	-	24,661
Imperial Capital Bancorp, Inc.	-	6,922	-	48	4,521
McCormick & Schmick's Seafood Restaurants	13,230	-	-	-	9,373
Odd Molly International AB	2,834	13,472	3,895	-	5,281
Premier Exhibitions, Inc.	23,028	3,882	13,123	-	-
Rush Enterprises, Inc. Class A	20,785	6,116	-	-	26,170
Total	$ 168,194	$ 49,549	$ 50,825	$ 193	$ 85,959
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	82.4%
United Kingdom	4.3%
Greece	3.1%
Germany	2.0%
Cayman Islands	1.6%
Bermuda	1.3%
Canada	1.3%
Others (individually less than 1%)	4.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $240,479) - See accompanying schedule: Unaffiliated issuers (cost $1,692,666)	$ 1,797,459
Fidelity Central Funds (cost $419,308)	419,308
Other affiliated issuers (cost $121,007)	85,959
Total Investments (cost $2,232,981)		$ 2,302,726
Receivable for investments sold		12,587
Receivable for fund shares sold		1,692
Dividends receivable		544
Distributions receivable from Fidelity Central Funds		737
Prepaid expenses		5
Other receivables		38
Total assets		2,318,329

Liabilities
Payable for investments purchased	$ 23,809
Payable for fund shares redeemed	1,874
Accrued management fee	1,081
Distribution fees payable	1
Other affiliated payables	499
Other payables and accrued expenses	196
Collateral on securities loaned, at value	249,252
Total liabilities		276,712

Net Assets		$ 2,041,617
Net Assets consist of:
Paid in capital		$ 2,189,713
Accumulated net investment loss		(2,864)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(214,839)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		69,607
Net Assets		$ 2,041,617

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,055.763 ÷ 174.747 shares)	$ 17.49

Maximum offering price per share (100/94.25 of $17.49)	$ 18.56
Class T: Net Asset Value and redemption price per share ($463.583 ÷ 26.576 shares)	$ 17.44

Maximum offering price per share (100/96.50 of $17.44)	$ 18.07
Class B: Net Asset Value and offering price per share ($370.097 ÷ 21.241 shares) A	$ 17.42

Class C: Net Asset Value and offering price per share ($396.071 ÷ 22.791 shares) A	$ 17.38

Small Cap Independence: Net Asset Value, offering price and redemption price per share ($2,037,159.728 ÷ 116,166.133 shares)	$ 17.54

Institutional Class: Net Asset Value, offering price and redemption price per share ($171.641 ÷ 9.789 shares)	$ 17.53

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends (including $193 earned from other affiliated issuers)		$ 4,654
Interest		82
Income from Fidelity Central Funds (including $2,083 from security lending)		3,418
Total income		8,154

Expenses
Management fee Basic fee	$ 6,513
Performance adjustment	1,105
Transfer agent fees	2,796
Distribution fees	8
Accounting and security lending fees	352
Custodian fees and expenses	172
Independent trustees' compensation	4
Registration fees	73
Audit	27
Legal	6
Miscellaneous	111
Total expenses before reductions	11,167
Expense reductions	(150)	11,017
Net investment income (loss)		(2,863)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(181,068)
Other affiliated issuers	(26,978)
Total net realized gain (loss)		(208,046)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $74)	(303,570)
Assets and liabilities in foreign currencies	9
Total change in net unrealized appreciation (depreciation)		(303,561)
Net gain (loss)		(511,607)
Net increase (decrease) in net assets resulting from operations		$ (514,470)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,863)	$ (5,353)
Net realized gain (loss)	(208,046)	358,667
Change in net unrealized appreciation (depreciation)	(303,561)	248,674
Net increase (decrease) in net assets resulting from operations	(514,470)	601,988
Distributions to shareholders from net investment income	-	(5,903)
Distributions to shareholders from net realized gain	(284,425)	(276,274)
Total distributions	(284,425)	(282,177)
Share transactions - net increase (decrease)	236,091	(339,424)
Redemption fees	187	409
Total increase (decrease) in net assets	(562,617)	(19,204)

Net Assets
Beginning of period	2,604,234	2,623,438
End of period (including accumulated net investment loss of $2,864 and accumulated net investment loss of $1, respectively)	$ 2,041,617	$ 2,604,234

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2008	Year ended October 31,
	(Unaudited)	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 24.79	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.05)	(.07) H
Net realized and unrealized gain (loss)	(4.51)	1.66
Total from investment operations	(4.56)	1.59
Distributions from net realized gain	(2.74)	-
Redemption fees added to paid in capital E	- K	- K
Net asset value, end of period	$ 17.49	$ 24.79
Total Return B, C, D	(19.89)%	6.85%
Ratios to Average Net Assets F, J
Expenses before reductions	1.30% A	1.27% A
Expenses net of fee waivers, if any	1.30% A	1.27% A
Expenses net of all reductions	1.29% A	1.26% A
Net investment income (loss)	(.53)% A	(.57)% A, H
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 1
Portfolio turnover rate G	92% A	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.66)%.

I For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2008	Year ended October 31,
	(Unaudited)	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 24.74	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.07)	(.10) H
Net realized and unrealized gain (loss)	(4.52)	1.64
Total from investment operations	(4.59)	1.54
Distributions from net realized gain	(2.71)	-
Redemption fees added to paid in capital E	- K	- K
Net asset value, end of period	$ 17.44	$ 24.74
Total Return B, C, D	(20.05)%	6.64%
Ratios to Average Net Assets F, J
Expenses before reductions	1.58% A	1.53% A
Expenses net of fee waivers, if any	1.55% A	1.53% A
Expenses net of all reductions	1.54% A	1.52% A
Net investment income (loss)	(.78)% A	(.83) % A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 464	$ 420
Portfolio turnover rate G	92% A	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.92)%.

I For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2008	Year ended October 31,
	(Unaudited)	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 24.69	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.12)	(.15) H
Net realized and unrealized gain (loss)	(4.51)	1.64
Total from investment operations	(4.63)	1.49
Distributions from net realized gain	(2.64)	-
Redemption fees added to paid in capital E	- K	- K
Net asset value, end of period	$ 17.42	$ 24.69
Total Return B, C, D	(20.22)%	6.42%
Ratios to Average Net Assets F, J
Expenses before reductions	2.08% A	2.07% A
Expenses net of fee waivers, if any	2.05% A	2.05% A
Expenses net of all reductions	2.04% A	2.04% A
Net investment income (loss)	(1.28)% A	(1.32)% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 370	$ 419
Portfolio turnover rate G	92% A	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.41)%.

I For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2008	Year ended October 31,
	(Unaudited)	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 24.71	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.12)	(.15) H
Net realized and unrealized gain (loss)	(4.51)	1.66
Total from investment operations	(4.63)	1.51
Distributions from net realized gain	(2.70)	-
Redemption fees added to paid in capital E	- K	- K
Net asset value, end of period	$ 17.38	$ 24.71
Total Return B, C, D	(20.21)%	6.51%
Ratios to Average Net Assets F, J
Expenses before reductions	2.09% A	1.98% A
Expenses net of fee waivers, if any	2.05% A	1.98% A
Expenses net of all reductions	2.04% A	1.97% A
Net investment income (loss)	(1.28)% A	(1.27)% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 396	$ 294
Portfolio turnover rate G	92% A	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.36)%.

I For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Independence

	Six months ended April 30, 2008	Years ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 24.81	$ 22.23	$ 20.82	$ 18.30	$ 16.87	$ 13.56
Income from Investment Operations
Net investment income (loss) D	(.02)	(.04) G	.07 H	.10 I	(.09)	(.08)
Net realized and unrealized gain (loss)	(4.53)	5.01	2.75	3.31	1.52	3.38
Total from investment operations	(4.55)	4.97	2.82	3.41	1.43	3.30
Distributions from net investment income	-	(.05)	(.07)	-	-	-
Distributions from net realized gain	(2.72)	(2.34)	(1.34)	(.89)	-	-
Total distributions	(2.72)	(2.39)	(1.41)	(.89)	-	-
Redemption fees added to paid in capital D	- K	- K	- K	- K	- K	.01
Net asset value, end of period	$ 17.54	$ 24.81	$ 22.23	$ 20.82	$ 18.30	$ 16.87
Total Return B, C	(19.80)%	24.42%	14.08%	19.05%	8.48%	24.41%
Ratios to Average Net Assets E, J
Expenses before reductions	1.04% A	1.01%	.86%	.78%	.95%	1.06%
Expenses net of fee waivers, if any	1.04% A	1.00%	.86%	.78%	.95%	1.06%
Expenses net of all reductions	1.03% A	.99%	.81%	.75%	.91%	.93%
Net investment income (loss)	(.27)% A	(.20)% G	.32% H	.49% I	(.49)%	(.59)%
Supplemental Data
Net assets, end of period (in millions)	$ 2,037	$ 2,602	$ 2,623	$ 1,609	$ 945	$ 933
Portfolio turnover rate F	92% A	84%	126%	61%	95%	220%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.29)%.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

I Investment income per share reflects a special dividend which amounted to $.12 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.10)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2008	Year ended October 31,
	(Unaudited)	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 24.82	$ 23.20
Income from Investment Operations
Net investment income (loss) D	(.02)	(.03) G
Net realized and unrealized gain (loss)	(4.54)	1.65
Total from investment operations	(4.56)	1.62
Distributions from net realized gain	(2.73)	-
Redemption fees added to paid in capital D	- J	- J
Net asset value, end of period	$ 17.53	$ 24.82
Total Return B, C	(19.82)%	6.98%
Ratios to Average Net Assets E, I
Expenses before reductions	.98% A	.94% A
Expenses net of fee waivers, if any	.98% A	.94% A
Expenses net of all reductions	.98% A	.93% A
Net investment income (loss)	(.22)% A	(.24)% A, G
Supplemental Data
Net assets, end of period (000 omitted)	$ 172	$ 162
Portfolio turnover rate F	92% A	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.33)%.

H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Small Cap Independence Fund (the Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Small Cap Independence and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, deferred trustees compensation, passive foreign investment companies and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 318,732
Unrealized depreciation	(254,596)
Net unrealized appreciation (depreciation)	$ 64,136
Cost for federal income tax purposes	$ 2,238,590

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $976,880 and $1,083,344, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Small Cap Independence as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 3	$ 1
Class T	.25%	.25%	1	-
Class B	.75%	.25%	2	1
Class C	.75%	.25%	2	2
			$ 8	$ 4

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3
Class T	-
Class B*	-
Class C*	-
$ 3

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the transfer agent for Small Cap Independence shares. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 3.29
Class T	1.31
Class B	1.30
Class C	1.31
Small Cap Independence	2,790.26
Institutional Class	-	.21
	$ 2,796

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $34 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.30%	$ -
Class T	1.55%	-
Class B	2.05%	-
Class C	2.05%	-
		$ -

FMR voluntarily agreed to reimburse a portion of the Small Cap Independence's operating expenses. During the period, this reimbursement reduced the class' expenses by $41.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $69 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Small Cap Independence	$ 40

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment

Semiannual Report

10. Other - continued

of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $377, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net investment income
Small Cap Independence	$ -	$ 5,903
From net realized gain
Class A	$ 217	$ -
Class T	52	-
Class B	46	-
Class C	51	-
Small Cap Independence	284,040	276,274
Institutional Class	19	-
Total	$ 284,425	$ 276,274

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007 A	Six months ended April 30, 2008	Year ended October 31, 2007 A
Class A
Shares sold	142	40	$ 2,713	$ 939
Reinvestment of distributions	11	-	215	-
Shares redeemed	(18)	-	(311)	(2)
Net increase (decrease)	135	40	$ 2,617	$ 937

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007 A	Six months ended April 30, 2008	Year ended October 31, 2007 A
Class T
Shares sold	11	18	$ 215	$ 429
Reinvestment of distributions	3	-	52	-
Shares redeemed	(4)	(1)	(74)	(27)
Net increase (decrease)	10	17	$ 193	$ 402
Class B
Shares sold	3	18	$ 56	$ 417
Reinvestment of distributions	2	-	45	-
Shares redeemed	(1)	(1)	(18)	(12)
Net increase (decrease)	4	17	$ 83	$ 405
Class C
Shares sold	25	12	$ 480	$ 281
Reinvestment of distributions	2	-	48	-
Shares redeemed	(16)	-	(270)	-
Net increase (decrease)	11	12	$ 258	$ 281
Small Cap Independence
Shares sold	13,175	32,042	$ 245,025	$ 729,762
Reinvestment of distributions	13,819	13,404	279,429	278,946
Shares redeemed	(15,711)	(58,553)	(291,577)	(1,350,306)
Net increase (decrease)	11,283	(13,107)	$ 232,877	$ (341,598)
Institutional Class
Shares sold	2	7	$ 45	$ 152
Reinvestment of distributions	1	-	19	-
Shares redeemed	-	-	(1)	-
Net increase (decrease)	3	7	$ 63	$ 152

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	23,119,124,829.71	94.630
Withheld	1,311,945,572.61	5.370
TOTAL	24,431,070,402.32	100.000
Dennis J. Dirks
Affirmative	23,264,895,678.33	95.227
Withheld	1,166,174,723.99	4.773
TOTAL	24,431,070,402.32	100.000
Edward C. Johnson 3d
Affirmative	23,048,702,160.33	94.342
Withheld	1,382,368,241.99	5.658
TOTAL	24,431,070,402.32	100.000
Alan J. Lacy
Affirmative	23,227,703,560.69	95.074
Withheld	1,203,366,841.63	4.926
TOTAL	24,431,070,402.32	100.000
Ned C. Lautenbach
Affirmative	23,204,734,087.83	94.980
Withheld	1,226,336,314.49	5.020
TOTAL	24,431,070,402.32	100.000
Joseph Mauriello
Affirmative	23,241,851,999.48	95.132
Withheld	1,189,218,402.84	4.868
TOTAL	24,431,070,402.32	100.000
Cornelia M. Small
Affirmative	23,238,535,444.69	95.119
Withheld	1,192,534,957.63	4.881
TOTAL	24,431,070,402.32	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	23,115,529,078.86	94.615
Withheld	1,315,541,323.46	5.385
TOTAL	24,431,070,402.32	100.000
David M. Thomas
Affirmative	23,252,717,495.51	95.177
Withheld	1,178,352,906.81	4.823
TOTAL	24,431,070,402.32	100.000
Michael E. Wiley
Affirmative	23,205,390,737.79	94.983
Withheld	1,225,679,664.53	5.017
TOTAL	24,431,070,402.32	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	18,156,725,598.66	74.318
Against	4,525,430,963.48	18.523
Abstain	1,194,721,132.34	4.890
Broker Non-Votes	554,192,707.84	2.269
TOTAL	24,431,070,402.32	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International
Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

ASCS-USAN-0608
1.843152.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Small Cap Independence
Fund - Institutional Class

Semiannual Report

April 30, 2008

Institutional Class is a
class of Fidelity® Small Cap
Independence Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 801.10	$ 5.82
Hypothetical A	$ 1,000.00	$ 1,018.40	$ 6.52
Class T
Actual	$ 1,000.00	$ 799.50	$ 6.93
Hypothetical A	$ 1,000.00	$ 1,017.16	$ 7.77
Class B
Actual	$ 1,000.00	$ 797.80	$ 9.16
Hypothetical A	$ 1,000.00	$ 1,014.67	$ 10.27
Class C
Actual	$ 1,000.00	$ 797.90	$ 9.16
Hypothetical A	$ 1,000.00	$ 1,014.67	$ 10.27
Small Cap Independence
Actual	$ 1,000.00	$ 802.00	$ 4.66
Hypothetical A	$ 1,000.00	$ 1,019.69	$ 5.22
Institutional Class
Actual	$ 1,000.00	$ 801.80	$ 4.39
Hypothetical A	$ 1,000.00	$ 1,019.99	$ 4.92

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.30%
Class T	1.55%
Class B	2.05%
Class C	2.05%
Small Cap Independence	1.04%
Institutional Class	.98%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Fourlis Holdings SA	2.8	3.0
Superior Energy Services, Inc.	2.4	1.2
Corrections Corp. of America	1.9	1.6
ValueClick, Inc.	1.5	2.5
Cabot Oil & Gas Corp.	1.3	0.9
Corn Products International, Inc.	1.3	0.7
Rush Enterprises, Inc. Class A	1.3	0.8
Corin Group PLC	1.2	1.7
Green Mountain Coffee Roasters, Inc.	1.2	0.8
Q-Cells AG	1.2	1.3
	16.1
Top Five Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	18.7	18.7
Industrials	18.0	18.6
Energy	15.2	11.8
Information Technology	13.2	18.7
Financials	9.6	6.8
Asset Allocation (% of fund's net assets)
As of April 30, 2008 *		As of October 31, 2007 **
	Stocks and Investment Companies 92.3%		Stocks and Investment Companies 96.1%
	Short-Term Investments and Net Other Assets 7.7%		Short-Term Investments and Net Other Assets 3.9%
* Foreign investments	17.6%	** Foreign investments	24.8%

Semiannual Report

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.7%
Auto Components - 0.6%
Gentex Corp.	600,600	$ 11,219
Distributors - 0.2%
LKQ Corp. (a)	190,800	4,152
Diversified Consumer Services - 1.3%
Hillenbrand, Inc. (a)	336,000	6,397
Nord Anglia Education PLC (a)	819,300	4,537
Princeton Review, Inc. (a)	663,800	5,018
Stewart Enterprises, Inc. Class A	1,391,700	9,505
		25,457
Hotels, Restaurants & Leisure - 4.1%
Advani Hotels & Resorts (India) Ltd. (a)	710,710	1,625
BJ's Restaurants, Inc. (a)	283,800	3,956
Carluccio's PLC (e)	3,651,892	10,274
Denny's Corp. (a)	2,931,800	9,235
IHOP Corp. (d)	155,300	7,243
McCormick & Schmick's Seafood Restaurants (a)(e)	779,169	9,373
P.F. Chang's China Bistro, Inc. (a)(d)	325,800	10,110
Ruth's Chris Steak House, Inc. (a)	415,000	3,050
The Restaurant Group PLC	3,277,922	9,255
Vail Resorts, Inc. (a)(d)	416,600	20,343
		84,464
Household Durables - 3.6%
Fourlis Holdings SA	1,824,607	57,829
Pulte Homes, Inc. (d)	656,000	8,554
Ryland Group, Inc.	226,600	7,247
		73,630
Internet & Catalog Retail - 0.3%
ASOS PLC (a)	1,071,000	6,356
Leisure Equipment & Products - 0.2%
RC2 Corp. (a)	182,400	3,374
Media - 3.4%
Carmike Cinemas, Inc. (d)(e)	692,600	5,679
CTC Media, Inc. (a)	654,400	16,929
Focus Media Holding Ltd. ADR (a)	167,500	6,179
Lamar Advertising Co. Class A	135,200	5,346
National CineMedia, Inc.	736,435	14,110
Powerleague Group PLC	3,604,985	4,480
Regal Entertainment Group Class A	832,800	15,790
		68,513
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 3.9%
bebe Stores, Inc.	525,400	$ 5,249
Citi Trends, Inc. (a)(d)	499,400	10,557
Gamestop Corp. Class A (a)	139,000	7,651
Pier 1 Imports, Inc. (a)(d)	1,224,600	9,552
Shoe Carnival, Inc. (a)	509,200	7,114
The Game Group PLC	1,067,200	5,819
The Men's Wearhouse, Inc.	451,300	12,018
Tween Brands, Inc. (a)	209,400	3,979
Williams-Sonoma, Inc. (d)	700,700	18,498
		80,437
Textiles, Apparel & Luxury Goods - 1.1%
Odd Molly International AB (a)(e)	336,400	5,281
Timberland Co. Class A (a)	240,800	3,516
True Religion Apparel, Inc. (a)(d)	387,100	7,107
Volcom, Inc. (a)	327,871	6,226
Worldwide Brand Management AB	77,350	814
		22,944
TOTAL CONSUMER DISCRETIONARY		380,546
CONSUMER STAPLES - 3.2%
Food Products - 2.8%
Corn Products International, Inc.	575,000	26,669
Diamond Foods, Inc.	261,800	5,592
Green Mountain Coffee Roasters, Inc. (a)(d)	756,549	24,361
Vilmorin & Cie	9,100	1,702
		58,324
Personal Products - 0.4%
Chattem, Inc. (a)(d)	105,400	7,365
TOTAL CONSUMER STAPLES		65,689
ENERGY - 15.2%
Energy Equipment & Services - 6.2%
Atwood Oceanics, Inc. (a)	50,326	5,067
Core Laboratories NV (a)	97,900	12,265
Dril-Quip, Inc. (a)	145,100	8,294
ION Geophysical Corp. (a)	673,500	10,729
John Wood Group PLC	735,200	6,278
Nabors Industries Ltd. (a)	162,800	6,112
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Oil States International, Inc. (a)	278,800	$ 13,957
Subsea 7, Inc. (a)(d)	536,500	14,150
Superior Energy Services, Inc. (a)	1,101,700	48,893
		125,745
Oil, Gas & Consumable Fuels - 9.0%
Alpha Natural Resources, Inc. (a)	280,300	13,637
Cabot Oil & Gas Corp.	477,300	27,192
Encore Acquisition Co. (a)	331,850	15,142
EXCO Resources, Inc. (a)	552,400	12,330
Forest Oil Corp. (a)	76,800	4,526
Foundation Coal Holdings, Inc.	209,800	12,584
Goodrich Petroleum Corp. (a)(d)	473,300	15,988
Holly Corp.	118,700	4,924
International Coal Group, Inc. (a)(d)	1,904,300	15,158
Kodiak Oil & Gas Corp. (a)	2,343,800	7,547
Mariner Energy, Inc. (a)	685,614	18,896
OPTI Canada, Inc. (a)	604,800	12,803
Patriot Coal Corp. (a)	104,500	6,902
Plains Exploration & Production Co. (a)	253,400	15,782
		183,411
TOTAL ENERGY		309,156
FINANCIALS - 9.6%
Capital Markets - 1.3%
GLG Partners, Inc.	22,600	186
GLG Partners, Inc.:
unit	162,800	1,675
warrants 12/28/11 (a)	310,500	699
Greenhill & Co., Inc. (d)	83,800	5,451
Janus Capital Group, Inc.	631,300	17,714
		25,725
Commercial Banks - 1.3%
CVB Financial Corp.	383,400	4,401
Pacific Premier Bancorp, Inc. (a)	143,767	1,085
UCBH Holdings, Inc. (d)	879,000	6,399
UMB Financial Corp.	287,800	14,286
		26,171
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 1.0%
India Hospitality Corp. (a)	833,320	$ 5,250
JSE Ltd.	793,600	6,850
MSCI, Inc. Class A	301,800	9,362
		21,462
Insurance - 1.5%
Aspen Insurance Holdings Ltd.	592,800	15,407
LandAmerica Financial Group, Inc. (d)	111,600	3,203
Montpelier Re Holdings Ltd.	787,924	13,001
		31,611
Real Estate Investment Trusts - 1.3%
Corporate Office Properties Trust (SBI)	189,200	7,057
Home Properties, Inc.	160,985	8,463
SL Green Realty Corp.	115,200	10,691
		26,211
Real Estate Management & Development - 0.5%
Orchid Developments Group Ltd. (a)	2,219,000	5,758
Unite Group PLC	676,087	3,912
		9,670
Thrifts & Mortgage Finance - 2.7%
Astoria Financial Corp.	269,600	6,390
Imperial Capital Bancorp, Inc. (e)	300,000	4,521
New York Community Bancorp, Inc. (d)	411,800	7,688
NewAlliance Bancshares, Inc.	587,400	7,906
People's United Financial, Inc.	648,400	11,003
Washington Federal, Inc.	769,300	18,317
		55,825
TOTAL FINANCIALS		196,675
HEALTH CARE - 8.5%
Biotechnology - 0.6%
Alnylam Pharmaceuticals, Inc. (a)	32,300	810
Cougar Biotechnology, Inc. (a)	44,000	888
Indevus Pharmaceuticals, Inc. (a)	2,064,500	9,930
		11,628
Health Care Equipment & Supplies - 3.7%
Conceptus, Inc. (a)(d)	1,159,783	20,899
Corin Group PLC (e)	2,578,639	24,661
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Quidel Corp. (a)	1,083,416	$ 17,345
Zoll Medical Corp. (a)	405,900	13,549
		76,454
Health Care Providers & Services - 2.5%
Capital Senior Living Corp. (a)	1,323,326	11,262
Emeritus Corp. (a)(d)	917,000	22,604
Genoptix, Inc.	154,100	4,227
Sun Healthcare Group, Inc. (a)	566,542	7,450
Virtual Radiologic Corp.	324,100	4,528
		50,071
Health Care Technology - 0.4%
Vital Images, Inc. (a)(d)	546,700	8,255
Life Sciences Tools & Services - 0.6%
Pharmaceutical Product Development, Inc.	127,400	5,277
QIAGEN NV (a)	320,000	7,107
		12,384
Pharmaceuticals - 0.7%
BioMimetic Therapeutics, Inc. (a)(d)	253,657	2,491
XenoPort, Inc. (a)	285,058	12,195
		14,686
TOTAL HEALTH CARE		173,478
INDUSTRIALS - 18.0%
Aerospace & Defense - 1.4%
Hexcel Corp. (a)	366,800	8,209
Orbital Sciences Corp. (a)	396,900	10,681
Spirit AeroSystems Holdings, Inc. Class A (a)	293,500	8,561
		27,451
Airlines - 0.2%
AirTran Holdings, Inc. (a)(d)	795,000	2,711
UAL Corp.	132,200	1,970
		4,681
Building Products - 0.1%
Groupe Vial (a)	63,741	1,164
PGT, Inc. (a)	492,802	1,572
		2,736
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 5.2%
Casella Waste Systems, Inc. Class A (a)	442,500	$ 4,717
Corrections Corp. of America (a)	1,492,956	38,070
First Advantage Corp. Class A (a)	338,800	6,949
GeoEye, Inc. (a)	175,000	4,030
Huron Consulting Group, Inc. (a)	150,430	6,297
InnerWorkings, Inc. (a)(d)	1,376,900	18,506
Navigant Consulting, Inc. (a)	589,100	11,853
The Geo Group, Inc. (a)	481,500	12,736
YouGov PLC (a)	886,932	2,583
		105,741
Construction & Engineering - 1.4%
I Kloukinas-I Lappas SA	493,600	4,993
Quanta Services, Inc. (a)	494,248	13,117
URS Corp. (a)	242,873	9,797
		27,907
Electrical Equipment - 3.5%
American Superconductor Corp. (a)(d)	385,000	9,733
Ceres Power Holdings PLC (a)	1,131,800	3,308
Q-Cells AG (a)(d)	205,200	24,029
SolarWorld AG (d)	324,200	17,496
Sunpower Corp. Class A (a)(d)	113,100	9,870
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	172,800	7,729
		72,165
Machinery - 1.4%
Donaldson Co., Inc.	107,300	4,672
Flow International Corp. (a)	1,207,000	12,106
Sulzer AG (Reg.)	96,170	12,620
		29,398
Road & Rail - 2.8%
Celadon Group, Inc. (a)	910,800	9,372
Con-way, Inc.	98,400	4,551
J.B. Hunt Transport Services, Inc.	418,000	14,199
Landstar System, Inc.	199,300	10,356
Marten Transport Ltd. (a)	804,700	13,117
Old Dominion Freight Lines, Inc. (a)	175,500	5,388
		56,983
Trading Companies & Distributors - 2.0%
Beacon Roofing Supply, Inc. (a)(d)	589,150	6,274
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Bergman & Beving AB (B Shares)	282,458	$ 8,727
Rush Enterprises, Inc. Class A (a)(e)	1,623,450	26,170
		41,171
TOTAL INDUSTRIALS		368,233
INFORMATION TECHNOLOGY - 13.2%
Communications Equipment - 0.8%
Infinera Corp.	151,081	1,913
Polycom, Inc. (a)	695,400	15,577
		17,490
Computers & Peripherals - 0.5%
NCR Corp. (a)	461,309	11,362
Electronic Equipment & Instruments - 1.6%
FLIR Systems, Inc. (a)	532,838	18,292
Ingram Micro, Inc. Class A (a)	807,800	13,741
		32,033
Internet Software & Services - 3.6%
Bankrate, Inc. (a)(d)	292,317	15,271
Blinkx PLC	6,882,800	2,258
Internet Brands, Inc. Class A	655,300	4,266
LoopNet, Inc. (a)(d)	1,292,841	14,596
Omniture, Inc. (a)	297,637	6,792
ValueClick, Inc. (a)(d)	1,490,500	29,735
		72,918
IT Services - 2.3%
Alliance Data Systems Corp. (a)	164,100	9,421
ExlService Holdings, Inc. (a)	700,999	17,609
Patni Computer Systems Ltd. sponsored ADR (d)	1,013,800	13,605
Syntel, Inc.	190,603	6,311
		46,946
Semiconductors & Semiconductor Equipment - 1.9%
Eagle Test Systems, Inc. (a)	583,300	7,040
Intersil Corp. Class A	357,800	9,560
MKS Instruments, Inc. (a)	368,800	8,427
Silicon Motion Technology Corp. sponsored ADR (a)(d)	146,280	2,550
Skyworks Solutions, Inc. (a)	1,240,900	10,783
		38,360
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 2.5%
Ansys, Inc. (a)	380,670	$ 15,314
Citrix Systems, Inc. (a)	146,300	4,791
Concur Technologies, Inc. (a)	358,300	11,874
FactSet Research Systems, Inc.	139,300	8,362
Quality Systems, Inc. (d)	67,600	2,171
Quest Software, Inc. (a)	627,900	8,364
		50,876
TOTAL INFORMATION TECHNOLOGY		269,985
MATERIALS - 3.9%
Chemicals - 2.0%
Calgon Carbon Corp. (a)(d)	1,326,588	18,904
FMC Corp.	99,800	6,265
Hercules, Inc.	435,800	8,193
Minerals Technologies, Inc.	115,700	7,838
		41,200
Containers & Packaging - 0.5%
Crown Holdings, Inc. (a)	195,100	5,236
Rock-Tenn Co. Class A	152,400	5,171
		10,407
Metals & Mining - 1.4%
Carpenter Technology Corp.	165,800	8,502
RTI International Metals, Inc. (a)	233,100	9,601
Shore Gold, Inc. (a)	1,550,000	5,602
Toledo Mining Corp. PLC (a)	1,191,300	3,316
		27,021
TOTAL MATERIALS		78,628
UTILITIES - 0.4%
Independent Power Producers & Energy Traders - 0.4%
Clipper Windpower PLC (a)	407,300	4,158
Vergnet SA	271,600	4,367
		8,525
TOTAL COMMON STOCKS (Cost $1,783,118)		1,850,915
Investment Companies - 1.6%
	Shares	Value (000s)
iShares Dow Jones U.S. Real Estate Index ETF (d)	313,200	$ 21,573
KBW Regional Banking ETF	314,000	10,930
TOTAL INVESTMENT COMPANIES (Cost $30,555)		32,503
Money Market Funds - 20.5%

Fidelity Cash Central Fund, 2.51% (b)	170,055,748	170,056
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	249,251,897	249,252
TOTAL MONEY MARKET FUNDS (Cost $419,308)		419,308
TOTAL INVESTMENT PORTFOLIO - 112.8% (Cost $2,232,981)		2,302,726
NET OTHER ASSETS - (12.8)%		(261,109)
NET ASSETS - 100%		$ 2,041,617
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,335
Fidelity Securities Lending Cash Central Fund	2,083
Total	$ 3,418
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Carluccio's PLC	$ 17,207	$ 2,381	$ 4,327	$ 145	$ 10,274
Carmike Cinemas, Inc.	14,968	-	2,977	-	5,679
Conceptus, Inc.	32,693	14,905	18,350	-	-
Corin Group PLC	43,449	1,871	8,153	-	24,661
Imperial Capital Bancorp, Inc.	-	6,922	-	48	4,521
McCormick & Schmick's Seafood Restaurants	13,230	-	-	-	9,373
Odd Molly International AB	2,834	13,472	3,895	-	5,281
Premier Exhibitions, Inc.	23,028	3,882	13,123	-	-
Rush Enterprises, Inc. Class A	20,785	6,116	-	-	26,170
Total	$ 168,194	$ 49,549	$ 50,825	$ 193	$ 85,959
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	82.4%
United Kingdom	4.3%
Greece	3.1%
Germany	2.0%
Cayman Islands	1.6%
Bermuda	1.3%
Canada	1.3%
Others (individually less than 1%)	4.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $240,479) - See accompanying schedule: Unaffiliated issuers (cost $1,692,666)	$ 1,797,459
Fidelity Central Funds (cost $419,308)	419,308
Other affiliated issuers (cost $121,007)	85,959
Total Investments (cost $2,232,981)		$ 2,302,726
Receivable for investments sold		12,587
Receivable for fund shares sold		1,692
Dividends receivable		544
Distributions receivable from Fidelity Central Funds		737
Prepaid expenses		5
Other receivables		38
Total assets		2,318,329

Liabilities
Payable for investments purchased	$ 23,809
Payable for fund shares redeemed	1,874
Accrued management fee	1,081
Distribution fees payable	1
Other affiliated payables	499
Other payables and accrued expenses	196
Collateral on securities loaned, at value	249,252
Total liabilities		276,712

Net Assets		$ 2,041,617
Net Assets consist of:
Paid in capital		$ 2,189,713
Accumulated net investment loss		(2,864)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(214,839)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		69,607
Net Assets		$ 2,041,617

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,055.763 ÷ 174.747 shares)	$ 17.49

Maximum offering price per share (100/94.25 of $17.49)	$ 18.56
Class T: Net Asset Value and redemption price per share ($463.583 ÷ 26.576 shares)	$ 17.44

Maximum offering price per share (100/96.50 of $17.44)	$ 18.07
Class B: Net Asset Value and offering price per share ($370.097 ÷ 21.241 shares) A	$ 17.42

Class C: Net Asset Value and offering price per share ($396.071 ÷ 22.791 shares) A	$ 17.38

Small Cap Independence: Net Asset Value, offering price and redemption price per share ($2,037,159.728 ÷ 116,166.133 shares)	$ 17.54

Institutional Class: Net Asset Value, offering price and redemption price per share ($171.641 ÷ 9.789 shares)	$ 17.53

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends (including $193 earned from other affiliated issuers)		$ 4,654
Interest		82
Income from Fidelity Central Funds (including $2,083 from security lending)		3,418
Total income		8,154

Expenses
Management fee Basic fee	$ 6,513
Performance adjustment	1,105
Transfer agent fees	2,796
Distribution fees	8
Accounting and security lending fees	352
Custodian fees and expenses	172
Independent trustees' compensation	4
Registration fees	73
Audit	27
Legal	6
Miscellaneous	111
Total expenses before reductions	11,167
Expense reductions	(150)	11,017
Net investment income (loss)		(2,863)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(181,068)
Other affiliated issuers	(26,978)
Total net realized gain (loss)		(208,046)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $74)	(303,570)
Assets and liabilities in foreign currencies	9
Total change in net unrealized appreciation (depreciation)		(303,561)
Net gain (loss)		(511,607)
Net increase (decrease) in net assets resulting from operations		$ (514,470)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,863)	$ (5,353)
Net realized gain (loss)	(208,046)	358,667
Change in net unrealized appreciation (depreciation)	(303,561)	248,674
Net increase (decrease) in net assets resulting from operations	(514,470)	601,988
Distributions to shareholders from net investment income	-	(5,903)
Distributions to shareholders from net realized gain	(284,425)	(276,274)
Total distributions	(284,425)	(282,177)
Share transactions - net increase (decrease)	236,091	(339,424)
Redemption fees	187	409
Total increase (decrease) in net assets	(562,617)	(19,204)

Net Assets
Beginning of period	2,604,234	2,623,438
End of period (including accumulated net investment loss of $2,864 and accumulated net investment loss of $1, respectively)	$ 2,041,617	$ 2,604,234

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2008	Year ended October 31,
	(Unaudited)	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 24.79	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.05)	(.07) H
Net realized and unrealized gain (loss)	(4.51)	1.66
Total from investment operations	(4.56)	1.59
Distributions from net realized gain	(2.74)	-
Redemption fees added to paid in capital E	- K	- K
Net asset value, end of period	$ 17.49	$ 24.79
Total Return B, C, D	(19.89)%	6.85%
Ratios to Average Net Assets F, J
Expenses before reductions	1.30% A	1.27% A
Expenses net of fee waivers, if any	1.30% A	1.27% A
Expenses net of all reductions	1.29% A	1.26% A
Net investment income (loss)	(.53)% A	(.57)% A, H
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 1
Portfolio turnover rate G	92% A	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.66)%.

I For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2008	Year ended October 31,
	(Unaudited)	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 24.74	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.07)	(.10) H
Net realized and unrealized gain (loss)	(4.52)	1.64
Total from investment operations	(4.59)	1.54
Distributions from net realized gain	(2.71)	-
Redemption fees added to paid in capital E	- K	- K
Net asset value, end of period	$ 17.44	$ 24.74
Total Return B, C, D	(20.05)%	6.64%
Ratios to Average Net Assets F, J
Expenses before reductions	1.58% A	1.53% A
Expenses net of fee waivers, if any	1.55% A	1.53% A
Expenses net of all reductions	1.54% A	1.52% A
Net investment income (loss)	(.78)% A	(.83) % A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 464	$ 420
Portfolio turnover rate G	92% A	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.92)%.

I For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2008	Year ended October 31,
	(Unaudited)	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 24.69	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.12)	(.15) H
Net realized and unrealized gain (loss)	(4.51)	1.64
Total from investment operations	(4.63)	1.49
Distributions from net realized gain	(2.64)	-
Redemption fees added to paid in capital E	- K	- K
Net asset value, end of period	$ 17.42	$ 24.69
Total Return B, C, D	(20.22)%	6.42%
Ratios to Average Net Assets F, J
Expenses before reductions	2.08% A	2.07% A
Expenses net of fee waivers, if any	2.05% A	2.05% A
Expenses net of all reductions	2.04% A	2.04% A
Net investment income (loss)	(1.28)% A	(1.32)% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 370	$ 419
Portfolio turnover rate G	92% A	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.41)%.

I For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2008	Year ended October 31,
	(Unaudited)	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 24.71	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.12)	(.15) H
Net realized and unrealized gain (loss)	(4.51)	1.66
Total from investment operations	(4.63)	1.51
Distributions from net realized gain	(2.70)	-
Redemption fees added to paid in capital E	- K	- K
Net asset value, end of period	$ 17.38	$ 24.71
Total Return B, C, D	(20.21)%	6.51%
Ratios to Average Net Assets F, J
Expenses before reductions	2.09% A	1.98% A
Expenses net of fee waivers, if any	2.05% A	1.98% A
Expenses net of all reductions	2.04% A	1.97% A
Net investment income (loss)	(1.28)% A	(1.27)% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 396	$ 294
Portfolio turnover rate G	92% A	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.36)%.

I For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Independence

	Six months ended April 30, 2008	Years ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 24.81	$ 22.23	$ 20.82	$ 18.30	$ 16.87	$ 13.56
Income from Investment Operations
Net investment income (loss) D	(.02)	(.04) G	.07 H	.10 I	(.09)	(.08)
Net realized and unrealized gain (loss)	(4.53)	5.01	2.75	3.31	1.52	3.38
Total from investment operations	(4.55)	4.97	2.82	3.41	1.43	3.30
Distributions from net investment income	-	(.05)	(.07)	-	-	-
Distributions from net realized gain	(2.72)	(2.34)	(1.34)	(.89)	-	-
Total distributions	(2.72)	(2.39)	(1.41)	(.89)	-	-
Redemption fees added to paid in capital D	- K	- K	- K	- K	- K	.01
Net asset value, end of period	$ 17.54	$ 24.81	$ 22.23	$ 20.82	$ 18.30	$ 16.87
Total Return B, C	(19.80)%	24.42%	14.08%	19.05%	8.48%	24.41%
Ratios to Average Net Assets E, J
Expenses before reductions	1.04% A	1.01%	.86%	.78%	.95%	1.06%
Expenses net of fee waivers, if any	1.04% A	1.00%	.86%	.78%	.95%	1.06%
Expenses net of all reductions	1.03% A	.99%	.81%	.75%	.91%	.93%
Net investment income (loss)	(.27)% A	(.20)% G	.32% H	.49% I	(.49)%	(.59)%
Supplemental Data
Net assets, end of period (in millions)	$ 2,037	$ 2,602	$ 2,623	$ 1,609	$ 945	$ 933
Portfolio turnover rate F	92% A	84%	126%	61%	95%	220%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.29)%.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

I Investment income per share reflects a special dividend which amounted to $.12 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.10)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2008	Year ended October 31,
	(Unaudited)	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 24.82	$ 23.20
Income from Investment Operations
Net investment income (loss) D	(.02)	(.03) G
Net realized and unrealized gain (loss)	(4.54)	1.65
Total from investment operations	(4.56)	1.62
Distributions from net realized gain	(2.73)	-
Redemption fees added to paid in capital D	- J	- J
Net asset value, end of period	$ 17.53	$ 24.82
Total Return B, C	(19.82)%	6.98%
Ratios to Average Net Assets E, I
Expenses before reductions	.98% A	.94% A
Expenses net of fee waivers, if any	.98% A	.94% A
Expenses net of all reductions	.98% A	.93% A
Net investment income (loss)	(.22)% A	(.24)% A, G
Supplemental Data
Net assets, end of period (000 omitted)	$ 172	$ 162
Portfolio turnover rate F	92% A	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.33)%.

H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Small Cap Independence Fund (the Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Small Cap Independence and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, deferred trustees compensation, passive foreign investment companies and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 318,732
Unrealized depreciation	(254,596)
Net unrealized appreciation (depreciation)	$ 64,136
Cost for federal income tax purposes	$ 2,238,590

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $976,880 and $1,083,344, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Small Cap Independence as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 3	$ 1
Class T	.25%	.25%	1	-
Class B	.75%	.25%	2	1
Class C	.75%	.25%	2	2
			$ 8	$ 4

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3
Class T	-
Class B*	-
Class C*	-
$ 3

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the transfer agent for Small Cap Independence shares. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 3.29
Class T	1.31
Class B	1.30
Class C	1.31
Small Cap Independence	2,790.26
Institutional Class	-	.21
	$ 2,796

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $34 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.30%	$ -
Class T	1.55%	-
Class B	2.05%	-
Class C	2.05%	-
		$ -

FMR voluntarily agreed to reimburse a portion of the Small Cap Independence's operating expenses. During the period, this reimbursement reduced the class' expenses by $41.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $69 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Small Cap Independence	$ 40

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment

Semiannual Report

10. Other - continued

of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $377, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net investment income
Small Cap Independence	$ -	$ 5,903
From net realized gain
Class A	$ 217	$ -
Class T	52	-
Class B	46	-
Class C	51	-
Small Cap Independence	284,040	276,274
Institutional Class	19	-
Total	$ 284,425	$ 276,274

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007 A	Six months ended April 30, 2008	Year ended October 31, 2007 A
Class A
Shares sold	142	40	$ 2,713	$ 939
Reinvestment of distributions	11	-	215	-
Shares redeemed	(18)	-	(311)	(2)
Net increase (decrease)	135	40	$ 2,617	$ 937

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007 A	Six months ended April 30, 2008	Year ended October 31, 2007 A
Class T
Shares sold	11	18	$ 215	$ 429
Reinvestment of distributions	3	-	52	-
Shares redeemed	(4)	(1)	(74)	(27)
Net increase (decrease)	10	17	$ 193	$ 402
Class B
Shares sold	3	18	$ 56	$ 417
Reinvestment of distributions	2	-	45	-
Shares redeemed	(1)	(1)	(18)	(12)
Net increase (decrease)	4	17	$ 83	$ 405
Class C
Shares sold	25	12	$ 480	$ 281
Reinvestment of distributions	2	-	48	-
Shares redeemed	(16)	-	(270)	-
Net increase (decrease)	11	12	$ 258	$ 281
Small Cap Independence
Shares sold	13,175	32,042	$ 245,025	$ 729,762
Reinvestment of distributions	13,819	13,404	279,429	278,946
Shares redeemed	(15,711)	(58,553)	(291,577)	(1,350,306)
Net increase (decrease)	11,283	(13,107)	$ 232,877	$ (341,598)
Institutional Class
Shares sold	2	7	$ 45	$ 152
Reinvestment of distributions	1	-	19	-
Shares redeemed	-	-	(1)	-
Net increase (decrease)	3	7	$ 63	$ 152

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period May 2, 2007 (commencement of sale of shares) to October 31, 2007.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	23,119,124,829.71	94.630
Withheld	1,311,945,572.61	5.370
TOTAL	24,431,070,402.32	100.000
Dennis J. Dirks
Affirmative	23,264,895,678.33	95.227
Withheld	1,166,174,723.99	4.773
TOTAL	24,431,070,402.32	100.000
Edward C. Johnson 3d
Affirmative	23,048,702,160.33	94.342
Withheld	1,382,368,241.99	5.658
TOTAL	24,431,070,402.32	100.000
Alan J. Lacy
Affirmative	23,227,703,560.69	95.074
Withheld	1,203,366,841.63	4.926
TOTAL	24,431,070,402.32	100.000
Ned C. Lautenbach
Affirmative	23,204,734,087.83	94.980
Withheld	1,226,336,314.49	5.020
TOTAL	24,431,070,402.32	100.000
Joseph Mauriello
Affirmative	23,241,851,999.48	95.132
Withheld	1,189,218,402.84	4.868
TOTAL	24,431,070,402.32	100.000
Cornelia M. Small
Affirmative	23,238,535,444.69	95.119
Withheld	1,192,534,957.63	4.881
TOTAL	24,431,070,402.32	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	23,115,529,078.86	94.615
Withheld	1,315,541,323.46	5.385
TOTAL	24,431,070,402.32	100.000
David M. Thomas
Affirmative	23,252,717,495.51	95.177
Withheld	1,178,352,906.81	4.823
TOTAL	24,431,070,402.32	100.000
Michael E. Wiley
Affirmative	23,205,390,737.79	94.983
Withheld	1,225,679,664.53	5.017
TOTAL	24,431,070,402.32	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	18,156,725,598.66	74.318
Against	4,525,430,963.48	18.523
Abstain	1,194,721,132.34	4.890
Broker Non-Votes	554,192,707.84	2.269
TOTAL	24,431,070,402.32	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International
Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

ASCSI-USAN-0608
1.843146.100

(Fidelity Investment logo)(registered trademark)

Fidelity®
Stock Selector

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED (circle7) MAY LOSE VALUE (circle7) NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Actual	$ 1,000.00	$ 903.40	$ 4.54
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.09	$ 4.82

* Expenses are equal to the Fund's annualized expense ratio of .96%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.2	3.7
Microsoft Corp.	2.7	3.2
Cisco Systems, Inc.	2.4	2.4
AT&T, Inc.	2.1	2.0
United Technologies Corp.	1.9	1.5
Cameron International Corp.	1.8	1.1
American International Group, Inc.	1.7	3.4
Bank of America Corp.	1.6	1.1
Wal-Mart Stores, Inc.	1.6	0.1
Exelon Corp.	1.5	1.0
	20.5
Top Five Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.2	21.8
Financials	15.9	21.1
Industrials	14.1	12.2
Energy	13.2	11.2
Health Care	10.0	11.3
Asset Allocation (% of fund's net assets)
As of April 30, 2008 *		As of October 31, 2007 **
	Stocks 95.1%		Stocks 97.3%
	Convertible Securities 0.3%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 4.6%		Short-Term Investments and Net Other Assets 2.7%
* Foreign investments	10.0%	** Foreign investments	9.8%

Semiannual Report

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.6%
Automobiles - 0.4%
General Motors Corp. (d)	184,000	$ 4,269
Hotels, Restaurants & Leisure - 0.2%
Buffalo Wild Wings, Inc. (a)	16,800	517
Jamba, Inc. (a)(d)	257,700	647
Starbucks Corp. (a)	90,050	1,462
		2,626
Household Durables - 1.2%
D.R. Horton, Inc.	240,300	3,722
Ethan Allen Interiors, Inc.	25,900	711
Toll Brothers, Inc. (a)	139,700	3,163
Whirlpool Corp. (d)	85,100	6,194
		13,790
Media - 2.0%
Clear Channel Communications, Inc.	15,050	454
E.W. Scripps Co. Class A	108,840	4,888
News Corp. Class B	301,600	5,580
The Walt Disney Co.	76,900	2,494
Time Warner, Inc.	560,260	8,320
		21,736
Multiline Retail - 0.7%
JCPenney Co., Inc.	64,300	2,733
Kohl's Corp. (a)	55,500	2,711
Target Corp.	43,420	2,307
		7,751
Specialty Retail - 1.9%
Abercrombie & Fitch Co. Class A	17,700	1,315
Best Buy Co., Inc.	400	17
Lowe's Companies, Inc.	419,900	10,577
PetSmart, Inc.	100,300	2,245
Staples, Inc.	179,182	3,888
Tiffany & Co., Inc.	34,100	1,485
Williams-Sonoma, Inc.	70,200	1,853
		21,380
Textiles, Apparel & Luxury Goods - 0.2%
Polo Ralph Lauren Corp. Class A	30,545	1,897
TOTAL CONSUMER DISCRETIONARY		73,449
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 7.9%
Beverages - 0.7%
Molson Coors Brewing Co. Class B	38,600	$ 2,117
PepsiCo, Inc.	81,300	5,571
		7,688
Food & Staples Retailing - 3.1%
China Nepstar Chain Drugstore Ltd. ADR	66,600	787
CVS Caremark Corp.	302,700	12,220
Sysco Corp.	149,100	4,558
Wal-Mart Stores, Inc.	302,200	17,522
		35,087
Food Products - 2.1%
Dean Foods Co.	51,200	1,190
Kraft Foods, Inc. Class A	168,700	5,336
McCormick & Co., Inc. (non-vtg.)	86,000	3,250
Nestle SA sponsored ADR	113,000	13,560
		23,336
Household Products - 0.9%
Colgate-Palmolive Co.	25,050	1,771
Procter & Gamble Co.	118,755	7,963
		9,734
Tobacco - 1.1%
Philip Morris International, Inc. (a)	238,100	12,150
TOTAL CONSUMER STAPLES		87,995
ENERGY - 13.2%
Energy Equipment & Services - 5.6%
Baker Hughes, Inc.	4,400	356
BJ Services Co.	105,100	2,971
Cameron International Corp. (a)	416,400	20,499
Diamond Offshore Drilling, Inc.	27,823	3,489
Halliburton Co.	161,607	7,419
Helmerich & Payne, Inc.	20,466	1,100
Nabors Industries Ltd. (a)	84,800	3,183
Schlumberger Ltd. (NY Shares)	151,885	15,272
Smith International, Inc.	101,800	7,789
		62,078
Oil, Gas & Consumable Fuels - 7.6%
Chesapeake Energy Corp.	92,900	4,803
Devon Energy Corp.	53,800	6,101
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EOG Resources, Inc.	42,900	$ 5,598
Exxon Mobil Corp.	378,975	35,267
Hess Corp.	69,000	7,328
Peabody Energy Corp.	108,400	6,626
Petroleo Brasileiro SA - Petrobras sponsored ADR	21,800	2,647
Petroplus Holdings AG (a)	18,072	1,131
Plains Exploration & Production Co. (a)	79,100	4,926
Range Resources Corp.	42,500	2,821
Ultra Petroleum Corp. (a)	37,610	3,124
Valero Energy Corp.	93,380	4,562
		84,934
TOTAL ENERGY		147,012
FINANCIALS - 15.6%
Capital Markets - 5.7%
Ameriprise Financial, Inc.	81,580	3,874
Bank of New York Mellon Corp.	196,300	8,545
Charles Schwab Corp.	367,700	7,942
Goldman Sachs Group, Inc.	12,300	2,354
Janus Capital Group, Inc.	173,300	4,863
Lehman Brothers Holdings, Inc.	197,603	8,742
Morgan Stanley	120,510	5,857
SEI Investments Co.	33,200	773
State Street Corp.	203,746	14,698
T. Rowe Price Group, Inc.	95,700	5,604
		63,252
Commercial Banks - 0.8%
PNC Financial Services Group, Inc.	39,700	2,753
Standard Chartered PLC (United Kingdom)	58,968	2,103
U.S. Bancorp, Delaware	47,700	1,617
Wachovia Corp.	97,200	2,833
		9,306
Consumer Finance - 0.7%
American Express Co.	7,200	346
Capital One Financial Corp. (d)	74,000	3,922
Discover Financial Services	166,000	3,023
		7,291
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 2.7%
Bank of America Corp.	474,820	$ 17,825
CIT Group, Inc.	49,000	534
Citigroup, Inc.	383,100	9,681
CME Group, Inc. (d)	3,600	1,647
		29,687
Insurance - 4.6%
ACE Ltd.	106,700	6,433
AFLAC, Inc.	48,100	3,207
American International Group, Inc.	420,333	19,419
Berkshire Hathaway, Inc. Class A (a)	55	7,362
Everest Re Group Ltd.	33,461	3,023
Fidelity National Financial, Inc. Class A	195,600	3,128
Hartford Financial Services Group, Inc.	45,530	3,245
MBIA, Inc.	39,700	413
National Financial Partners Corp. (d)	69,378	1,868
Prudential Financial, Inc.	46,600	3,528
		51,626
Real Estate Investment Trusts - 0.6%
Annaly Capital Management, Inc.	370,300	6,206
Real Estate Management & Development - 0.0%
Xinyuan Real Estate Co. Ltd. ADR	34,500	312
Thrifts & Mortgage Finance - 0.5%
Freddie Mac	221,600	5,520
TOTAL FINANCIALS		173,200
HEALTH CARE - 10.0%
Biotechnology - 1.9%
Amgen, Inc. (a)	52,400	2,194
Biogen Idec, Inc. (a)	50,070	3,039
Celgene Corp. (a)	73,700	4,580
Cephalon, Inc. (a)	44,200	2,759
Genentech, Inc. (a)	33,660	2,296
Gilead Sciences, Inc. (a)	52,100	2,697
PDL BioPharma, Inc.	203,691	2,701
Vertex Pharmaceuticals, Inc. (a)	54,000	1,378
		21,644
Health Care Equipment & Supplies - 3.6%
Alcon, Inc.	10,300	1,627
American Medical Systems Holdings, Inc. (a)	115,235	1,625
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Baxter International, Inc.	43,300	$ 2,698
Becton, Dickinson & Co.	73,638	6,583
C.R. Bard, Inc.	31,900	3,004
Cooper Companies, Inc.	26,900	942
Covidien Ltd.	174,344	8,140
Inverness Medical Innovations, Inc. (a)	89,496	3,311
Medtronic, Inc.	140,800	6,854
Mindray Medical International Ltd. sponsored ADR	41,200	1,401
St. Jude Medical, Inc. (a)	81,600	3,572
		39,757
Health Care Providers & Services - 1.6%
Cardinal Health, Inc.	800	42
Henry Schein, Inc. (a)	150,500	8,333
Medco Health Solutions, Inc. (a)	146,200	7,243
Tenet Healthcare Corp. (a)	247,164	1,582
UnitedHealth Group, Inc.	20,448	667
		17,867
Pharmaceuticals - 2.9%
Abbott Laboratories	106,800	5,634
Allergan, Inc.	61,500	3,467
Johnson & Johnson	90,610	6,079
Merck & Co., Inc.	187,700	7,140
Pfizer, Inc.	21,840	439
Roche Holding AG (participation certificate)	328	55
Schering-Plough Corp.	161,900	2,981
Shire PLC sponsored ADR	24,900	1,368
Wyeth	116,580	5,184
		32,347
TOTAL HEALTH CARE		111,615
INDUSTRIALS - 14.1%
Aerospace & Defense - 4.9%
General Dynamics Corp.	89,400	8,084
Hexcel Corp. (a)	34,900	781
Honeywell International, Inc.	244,960	14,551
Lockheed Martin Corp.	54,100	5,737
Precision Castparts Corp.	38,300	4,503
United Technologies Corp.	287,320	20,822
		54,478
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	61,900	$ 3,880
FedEx Corp.	44,700	4,285
		8,165
Airlines - 0.2%
Continental Airlines, Inc. Class B (a)	55,300	994
Delta Air Lines, Inc. (a)	139,725	1,189
UAL Corp.	6,500	97
		2,280
Commercial Services & Supplies - 0.3%
Manpower, Inc.	40,900	2,746
Electrical Equipment - 1.7%
Alstom SA	14,000	3,256
Evergreen Solar, Inc. (a)	203,400	1,747
Gamesa Corporacion Tecnologica, SA	49,300	2,399
Q-Cells AG (a)(d)	32,900	3,853
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	101,700	4,549
Vestas Wind Systems AS (a)	24,900	2,730
		18,534
Industrial Conglomerates - 2.5%
General Electric Co.	495,245	16,195
McDermott International, Inc. (a)	99,600	5,337
Siemens AG sponsored ADR	29,600	3,506
Tyco International Ltd.	64,700	3,027
		28,065
Machinery - 1.9%
Caterpillar, Inc.	85,500	7,001
Danaher Corp.	81,300	6,343
Eaton Corp.	76,900	6,755
Ingersoll-Rand Co. Ltd. Class A	25,600	1,136
		21,235
Road & Rail - 1.9%
Landstar System, Inc.	96,600	5,019
Norfolk Southern Corp.	55,100	3,283
Union Pacific Corp.	77,000	11,180
YRC Worldwide, Inc. (a)	99,700	1,620
		21,102
TOTAL INDUSTRIALS		156,605
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 20.2%
Communications Equipment - 5.4%
Cisco Systems, Inc. (a)	1,011,140	$ 25,926
Comverse Technology, Inc. (a)	134,900	2,354
Corning, Inc.	386,160	10,314
Harris Corp.	66,600	3,598
Infinera Corp.	19,700	249
Juniper Networks, Inc. (a)	97,280	2,687
Motorola, Inc.	119,300	1,188
Nokia Corp. sponsored ADR	76,800	2,309
QUALCOMM, Inc.	208,380	9,000
Research In Motion Ltd. (a)	17,250	2,098
		59,723
Computers & Peripherals - 3.1%
Apple, Inc. (a)	79,700	13,864
EMC Corp. (a)	46,900	722
Hewlett-Packard Co.	351,900	16,311
SanDisk Corp. (a)	121,500	3,291
		34,188
Internet Software & Services - 2.4%
CMGI, Inc. (a)	89,320	1,235
eBay, Inc. (a)	200,753	6,282
Google, Inc. Class A (sub. vtg.) (a)	26,953	15,479
Move, Inc. (a)	409,546	1,290
Yahoo!, Inc. (a)	108,510	2,974
		27,260
IT Services - 1.3%
Paychex, Inc. (d)	104,680	3,807
Satyam Computer Services Ltd. sponsored ADR	128,100	3,290
The Western Union Co.	191,000	4,393
Visa, Inc.	39,800	3,321
		14,811
Office Electronics - 0.2%
Canon, Inc.	44,100	2,217
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc. (a)	103,100	614
Applied Materials, Inc.	686,700	12,814
ARM Holdings PLC sponsored ADR	167,400	999
Broadcom Corp. Class A (a)	149,700	3,886
FormFactor, Inc. (a)	39,600	763
Intel Corp.	74,100	1,649
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intersil Corp. Class A	62,100	$ 1,659
KLA-Tencor Corp.	83,300	3,639
Lam Research Corp. (a)	103,600	4,231
National Semiconductor Corp.	130,300	2,657
Samsung Electronics Co. Ltd.	3,400	2,410
Xilinx, Inc.	80,300	1,989
		37,310
Software - 4.5%
Adobe Systems, Inc. (a)	116,500	4,344
Electronic Arts, Inc. (a)	59,800	3,078
Microsoft Corp.	1,048,360	29,899
Nintendo Co. Ltd.	4,300	2,363
Oracle Corp. (a)	405,350	8,452
Quest Software, Inc. (a)	137,200	1,828
		49,964
TOTAL INFORMATION TECHNOLOGY		225,473
MATERIALS - 2.3%
Chemicals - 1.7%
Albemarle Corp.	57,430	2,148
Dow Chemical Co.	34,100	1,369
Monsanto Co.	60,100	6,853
Potash Corp. of Saskatchewan, Inc.	5,100	938
Praxair, Inc.	77,800	7,104
		18,412
Metals & Mining - 0.6%
Alcoa, Inc.	120,000	4,174
Barrick Gold Corp.	67,300	2,587
Titanium Metals Corp.	33,608	512
		7,273
TOTAL MATERIALS		25,685
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	604,968	23,418
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Level 3 Communications, Inc. (a)(d)	624,300	$ 1,854
Verizon Communications, Inc.	85,900	3,305
		28,577
Wireless Telecommunication Services - 0.9%
America Movil SAB de CV Series L sponsored ADR	46,100	2,672
American Tower Corp. Class A (a)	182,700	7,933
		10,605
TOTAL TELECOMMUNICATION SERVICES		39,182
UTILITIES - 1.7%
Electric Utilities - 1.5%
Exelon Corp.	194,700	16,643
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc. (a)	41,500	1,824
TOTAL UTILITIES		18,467
TOTAL COMMON STOCKS (Cost $940,781)		1,058,683
Convertible Preferred Stocks - 0.3%

FINANCIALS - 0.3%
Commercial Banks - 0.3%
East West Bancorp, Inc. Series A, 8.00%	800	878
Wachovia Corp. 7.50%	2,200	2,537
		3,415
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	9,100	495
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,552)		3,910
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 1.59% 6/5/08 (Cost $998)	$ 1,000	999
Money Market Funds - 5.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 2.51% (b)	47,507,031	$ 47,507
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	16,731,750	16,732
TOTAL MONEY MARKET FUNDS (Cost $64,239)		64,239
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $1,009,570)		1,127,831
NET OTHER ASSETS - (1.3)%		(14,693)
NET ASSETS - 100%		$ 1,113,138
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 795
Fidelity Securities Lending Cash Central Fund	50
Total	$ 845
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	90.0%
Switzerland	1.5%
Bermuda	1.4%
Netherlands Antilles	1.4%
Cayman Islands	1.1%
Others (individually less than 1%)	4.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $16,402) - See accompanying schedule: Unaffiliated issuers (cost $945,331)	$ 1,063,592
Fidelity Central Funds (cost $64,239)	64,239
Total Investments (cost $1,009,570)		$ 1,127,831
Receivable for investments sold		22,470
Receivable for fund shares sold		1,370
Dividends receivable		1,096
Distributions receivable from Fidelity Central Funds		118
Prepaid expenses		2
Other receivables		7
Total assets		1,152,894

Liabilities
Payable for investments purchased	$ 21,576
Payable for fund shares redeemed	587
Accrued management fee	625
Other affiliated payables	203
Other payables and accrued expenses	33
Collateral on securities loaned, at value	16,732
Total liabilities		39,756

Net Assets		$ 1,113,138
Net Assets consist of:
Paid in capital		$ 1,020,997
Undistributed net investment income		2,368
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(28,489)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		118,262
Net Assets, for 40,146 shares outstanding		$ 1,113,138
Net Asset Value, offering price and redemption price per share ($1,113,138 ÷ 40,146 shares)		$ 27.73

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 7,392
Interest		54
Income from Fidelity Central Funds		845
Total income		8,291

Expenses
Management fee Basic fee	$ 2,739
Performance adjustment	681
Transfer agent fees	1,012
Accounting and security lending fees	165
Custodian fees and expenses	33
Independent trustees' compensation	2
Registration fees	37
Audit	31
Legal	2
Miscellaneous	33
Total expenses before reductions	4,735
Expense reductions	(8)	4,727
Net investment income (loss)		3,564
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(22,454)
Foreign currency transactions	13
Futures contracts	(1,224)
Total net realized gain (loss)		(23,665)
Change in net unrealized appreciation (depreciation) on: Investment securities	(69,728)
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		(69,729)
Net gain (loss)		(93,394)
Net increase (decrease) in net assets resulting from operations		$ (89,830)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,564	$ 5,593
Net realized gain (loss)	(23,665)	58,432
Change in net unrealized appreciation (depreciation)	(69,729)	93,429
Net increase (decrease) in net assets resulting from operations	(89,830)	157,454
Distributions to shareholders from net investment income	(4,996)	(3,953)
Distributions to shareholders from net realized gain	(46,217)	(912)
Total distributions	(51,213)	(4,865)
Share transactions Proceeds from sales of shares	268,608	152,793
Reinvestment of distributions	49,243	4,662
Cost of shares redeemed	(68,740)	(158,019)
Net increase (decrease) in net assets resulting from share transactions	249,111	(564)
Total increase (decrease) in net assets	108,068	152,025

Net Assets
Beginning of period	1,005,070	853,045
End of period (including undistributed net investment income of $2,368 and undistributed net investment income of $4,008, respectively)	$ 1,113,138	$ 1,005,070
Other Information Shares
Sold	9,920	5,039
Issued in reinvestment of distributions	1,639	169
Redeemed	(2,460)	(5,476)
Net increase (decrease)	9,099	(268)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2008	Years ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 32.37	$ 27.24	$ 23.74	$ 21.41	$ 19.96	$ 16.83
Income from Investment Operations
Net investment income (loss) D	.10	.19	.16	.25 G	.10	.11
Net realized and unrealized gain (loss)	(3.10)	5.10	3.46	2.33	1.47	3.08
Total from investment operations	(3.00)	5.29	3.62	2.58	1.57	3.19
Distributions from net investment income	(.16)	(.13)	(.12)	(.25)	(.12)	(.06)
Distributions from net realized gain	(1.48)	(.03)	-	-	-	-
Total distributions	(1.64)	(.16)	(.12)	(.25)	(.12)	(.06)
Net asset value, end of period	$ 27.73	$ 32.37	$ 27.24	$ 23.74	$ 21.41	$ 19.96
Total Return B, C	(9.66)%	19.52%	15.29%	12.12%	7.91%	19.01%
Ratios to Average Net Assets E, H
Expenses before reductions	.96% A	.87%	.88%	.84%	.85%	.86%
Expenses net of fee waivers, if any	.96% A	.87%	.88%	.84%	.85%	.86%
Expenses net of all reductions	.96% A	.87%	.87%	.79%	.81%	.82%
Net investment income (loss)	.72% A	.64%	.61%	1.11% G	.46%	.63%
Supplemental Data
Net assets, end of period (in millions)	$ 1,113	$ 1,005	$ 853	$ 770	$ 777	$ 790
Portfolio turnover rate F	119% A	91%	109%	136%	134%	159%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .49%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Stock Selector (the Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. On January 17, 2008, the Board of Trustees approved the creation of an additional class of shares. The Fund commenced sale of Class K shares and the existing class was designated Stock Selector on May 9, 2008.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 155,175
Unrealized depreciation	(49,673)
Net unrealized appreciation (depreciation)	$ 105,502
Cost for federal income tax purposes	$ 1,022,329

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

4. Operating Policies - continued

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $749,209 and $572,051, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .69% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the Fund's transfer agent. For the period the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $13 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of

Semiannual Report

8. Security Lending - continued

certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $50.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $5 for the period. In addition, through arrangements with the Fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's transfer agent expenses by $3.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $299, which is recorded in the accompanying Statement of Operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Other - continued

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	23,119,124,829.71	94.630
Withheld	1,311,945,572.61	5.370
TOTAL	24,431,070,402.32	100.000
Dennis J. Dirks
Affirmative	23,264,895,678.33	95.227
Withheld	1,166,174,723.99	4.773
TOTAL	24,431,070,402.32	100.000
Edward C. Johnson 3d
Affirmative	23,048,702,160.33	94.342
Withheld	1,382,368,241.99	5.658
TOTAL	24,431,070,402.32	100.000
Alan J. Lacy
Affirmative	23,227,703,560.69	95.074
Withheld	1,203,366,841.63	4.926
TOTAL	24,431,070,402.32	100.000
Ned C. Lautenbach
Affirmative	23,204,734,087.83	94.980
Withheld	1,226,336,314.49	5.020
TOTAL	24,431,070,402.32	100.000
Joseph Mauriello
Affirmative	23,241,851,999.48	95.132
Withheld	1,189,218,402.84	4.868
TOTAL	24,431,070,402.32	100.000
Cornelia M. Small
Affirmative	23,238,535,444.69	95.119
Withheld	1,192,534,957.63	4.881
TOTAL	24,431,070,402.32	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	23,115,529,078.86	94.615
Withheld	1,315,541,323.46	5.385
TOTAL	24,431,070,402.32	100.000
David M. Thomas
Affirmative	23,252,717,495.51	95.177
Withheld	1,178,352,906.81	4.823
TOTAL	24,431,070,402.32	100.000
Michael E. Wiley
Affirmative	23,205,390,737.79	94.983
Withheld	1,225,679,664.53	5.017
TOTAL	24,431,070,402.32	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	18,156,725,598.66	74.318
Against	4,525,430,963.48	18.523
Abstain	1,194,721,132.34	4.890
Broker Non-Votes	554,192,707.84	2.269
TOTAL	24,431,070,402.32	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FSS-USAN-0608
1.784916.105

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®
Value
Fund

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Actual	$ 1,000.00	$ 882.70	$ 3.65
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.98	$ 3.92

* Expenses are equal to the Fund's annualized expense ratio of .78%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Avon Products, Inc.	1.2	1.1
The Brink's Co.	1.2	0.9
Allied Waste Industries, Inc.	1.2	0.7
Xerox Corp.	1.1	1.2
Wachovia Corp.	0.9	0.4
National Semiconductor Corp.	0.9	0.8
Sysco Corp.	0.9	0.8
E.W. Scripps Co. Class A	0.9	0.7
Flextronics International Ltd.	0.9	0.9
Eastman Kodak Co.	0.9	1.0
	10.1
Top Five Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	19.5	18.0
Financials	18.5	14.0
Information Technology	15.9	19.5
Energy	11.6	12.2
Industrials	10.9	9.0
Asset Allocation (% of fund's net assets)
As of April 30, 2008 *		As of October 31, 2007 **
	Stocks and Investment Companies 98.6%		Stocks and Investment Companies 99.5%
	Convertible Securities 0.6%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 0.8%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	9.4%	** Foreign investments	10.7%

Semiannual Report

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.5%
Auto Components - 0.7%
ArvinMeritor, Inc. (d)	1,503,889	$ 22,468
Gentex Corp.	1,913,960	35,753
Johnson Controls, Inc.	563,600	19,873
The Goodyear Tire & Rubber Co. (a)	2,226,000	59,612
		137,706
Automobiles - 1.5%
Fiat SpA	1,083,800	24,359
Ford Motor Co. (a)(d)	12,500,500	103,254
Harley-Davidson, Inc.	130,100	4,976
Nissan Motor Co. Ltd.	2,913,684	25,979
Renault SA	778,245	80,245
Winnebago Industries, Inc. (d)(e)	2,370,291	38,138
		276,951
Diversified Consumer Services - 1.0%
H&R Block, Inc.	4,949,500	108,246
Hillenbrand, Inc. (a)	2,315,440	44,086
Regis Corp.	401,000	11,709
Service Corp. International	1,849,100	20,544
		184,585
Hotels, Restaurants & Leisure - 2.0%
Brinker International, Inc.	3,569,800	80,999
Carnival Corp. unit	2,910,000	116,895
IHOP Corp.	146,300	6,823
Pinnacle Entertainment, Inc. (a)	650,300	10,093
Royal Caribbean Cruises Ltd.	4,550,520	145,162
Starwood Hotels & Resorts Worldwide, Inc.	97,550	5,093
Vail Resorts, Inc. (a)(d)	195,100	9,527
		374,592
Household Durables - 4.1%
Black & Decker Corp. (d)	2,197,336	144,211
Centex Corp.	3,505,500	72,985
Ethan Allen Interiors, Inc. (d)(e)	2,653,454	72,890
Jarden Corp. (a)	1,452,360	30,964
KB Home	773,900	17,413
La-Z-Boy, Inc. (d)	1,695,400	10,800
Leggett & Platt, Inc.	5,000,450	83,007
Newell Rubbermaid, Inc.	1,593,200	32,708
Pulte Homes, Inc.	1,300,500	16,959
Sealy Corp., Inc. (d)	3,735,244	22,785
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Tempur-Pedic International, Inc. (d)	1,192,200	$ 13,245
The Stanley Works	3,188,900	153,833
Whirlpool Corp. (d)	1,474,300	107,300
		779,100
Leisure Equipment & Products - 2.0%
Brunswick Corp. (e)	5,565,208	92,828
Eastman Kodak Co. (d)	9,501,400	169,980
Mattel, Inc.	1,756,400	32,933
Polaris Industries, Inc. (d)(e)	1,972,200	91,806
Pool Corp.	108,400	2,366
		389,913
Media - 2.8%
Cinemark Holdings, Inc. (d)	4,383,577	64,921
E.W. Scripps Co. Class A	3,858,576	173,289
Gannett Co., Inc. (d)	2,338,300	66,922
Grupo Televisa SA de CV (CPO) sponsored ADR	341,500	8,428
Informa PLC	1,827,600	12,555
Lamar Advertising Co. Class A (d)	498,601	19,715
Liberty Media Corp. - Entertainment Class A (a)	108,400	2,813
Live Nation, Inc. (a)	1,827,962	25,208
Omnicom Group, Inc.	1,474,000	70,369
R.H. Donnelley Corp. (a)(d)	2,672,600	12,802
Regal Entertainment Group Class A (d)	3,859,438	73,175
Valassis Communications, Inc. (a)	883,533	12,546
		542,743
Multiline Retail - 0.7%
Family Dollar Stores, Inc.	3,952,500	84,584
Sears Holdings Corp. (a)(d)	529,841	52,248
		136,832
Specialty Retail - 4.2%
Advance Auto Parts, Inc.	704,400	24,429
AnnTaylor Stores Corp. (a)(d)	2,602,640	65,847
Asbury Automotive Group, Inc. (e)	2,073,233	34,519
AutoNation, Inc. (a)	325,100	5,205
AutoZone, Inc. (a)	732,700	88,474
Chico's FAS, Inc. (a)	1,842,200	13,024
Foot Locker, Inc.	1,691,013	21,391
Group 1 Automotive, Inc. (d)(e)	1,549,900	41,351
OfficeMax, Inc. (e)	4,420,911	80,770
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
PetSmart, Inc.	5,487,633	$ 122,813
Pier 1 Imports, Inc. (a)	1,352,200	10,547
Select Comfort Corp. (a)(d)	1,843,805	5,568
Sherwin-Williams Co.	606,900	33,574
Staples, Inc.	3,468,733	75,272
Talbots, Inc. (d)	242,400	1,946
The Children's Place Retail Stores, Inc. (a)	413,900	9,623
The Men's Wearhouse, Inc.	792,100	21,094
Williams-Sonoma, Inc. (d)(e)	5,467,700	144,347
		799,794
Textiles, Apparel & Luxury Goods - 0.5%
Liz Claiborne, Inc. (e)	5,694,600	100,737
TOTAL CONSUMER DISCRETIONARY		3,722,953
CONSUMER STAPLES - 4.5%
Beverages - 0.3%
Carlsberg AS Series A	75,900	10,083
Cott Corp. (a)(e)	3,743,300	11,114
SABMiller PLC	1,758,100	40,828
		62,025
Food & Staples Retailing - 1.8%
Rite Aid Corp. (a)(d)	18,410,268	49,708
SUPERVALU, Inc.	2,536,700	83,965
Sysco Corp.	5,698,300	174,197
Winn-Dixie Stores, Inc. (a)	1,334,956	23,669
		331,539
Food Products - 0.9%
Cermaq ASA	1,298,500	14,988
Corn Products International, Inc.	184,242	8,545
Leroy Seafood Group ASA (d)	1,182,500	25,090
Marine Harvest ASA (a)(d)	56,214,000	37,218
Tyson Foods, Inc. Class A	5,216,800	92,859
		178,700
Household Products - 0.3%
Energizer Holdings, Inc. (a)	757,626	59,898
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 1.2%
Avon Products, Inc. (d)	5,980,200	$ 233,350
TOTAL CONSUMER STAPLES		865,512
ENERGY - 11.6%
Energy Equipment & Services - 4.2%
BJ Services Co.	1,941,187	54,877
Calfrac Well Services Ltd.	466,100	11,297
Cameron International Corp. (a)	1,395,100	68,681
Compagnie Generale de Geophysique SA (a)	65,000	16,422
FMC Technologies, Inc. (a)	1,134,687	76,251
Nabors Industries Ltd. (a)	1,094,540	41,089
National Oilwell Varco, Inc. (a)	2,064,740	141,331
Noble Corp.	856,300	48,193
Patterson-UTI Energy, Inc.	931,941	26,038
Smith International, Inc.	1,497,000	114,535
Transocean, Inc. (a)	598,434	88,245
Weatherford International Ltd. (a)	1,425,648	115,007
		801,966
Oil, Gas & Consumable Fuels - 7.4%
Arch Coal, Inc.	1,770,025	101,529
Boardwalk Pipeline Partners, LP	1,713,073	43,324
Cabot Oil & Gas Corp.	2,248,800	128,114
Canadian Natural Resources Ltd.	769,100	65,333
CONSOL Energy, Inc.	705,000	57,077
Copano Energy LLC	818,360	30,345
El Paso Pipeline Partners LP	1,262,804	29,423
Energy Transfer Equity LP	1,113,246	38,218
EOG Resources, Inc.	861,700	112,435
EXCO Resources, Inc. (a)	2,347,800	52,403
Foundation Coal Holdings, Inc. (e)	2,575,800	154,496
Hess Corp.	1,048,200	111,319
NuStar Energy LP	480,800	25,699
Peabody Energy Corp.	737,606	45,090
Petrohawk Energy Corp. (a)	498,600	11,787
Plains Exploration & Production Co. (a)	390,300	24,308
Quicksilver Gas Services LP	66,000	1,649
Southwestern Energy Co. (a)	554,400	23,457
Suncor Energy, Inc.	883,000	99,645
Talisman Energy, Inc.	574,400	11,618
Ultra Petroleum Corp. (a)	1,328,355	110,346
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Uranium One, Inc. (a)	975,400	$ 4,504
Valero Energy Corp.	2,741,800	133,937
		1,416,056
TOTAL ENERGY		2,218,022
FINANCIALS - 17.7%
Capital Markets - 2.1%
Bank of New York Mellon Corp.	642,782	27,980
Cohen & Steers, Inc. (d)	491,827	13,732
Fortress Investment Group LLC (d)	1,408,900	20,570
Greenhill & Co., Inc.	65,000	4,228
Janus Capital Group, Inc.	1,189,600	33,380
Legg Mason, Inc.	1,613,270	97,248
Lehman Brothers Holdings, Inc.	2,475,300	109,507
T. Rowe Price Group, Inc.	834,400	48,862
TD Ameritrade Holding Corp. (a)	2,208,750	39,978
		395,485
Commercial Banks - 2.9%
Associated Banc-Corp.	1,278,858	36,153
Boston Private Financial Holdings, Inc. (d)	1,345,826	12,516
Colonial Bancgroup, Inc. (d)	1,810,100	14,734
PNC Financial Services Group, Inc.	585,200	40,584
Sterling Financial Corp., Washington	491,685	6,003
Susquehanna Bancshares, Inc., Pennsylvania	1,038,525	20,656
U.S. Bancorp, Delaware	1,681,600	56,989
UCBH Holdings, Inc. (d)	3,546,023	25,815
UnionBanCal Corp.	1,444,732	75,863
Wachovia Corp. (d)	6,078,767	177,196
Zions Bancorp (d)	1,952,096	90,480
		556,989
Consumer Finance - 1.0%
Capital One Financial Corp. (d)	2,554,900	135,410
Cash America International, Inc.	609,348	24,855
Discover Financial Services	1,951,300	35,533
		195,798
Diversified Financial Services - 1.7%
Bank of America Corp.	2,371,360	89,021
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Bolsa de Mercadorias & Futuros - BM&F SA	434,300	$ 4,416
CIT Group, Inc.	848,200	9,237
Citigroup, Inc.	1,170,500	29,579
Deutsche Boerse AG	86,700	12,752
JPMorgan Chase & Co.	3,181,600	151,603
KKR Financial Holdings LLC	1,330,080	16,892
Maiden Holdings Ltd. (f)	833,900	6,671
		320,171
Insurance - 2.2%
AMBAC Financial Group, Inc.	2,379,600	11,018
American International Group, Inc.	2,052,600	94,830
LandAmerica Financial Group, Inc.	54,200	1,556
Marsh & McLennan Companies, Inc.	4,119,651	113,661
MBIA, Inc. (d)	2,013,100	20,936
National Financial Partners Corp.	1,116,900	30,067
Principal Financial Group, Inc.	1,709,945	91,756
Willis Group Holdings Ltd.	1,577,500	54,818
		418,642
Real Estate Investment Trusts - 4.7%
Alexandria Real Estate Equities, Inc.	490,900	51,559
Annaly Capital Management, Inc.	650,200	10,897
British Land Co. PLC	546,362	9,136
Chimera Investment Corp.	650,200	9,018
Developers Diversified Realty Corp.	1,426,118	61,252
Digital Realty Trust, Inc. (d)	1,433,092	55,532
General Growth Properties, Inc.	2,963,150	121,371
HCP, Inc.	2,390,500	85,341
Highwoods Properties, Inc. (SBI)	1,499,200	52,532
Kimco Realty Corp. (d)	1,480,600	59,091
Public Storage	1,247,334	113,133
Simon Property Group, Inc.	577,100	57,629
SL Green Realty Corp.	487,700	45,259
UDR, Inc.	2,603,346	65,813
Vornado Realty Trust (d)	1,042,600	97,056
		894,619
Real Estate Management & Development - 1.0%
Brookfield Properties Corp.	2,504,900	50,424
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
CB Richard Ellis Group, Inc. Class A (a)(d)	5,235,123	$ 121,036
The St. Joe Co. (d)	243,000	9,883
		181,343
Thrifts & Mortgage Finance - 2.1%
Fannie Mae	3,237,700	91,627
Freddie Mac	3,022,800	75,298
Hudson City Bancorp, Inc.	4,380,400	83,797
MGIC Investment Corp. (d)	601,000	7,831
New York Community Bancorp, Inc. (d)	4,594,200	85,774
People's United Financial, Inc.	693,700	11,772
Washington Federal, Inc.	1,841,124	43,837
		399,936
TOTAL FINANCIALS		3,362,983
HEALTH CARE - 5.0%
Biotechnology - 0.5%
Cephalon, Inc. (a)	1,031,900	64,401
Cubist Pharmaceuticals, Inc. (a)	932,009	18,044
Molecular Insight Pharmaceuticals, Inc. (a)	232,300	1,819
		84,264
Health Care Equipment & Supplies - 0.3%
American Medical Systems Holdings, Inc. (a)(d)	953,700	13,447
Boston Scientific Corp. (a)	1,517,200	20,224
Hill-Rom Holdings, Inc. (d)	964,728	24,244
		57,915
Health Care Providers & Services - 2.5%
AmerisourceBergen Corp.	270,900	10,985
Brookdale Senior Living, Inc. (d)	2,042,119	53,463
Community Health Systems, Inc. (a)	3,370,600	126,499
Emeritus Corp. (a)	497,125	12,254
HealthSouth Corp. (a)(d)	2,711,539	53,336
McKesson Corp.	759,900	39,606
Quest Diagnostics, Inc.	390,100	19,575
Universal Health Services, Inc. Class B	2,306,880	144,503
VCA Antech, Inc. (a)	606,900	19,645
		479,866
Health Care Technology - 0.4%
IMS Health, Inc.	3,243,731	80,282
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 1.3%
Alpharma, Inc. Class A (a)(d)(e)	3,373,578	$ 83,024
Barr Pharmaceuticals, Inc. (a)	2,384,465	119,772
Schering-Plough Corp.	2,773,950	51,068
		253,864
TOTAL HEALTH CARE		956,191
INDUSTRIALS - 10.9%
Aerospace & Defense - 0.3%
Honeywell International, Inc.	1,064,100	63,208
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	1,952,700	141,395
Airlines - 0.1%
Delta Air Lines, Inc. (a)	1,833,600	15,604
Building Products - 0.7%
Masco Corp.	6,168,700	112,332
Owens Corning (a)	1,105,400	23,335
		135,667
Commercial Services & Supplies - 3.4%
ACCO Brands Corp. (a)(e)	4,502,091	62,669
Allied Waste Industries, Inc. (a)	17,588,908	217,399
Consolidated Graphics, Inc. (a)(e)	646,140	37,586
Manpower, Inc.	86,700	5,820
R.R. Donnelley & Sons Co.	3,133,634	96,015
The Brink's Co. (e)	3,047,521	221,707
		641,196
Construction & Engineering - 0.3%
Fluor Corp.	225,442	34,463
URS Corp. (a)	717,747	28,954
		63,417
Electrical Equipment - 0.1%
Cooper Industries Ltd. Class A	444,300	18,834
Zumtobel AG	216,800	6,647
		25,481
Machinery - 2.8%
Albany International Corp. Class A	1,741,385	63,212
Briggs & Stratton Corp. (d)(e)	2,603,700	39,628
Eaton Corp.	246,000	21,609
Illinois Tool Works, Inc.	2,748,100	143,698
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Ingersoll-Rand Co. Ltd. Class A	563,500	$ 25,008
Navistar International Corp. (a)	856,200	56,295
Pentair, Inc. (d)	3,410,400	125,605
Sulzer AG (Reg.)	348,150	45,685
Wabash National Corp.	1,355,987	11,363
		532,103
Marine - 0.1%
Alexander & Baldwin, Inc.	173,400	8,710
Road & Rail - 1.7%
Canadian National Railway Co.	912,100	47,765
Con-way, Inc. (e)	2,630,700	121,670
CSX Corp.	72,600	4,570
J.B. Hunt Transport Services, Inc.	357,700	12,151
Ryder System, Inc.	2,129,598	145,814
		331,970
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply, Inc. (a)(d)	1,287,500	13,712
W.W. Grainger, Inc.	292,600	25,371
WESCO International, Inc. (a)	942,800	35,082
		74,165
Transportation Infrastructure - 0.3%
Macquarie Infrastructure Co. LLC	1,649,176	48,816
TOTAL INDUSTRIALS		2,081,732
INFORMATION TECHNOLOGY - 15.9%
Communications Equipment - 1.3%
Alcatel-Lucent SA sponsored ADR	11,297,265	75,353
Avocent Corp. (a)	1,040,178	20,294
Dycom Industries, Inc. (a)(e)	4,096,900	58,913
Motorola, Inc.	8,122,700	80,902
Powerwave Technologies, Inc. (a)	4,570,400	12,477
		247,939
Computers & Peripherals - 1.2%
Gemalto NV (a)	227,600	7,362
Intermec, Inc. (a)	1,322,321	27,927
NCR Corp. (a)	3,755,920	92,508
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
NetApp, Inc. (a)	3,484,415	$ 84,323
Western Digital Corp. (a)	715,400	20,739
		232,859
Electronic Equipment & Instruments - 4.4%
Agilent Technologies, Inc. (a)	4,283,351	129,400
Anixter International, Inc. (a)	187,225	10,666
Arrow Electronics, Inc. (a)	5,579,460	151,817
Avnet, Inc. (a)	5,829,453	152,673
Cogent, Inc. (a)	216,776	2,023
Flextronics International Ltd. (a)	16,393,000	170,323
Ingram Micro, Inc. Class A (a)	2,418,300	41,135
Itron, Inc. (a)(d)	519,597	48,364
Jabil Circuit, Inc.	637,835	6,940
Tyco Electronics Ltd.	3,347,967	125,247
		838,588
Internet Software & Services - 1.0%
Google, Inc. Class A (sub. vtg.) (a)	9,800	5,628
VeriSign, Inc. (a)	2,054,600	74,068
Yahoo!, Inc. (a)	3,973,500	108,914
		188,610
IT Services - 1.6%
Accenture Ltd. Class A	552,800	20,758
NeuStar, Inc. Class A (a)	650,900	17,906
The Western Union Co.	6,299,600	144,891
Unisys Corp. (a)	13,487,486	56,108
Visa, Inc.	740,100	61,761
		301,424
Office Electronics - 1.1%
Xerox Corp.	15,141,910	211,532
Semiconductors & Semiconductor Equipment - 4.3%
Advanced Micro Devices, Inc. (a)(d)	5,448,000	32,470
Applied Materials, Inc.	5,725,400	106,836
ASML Holding NV (NY Shares)	2,765,566	78,431
Atmel Corp. (a)	9,040,400	33,630
Fairchild Semiconductor International, Inc. (a)(e)	12,182,010	158,853
Integrated Device Technology, Inc. (a)	4,315,300	46,131
LSI Corp. (a)	3,380,500	20,959
Maxim Integrated Products, Inc.	2,275,200	47,847
MKS Instruments, Inc. (a)	1,698,970	38,821
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
National Semiconductor Corp.	8,674,300	$ 176,869
Standard Microsystems Corp. (a)(e)	1,348,232	39,975
Varian Semiconductor Equipment Associates, Inc. (a)	1,131,849	41,460
		822,282
Software - 1.0%
Electronic Arts, Inc. (a)	2,035,806	104,783
Fair Isaac Corp.	865,121	21,429
Misys PLC	5,741,518	17,894
Parametric Technology Corp. (a)	1,442,900	25,150
THQ, Inc. (a)	693,592	14,760
		184,016
TOTAL INFORMATION TECHNOLOGY		3,027,250
MATERIALS - 2.9%
Chemicals - 1.4%
Albemarle Corp.	1,531,051	57,277
Arkema sponsored ADR (a)	314,000	18,008
Chemtura Corp.	11,256,977	77,898
FMC Corp.	86,700	5,443
Georgia Gulf Corp. (d)	554,283	3,331
H.B. Fuller Co.	1,542,500	35,601
Nalco Holding Co.	173,400	3,986
Rohm & Haas Co.	845,300	45,181
W.R. Grace & Co. (a)	607,000	15,394
		262,119
Containers & Packaging - 0.6%
Ball Corp.	747,800	40,217
Owens-Illinois, Inc. (a)	1,097,214	60,511
Rock-Tenn Co. Class A	590,311	20,029
		120,757
Metals & Mining - 0.9%
Alcoa, Inc.	2,515,240	87,480
Barrick Gold Corp.	359,500	13,818
Goldcorp, Inc.	108,400	3,854
Kinross Gold Corp.	943,400	17,826
Lihir Gold Ltd. (a)	4,707,902	13,056
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Newcrest Mining Ltd.	776,981	$ 21,180
Randgold Resources Ltd. sponsored ADR	481,466	21,916
		179,130
TOTAL MATERIALS		562,006
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	1,421,340	55,020
Cbeyond, Inc. (a)	216,934	4,282
Cincinnati Bell, Inc. (a)	6,247,695	28,989
Embarq Corp.	899,700	37,401
Qwest Communications International, Inc.	16,901,784	87,213
Verizon Communications, Inc.	2,194,900	84,460
		297,365
Wireless Telecommunication Services - 0.5%
Crown Castle International Corp. (a)	1,005,900	39,079
Sprint Nextel Corp.	7,547,600	60,305
		99,384
TOTAL TELECOMMUNICATION SERVICES		396,749
UTILITIES - 8.1%
Electric Utilities - 4.3%
Allegheny Energy, Inc.	2,007,900	108,025
American Electric Power Co., Inc.	1,611,500	71,921
DPL, Inc.	2,813,444	78,298
Edison International	2,055,280	107,224
Entergy Corp.	1,369,460	157,296
FirstEnergy Corp.	1,060,700	80,231
Fortum Oyj	43,400	1,848
FPL Group, Inc.	1,261,600	83,631
Great Plains Energy, Inc.	379,417	9,728
PPL Corp. (d)	2,594,632	124,594
		822,796
Gas Utilities - 0.1%
Energen Corp.	162,500	11,089
Independent Power Producers & Energy Traders - 2.4%
AES Corp. (a)	3,282,100	56,977
Constellation Energy Group, Inc.	1,382,559	117,034
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
NRG Energy, Inc. (a)	3,572,000	$ 156,989
Reliant Energy, Inc. (a)	5,082,983	130,836
		461,836
Multi-Utilities - 1.3%
CMS Energy Corp.	1,845,600	26,909
PNM Resources, Inc.	216,800	3,141
Public Service Enterprise Group, Inc.	2,657,200	116,678
Wisconsin Energy Corp.	2,060,100	97,772
		244,500
TOTAL UTILITIES		1,540,221
TOTAL COMMON STOCKS (Cost $19,215,546)		18,733,619
Preferred Stocks - 0.8%

Convertible Preferred Stocks - 0.6%
FINANCIALS - 0.6%
Capital Markets - 0.3%
Lehman Brothers Holdings, Inc. 7.25%	52,200	61,644
Commercial Banks - 0.1%
Huntington Bancshares, Inc. 8.50%	21,700	20,862
Diversified Financial Services - 0.2%
CIT Group, Inc. Series C, 8.75%	157,700	8,577
Citigroup, Inc. Series T, 6.50%	394,148	20,059
		28,636
TOTAL FINANCIALS		111,142
Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Thrifts & Mortgage Finance - 0.2%
Fannie Mae Series S, 8.25%	591,326	14,807
Freddie Mac Series Z, 8.375%	571,535	14,631
		29,438
TOTAL PREFERRED STOCKS (Cost $130,324)		140,580
Investment Companies - 0.2%
	Shares	Value (000s)
Ares Capital Corp. (e) (Cost $60,497)	3,874,411	$ 43,626
Money Market Funds - 5.3%

Fidelity Cash Central Fund, 2.51% (b)	194,215,418	194,215
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	823,403,772	823,404
TOTAL MONEY MARKET FUNDS (Cost $1,017,619)		1,017,619
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $20,423,986)		19,935,444
NET OTHER ASSETS - (4.5)%		(859,677)
NET ASSETS - 100%		$ 19,075,767
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,671,000 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,402
Fidelity Securities Lending Cash Central Fund	5,583
Total	$ 8,985
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ACCO Brands Corp.	$ 67,487	$ 19,973	$ -	$ -	$ 62,669
Alpharma, Inc. Class A	69,563	-	-	-	83,024
Ares Capital Corp.	32,105	34,679	8,262	2,204	43,626
Asbury Automotive Group, Inc.	38,002	-	-	933	34,519
Briggs & Stratton Corp.	58,609	-	-	1,146	39,628
Brunswick Corp.	124,160	-	-	3,339	92,828
Con-way, Inc.	75,603	36,345	-	450	121,670
Consolidated Graphics, Inc.	-	30,748	-	-	37,586
Cott Corp.	26,523	-	-	-	11,114
Dycom Industries, Inc.	110,347	2,858	-	-	58,913
Ethan Allen Interiors, Inc.	63,888	16,330	-	1,117	72,890
Fairchild Semiconductor International, Inc.	154,421	56,342	-	-	158,853
Foundation Coal Holdings, Inc.	105,348	5,073	-	258	154,496
Group 1 Automotive, Inc.	48,124	-	-	434	41,351
Intermec, Inc.	145,508	-	97,441	-	-
Liz Claiborne, Inc.	152,323	6,561	-	621	100,737
MGI Pharma, Inc.	137,620	-	163,711	-	-
OfficeMax, Inc.	122,042	14,765	-	1,326	80,770
Polaris Industries, Inc.	96,993	-	-	1,499	91,806
Standard Microsystems Corp.	52,581	-	-	-	39,975
The Brink's Co.	207,248	-	18,774	662	221,707
Williams-Sonoma, Inc.	136,453	26,462	-	1,279	144,347
Winnebago Industries, Inc.	61,106	-	-	569	38,138
Total	$ 2,086,054	$ 250,136	$ 288,188	$ 15,837	$ 1,730,647

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $792,441) - See accompanying schedule: Unaffiliated issuers (cost $17,240,123)	$ 17,187,178
Fidelity Central Funds (cost $1,017,619)	1,017,619
Other affiliated issuers (cost $2,166,244)	1,730,647
Total Investments (cost $20,423,986)		$ 19,935,444
Foreign currency held at value (cost $1,259)		1,259
Receivable for investments sold		94,307
Receivable for fund shares sold		20,019
Dividends receivable		14,265
Distributions receivable from Fidelity Central Funds		2,056
Prepaid expenses		45
Other receivables		1,115
Total assets		20,068,510

Liabilities
Payable for investments purchased	$ 138,553
Payable for fund shares redeemed	18,032
Accrued management fee	8,998
Other affiliated payables	3,313
Other payables and accrued expenses	443
Collateral on securities loaned, at value	823,404
Total liabilities		992,743

Net Assets		$ 19,075,767
Net Assets consist of:
Paid in capital		$ 18,256,136
Undistributed net investment income		71,830
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,236,360
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(488,559)
Net Assets, for 264,895 shares outstanding		$ 19,075,767
Net Asset Value, offering price and redemption price per share ($19,075,767 ÷ 264,895 shares)		$ 72.01

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends (including $15,837 earned from other affiliated issuers)		$ 155,767
Interest		125
Income from Fidelity Central Funds		8,985
Total income		164,877

Expenses
Management fee Basic fee	$ 53,373
Performance adjustment	(239)
Transfer agent fees	19,675
Accounting and security lending fees	903
Custodian fees and expenses	186
Independent trustees' compensation	42
Depreciation in deferred trustee compensation account	(2)
Registration fees	154
Audit	53
Legal	42
Interest	10
Miscellaneous	446
Total expenses before reductions	74,643
Expense reductions	(516)	74,127
Net investment income (loss)		90,750
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,164,891
Other affiliated issuers	67,911
Investment not meeting investment restrictions	(406)
Foreign currency transactions	(109)
Payment from investment advisor for loss on investment not meeting investment restrictions	406
Total net realized gain (loss)		1,232,693
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,970,712)
Assets and liabilities in foreign currencies	(16)
Total change in net unrealized appreciation (depreciation)		(3,970,728)
Net gain (loss)		(2,738,035)
Net increase (decrease) in net assets resulting from operations		$ (2,647,285)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 90,750	$ 154,774
Net realized gain (loss)	1,232,693	1,959,508
Change in net unrealized appreciation (depreciation)	(3,970,728)	756,679
Net increase (decrease) in net assets resulting from operations	(2,647,285)	2,870,961
Distributions to shareholders from net investment income	(140,083)	(115,709)
Distributions to shareholders from net realized gain	(1,773,556)	(1,258,330)
Total distributions	(1,913,639)	(1,374,039)
Share transactions Proceeds from sales of shares	2,183,345	6,749,376
Reinvestment of distributions	1,855,500	1,333,929
Cost of shares redeemed	(2,960,229)	(4,175,058)
Net increase (decrease) in net assets resulting from share transactions	1,078,616	3,908,247
Total increase (decrease) in net assets	(3,482,308)	5,405,169

Net Assets
Beginning of period	22,558,075	17,152,906
End of period (including undistributed net investment income of $71,830 and undistributed net investment income of $133,707, respectively)	$ 19,075,767	$ 22,558,075
Other Information Shares
Sold	29,884	78,675
Issued in reinvestment of distributions	23,834	16,752
Redeemed	(40,580)	(48,316)
Net increase (decrease)	13,138	47,111

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2008	Years ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 89.60	$ 83.82	$ 75.61	$ 68.71	$ 57.91	$ 44.71
Income from Investment Operations
Net investment income (loss) D	.35	.64	.61	.43	.24	.33
Net realized and unrealized gain (loss)	(10.29)	11.79	13.17	10.34	10.84	13.23
Total from investment operations	(9.94)	12.43	13.78	10.77	11.08	13.56
Distributions from net investment income	(.56)	(.56)	(.43)	(.16)	(.23)	(.36)
Distributions from net realized gain	(7.09)	(6.09)	(5.14)	(3.71)	(.05)	-
Total distributions	(7.65)	(6.65)	(5.57)	(3.87)	(.28)	(.36)
Net asset value, end of period	$ 72.01	$ 89.60	$ 83.82	$ 75.61	$ 68.71	$ 57.91
Total Return B, C	(11.73)%	15.82%	19.01%	16.13%	19.21%	30.52%
Ratios to Average Net Assets E, G
Expenses before reductions	.78% A	.70%	.67%	.73%	.95%	1.00%
Expenses net of fee waivers, if any	.78% A	.70%	.67%	.73%	.95%	1.00%
Expenses net of all reductions	.77% A	.69%	.66%	.72%	.93%	.98%
Net investment income (loss)	.95% A	.74%	.76%	.58%	.37%	.66%
Supplemental Data
Net assets, end of period (in millions)	$ 19,076	$ 22,558	$ 17,153	$ 13,040	$ 8,902	$ 6,328
Portfolio turnover rate F	53% A	44%	36%	29%	40%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Value Fund (the Fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. On January 17, 2008, the Board of Trustees approved the creation of an additional class of shares. The Fund commenced sale of Class K shares and the existing class was designated Value on May 9, 2008.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available,

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date.

Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,613,466
Unrealized depreciation	(3,124,472)
Net unrealized appreciation (depreciation)	$ (511,006)
Cost for federal income tax purposes	$ 20,446,450

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,147,818 and $5,968,454 respectively.

The Fund realized a loss on the sale of an investment not meeting the investment restrictions of the Fund. The loss was fully reimbursed by the Fund's investment advisor.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc, (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the Fund's transfer agent. For the period the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees - continued

Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $52 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 41,662	4.50%	$ 10

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $19 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $5,583.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $96 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $13 and $407, respectively.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 28% of the total outstanding shares of the Fund.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

Semiannual Report

10. Other - continued

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $564, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	23,119,124,829.71	94.630
Withheld	1,311,945,572.61	5.370
TOTAL	24,431,070,402.32	100.000
Dennis J. Dirks
Affirmative	23,264,895,678.33	95.227
Withheld	1,166,174,723.99	4.773
TOTAL	24,431,070,402.32	100.000
Edward C. Johnson 3d
Affirmative	23,048,702,160.33	94.342
Withheld	1,382,368,241.99	5.658
TOTAL	24,431,070,402.32	100.000
Alan J. Lacy
Affirmative	23,227,703,560.69	95.074
Withheld	1,203,366,841.63	4.926
TOTAL	24,431,070,402.32	100.000
Ned C. Lautenbach
Affirmative	23,204,734,087.83	94.980
Withheld	1,226,336,314.49	5.020
TOTAL	24,431,070,402.32	100.000
Joseph Mauriello
Affirmative	23,241,851,999.48	95.132
Withheld	1,189,218,402.84	4.868
TOTAL	24,431,070,402.32	100.000
Cornelia M. Small
Affirmative	23,238,535,444.69	95.119
Withheld	1,192,534,957.63	4.881
TOTAL	24,431,070,402.32	100.000
William S. Stavropoulos
Affirmative	23,115,529,078.86	94.615
Withheld	1,315,541,323.46	5.385
TOTAL	24,431,070,402.32	100.000
David M. Thomas
Affirmative	23,252,717,495.51	95.177
Withheld	1,178,352,906.81	4.823
TOTAL	24,431,070,402.32	100.000
Michael E. Wiley
Affirmative	23,205,390,737.79	94.983
Withheld	1,225,679,664.53	5.017
TOTAL	24,431,070,402.32	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	18,156,725,598.66	74.318
Against	4,525,430,963.48	18.523
Abstain	1,194,721,132.34	4.890
Broker Non-Votes	554,192,707.84	2.269
TOTAL	24,431,070,402.32	100.000
PROPOSAL 4

For Fidelity Value Fund, a shareholder proposal concerning "oversight procedures to screen out investments in companies that, in the judgement of the Board, substantially contribute to genocide, patterns of extraordinary and egregious violations of human rights, or crimes against humanity."

	# of Votes	% of Votes
Affirmative	2,774,086,002.08	26.226
Against	6,910,167,072.69	65.327
Abstain	615,747,310.51	5.822
Broker Non-Votes	277,754,578.20	2.625
TOTAL	10,577,754,963.48	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

VAL-USAN-0608
1.784919.105

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Capital Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/ Kenneth Robins
Kenneth Robins
President and Treasurer

Date:	June 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth Robins
Kenneth Robins
President and Treasurer

Date:	June 27, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	June 27, 2008